     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1997


                                                       REGISTRATION NO. 33-41829
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                         POST-EFFECTIVE AMENDMENT NO. 6
                                       TO
                                    FORM S-6


                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                             (EXACT NAME OF TRUST)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------

                            BARRY G. SKOLNICK, ESQ.
                    Senior Vice President & General Counsel
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
                (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)
                            ------------------------

                                    COPY TO:
                             STEPHEN E. ROTH, ESQ.
                      SUTHERLAND, ASBILL & BRENNAN, L.L.P.
                          1275 PENNSYLVANIA AVENUE, NW
                          WASHINGTON, D.C. 20004-2404

                            ------------------------

     It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on May 1, 1997 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a) (1)
     [ ] on (date) pursuant to paragraph (a) (1) of Rule 485
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Check box if it is proposed that the filing will become effective on (date) at (time) pursuant to Rule 487 [ ]


     Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. The Registrant filed the 24f-2 Notice for the year ended December 31, 1996 on February 26, 1997.

================================================================================

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-8B-2


N-8B-2 ITEM                                 CAPTION IN PROSPECTUS
-----------    --------------------------------------------------------------------------------
      1        Cover Page
      2        Cover Page
      3        Summary of the Contract (The Investment Divisions); Facts About the Separate
               Account, the Funds, the Zero Trusts and Merrill Lynch Life
      4        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About the Contract (Selling the
               Contracts)
      5        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About Merrill Lynch Life Insurance
               Company
      6        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About the Separate Account and its
               Divisions (Charges to Fund Assets)
      7        Not Applicable
      8        Not Applicable
      9        More About Merrill Lynch Life Insurance Company (Legal Proceedings)
     10        Summary of the Contract; Facts About the Contract; More About the Contract; More
               About the Separate Account and its Divisions
     11        Summary of the Contract (The Investment Divisions); Facts About the Separate
               Account, the Funds, the Zero Trusts and Merrill Lynch Life; More About the
               Separate Account and its Divisions (About the Separate Account; The Zero Trusts)
     12        Summary of the Contract (The Investment Divisions); Facts About the Separate
               Account, the Funds, the Zero Trusts and Merrill Lynch Life; More About the
               Separate Account and its Divisions
     13        Summary of the Contract (Loans; Fees and Charges); Facts About the Contract
               [Charges Deducted from your Investment Base; Charges to the Separate Account;
               Guarantee Period; Net Cash Surrender Value; Loans; Partial Withdrawals; Death
               Benefit Proceeds; Payment of Death Benefit Proceeds; Your Right to Cancel ("Free
               Look" Period) or Exchange]; More About the Contract; More About the Separate
               Account and its Divisions (Charges to Fund Assets)
     14        Facts About the Contract (Purchasing a Contract; Planned Payments); More About
               the Contract (Other Contract Provisions)
     15        Summary of the Contract (Availability and Payments); Facts About the Contract
               (Planned Payments; Payments Which Are Not Under a Periodic Payment Plan; Effect
               of a Planned Payment and Other Additional Payments); More About the Contract
               (Income Plans)
     16        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life; More About the Separate Account and its Divisions
     17        Summary of the Contract [Net Cash Surrender Value and Cash Surrender Value;
               Right to Cancel ("Free Look" Period) or Exchange; Partial Withdrawals]; Facts
               About the Contract [Net Cash Surrender Value; Partial Withdrawals; Right to
               Cancel ("Free Look" Period) or Exchange]; More About the Contract (Some
               Administrative Procedures)
     18        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life; More About the Separate Account and its Divisions
     19        More About Merrill Lynch Life Insurance Company
     20        More About the Separate Account and its Divisions (Charges within the Account;
               Charges to Fund Assets); Summary of the Contract (Loans); Facts About the
               Contract (Loans)

N-8B-2 ITEM                                 CAPTION IN PROSPECTUS
-----------    --------------------------------------------------------------------------------
     22        Not Applicable
     23        Not Applicable
     24        Not Applicable
     25        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About Merrill Lynch Life Insurance
               Company
     26        Not Applicable
     27        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About Merrill Lynch Life Insurance
               Company
     28        More About Merrill Lynch Life Insurance Company
     29        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S)
     30        Not Applicable
     31        Not Applicable
     32        Not Applicable
     33        Not Applicable
     34        Not Applicable
     35        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S)
     36        Not Applicable
     37        Not Applicable
     38        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About the Contract (Selling the
               Contracts)
     39        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About the Contract (Selling the
               Contracts)
     40        Not Applicable
     41        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About the Contract (Selling the
               Contracts)
     42        Not Applicable
     43        Not Applicable
     44        Facts About the Contract; More About the Contract
     45        Not Applicable
     46        Summary of the Contract; Facts About the Contract (Net Cash Surrender Value;
               Partial Withdrawals)
     47        Summary of the Contract (The Investment Divisions); Facts About the Separate
               Account, the Funds, the Zero Trusts and Merrill Lynch Life; More About the
               Separate Account and its Divisions
     48        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About the Contract (Selling the
               Contracts)
     49        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About the Contract (Selling the
               Contracts)
     50        Not Applicable
     51        Facts About the Contract; More About the Contract
     52        Facts About the Separate Account, the Funds, the Zero Trusts and Merrill Lynch
               Life (Merrill Lynch Life and MLPF&S); More About the Contract (Selling the
               Contracts)
     53        More About the Contract (Tax Considerations; Merrill Lynch Life's Income Taxes)

N-8B-2 ITEM                                 CAPTION IN PROSPECTUS
-----------    --------------------------------------------------------------------------------
     54        Not Applicable
     55        Not Applicable
     56        Not Applicable
     57        Not Applicable
     58        Not Applicable
     59        More About Merrill Lynch Life Insurance Company (Financial Statements)

PROSPECTUS

MAY 1, 1997


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                                1414 MAIN STREET
                     SPRINGFIELD, MASSACHUSETTS 01144-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED


This Prospectus is for a flexible premium variable life insurance contract (the "Contract") offered by Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), a subsidiary of Merrill Lynch & Co., Inc. It describes contracts which, at the time of issue, are designed to meet the 7-pay test under federal tax law. (See "Tax Treatment of Loans and Other Distributions" on page 36.) A prospective contract owner who wants to purchase a modified endowment contract that would not meet the 7-pay test should consult a Merrill Lynch registered representative.



Through the first 14 days following the in force date, the initial payment will be invested only in the investment division of the Merrill Lynch Variable Life Separate Account (the "Separate Account") investing in the Money Reserve Portfolio. Thereafter, the investment base will be reallocated to any five of the 38 investment divisions of the Separate Account, a Merrill Lynch Life separate investment account available under the Contract. The investments available through the investment divisions include ten mutual fund portfolios of the Merrill Lynch Series Fund, Inc.; seven mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc.; two mutual fund portfolios of the AIM Variable Insurance Funds, Inc.; one mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.; two mutual fund portfolios of the MFS Variable Insurance Trust; and sixteen unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities. Currently, the contract owner may change his or her investment allocation as many times as desired.


The Contract provides an estate benefit through life insurance coverage on the insured. Merrill Lynch Life guarantees that the coverage will remain in force for the guarantee period. Each payment will extend the guarantee period until such time as the guarantee period is established for life. During this guarantee period, Merrill Lynch Life will terminate the Contract only if the debt exceeds certain contract values. After the guarantee period, the Contract will remain in force as long as there is not excessive debt and as long as the cash surrender value is sufficient to cover the charges due. While the Contract is in force, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the current face amount.

Contract owners may also purchase a Contract to provide insurance coverage on the lives of two insureds with proceeds payable upon the death of the last surviving insured.

The Contract is designed to allow for planned periodic payments, and contract owners may make additional unplanned payments subject to certain conditions. Contract owners may also change the face amount of their Contracts, borrow up to the loan value of the Contract or turn in the Contract for its net cash surrender value. The net cash surrender value will vary with the investment results of the investment divisions chosen. Merrill Lynch Life doesn't guarantee any minimum cash surrender value.

It may not be advantageous to replace existing insurance with the Contract. Within certain limits, the Contract may be returned or exchanged for a contract with benefits that do not vary with the investment results of a separate account.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. BECAUSE IT IS A VARIABLE LIFE INSURANCE CONTRACT, THE VALUE OF THE CONTRACT REFLECTS THE INVESTMENT PERFORMANCE OF THE SELECTED INVESTMENT OPTIONS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, CONTRACT OWNERS COULD LOSE ALL OR PART OF THE MONEY THEY HAVE INVESTED. MERRILL LYNCH LIFE DOES NOT GUARANTEE THE VALUE OF THE CONTRACT. RATHER, CONTRACT OWNERS BEAR ALL INVESTMENT RISKS.

LIFE INSURANCE IS INTENDED TO BE A LONG-TERM INVESTMENT. CONTRACT OWNERS SHOULD EVALUATE THEIR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.


PARTIAL WITHDRAWALS AND SURRENDER OF THE CONTRACT ARE SUBJECT TO TAX, AND IF TAKEN BEFORE THE CONTRACT OWNER ATTAINS AGE 59 1/2 MAY ALSO BE SUBJECT TO A 10% FEDERAL PENALTY TAX. LOANS MAY BE TAXABLE IF THE CONTRACT BECOMES A "MODIFIED ENDOWMENT CONTRACT."



PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS VARIABLE INSURANCE TRUST; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                         PAGE
                                                                                         ----
IMPORTANT TERMS.......................................................................     5
SUMMARY OF THE CONTRACT
  Purpose of the Contract.............................................................     6
  Availability and Payments...........................................................     6
  Joint Insureds......................................................................     7
  CMA(R) Insurance Service............................................................     7
  The Investment Divisions............................................................     7
  How the Death Benefit Varies........................................................     7
  How the Investment Base Varies......................................................     7
  Net Cash Surrender Value and Cash Surrender Value...................................     8
  Illustrations.......................................................................     8
  Replacement of Existing Coverage....................................................     8
  Right to Cancel ("Free Look" Period) or Exchange....................................     8
  How Death Benefit and Cash Surrender Value Increases are Taxed......................     8
  Loans...............................................................................     8
  Partial Withdrawals.................................................................     9
  Fees and Charges....................................................................     9
FACTS ABOUT THE SEPARATE ACCOUNT, THE FUNDS, THE ZERO TRUSTS AND MERRILL LYNCH LIFE
  The Separate Account................................................................    10
  The Series Fund.....................................................................    10
  The Variable Series Funds...........................................................    11
  The AIM V.I. Funds..................................................................    12
  The Alliance Fund...................................................................    12
  The MFS Trust.......................................................................    13
  Certain Risks of the Funds..........................................................    13
  The Zero Trusts.....................................................................    14
  Merrill Lynch Life and MLPF&S.......................................................    15
FACTS ABOUT THE CONTRACT
  Who May be Covered..................................................................    15
  Purchasing a Contract...............................................................    16
  Planned Payments....................................................................    17
  Payments Which are Not Under a Periodic Payment Plan................................    18
  Effect of a Planned Payment and Other Additional Payments...........................    19
  Changing the Face Amount............................................................    20
  Investment Base.....................................................................    20
  Charges Deducted from the Investment Base...........................................    21
  Charges to the Separate Account.....................................................    23
  Charges to Fund Assets..............................................................    23
  Guarantee Period....................................................................    24
  Net Cash Surrender Value............................................................    25
  Loans...............................................................................    25
  Partial Withdrawals.................................................................    27
  Death Benefit Proceeds..............................................................    27
  Payment of Death Benefit Proceeds...................................................    28
  Right to Cancel ("Free Look" Period) or Exchange....................................    29
  Reports to Contract Owners..........................................................    29
MORE ABOUT THE CONTRACT
  Using the Contract..................................................................    29
  Some Administrative Procedures......................................................    31
  Other Contract Provisions...........................................................    32
  Income Plans........................................................................    33

                                                                                         PAGE
                                                                                         ----
  Group or Sponsored Arrangements.....................................................    34
  Unisex Legal Considerations for Employers...........................................    34
  Selling the Contracts...............................................................    35
  Tax Considerations..................................................................    35
  Merrill Lynch Life's Income Taxes...................................................    39
  Reinsurance.........................................................................    39
MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS
  About the Separate Account..........................................................    39
  Changes Within the Account..........................................................    39
  Net Rate of Return for an Investment Division.......................................    40
  The Funds...........................................................................    40
  The Zero Trusts.....................................................................    42
ILLUSTRATIONS
  Illustrations of Death Benefits, Investment Base, Cash Surrender Values and
   Accumulated Payments...............................................................    43
EXAMPLES
  Additional Payments.................................................................    51
  Changing the Face Amount............................................................    51
  Partial Withdrawals.................................................................    52
JOINT INSUREDS........................................................................    53
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY
  Directors and Executive Officers....................................................    57
  Services Arrangement................................................................    57
  State Regulation....................................................................    57
  Legal Proceedings...................................................................    58
  Experts.............................................................................    58
  Legal Matters.......................................................................    58
  Registration Statements.............................................................    58
  Financial Statements................................................................    58
  Financial Statements of Merrill Lynch Variable Life Separate Account................   S-1
  Financial Statements of Merrill Lynch Life Insurance Company........................   G-1


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

additional payment: is a payment which may be made after the "free look" period.

attained age: is the issue age of the insured plus the number of full years since the contract date.

cash surrender value:  is equal to the net cash surrender value plus any debt.

contract anniversary:  is the same date of each year as the contract date.

contract date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center. It is also referred to as the policy date.

death benefit: is the larger of the face amount and the variable insurance amount.

death benefit proceeds: are equal to the death benefit less any debt and less any overdue charges.

debt:  is the sum of all outstanding loans on a Contract plus accrued interest.


deferred contract loading: is chargeable to all payments for sales load, federal tax and premium tax charges. Merrill Lynch Life advances the amount of the loading to the divisions as part of the investment base. This loading is then deducted in equal installments on the next ten contract anniversaries following the date the payment is received and accepted. Merrill Lynch Life deducts the balance of the deferred contract loading not yet recouped in determining a Contract's net cash surrender value.


face amount: is the minimum death benefit as long as the Contract remains in force. The face amount will change if the change in face amount option is chosen; it may increase as a result of an additional payment; or it may decrease as a result of a partial withdrawal.

fixed base: is calculated like the cash surrender value except that 4% is substituted for the net rate of return, the guaranteed maximum cost of insurance rates are substituted for current rates and loans and repayments are not taken into account.

guarantee period: is the time guaranteed that the Contract will remain in force regardless of investment experience, unless the debt exceeds certain values. It is the period that a comparable fixed life insurance contract (same face amount, payments made, guaranteed mortality table and loading) would remain in force if credited with 4% interest per year.

in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received.

initial payment:  is the payment required to put the Contract into effect.

investment base: is the amount available under a Contract for investment in the Separate Account at any time. A contract owner's investment base is the sum of the amounts invested in each of the selected investment divisions.

investment division:  is any division in the Separate Account.

issue age: is the insured's age as of his or her birthday nearest the contract date.

net amount at risk: is the excess of the death benefit over the cash surrender value.

net cash surrender value: is equal to the investment base less the balance of any deferred contract loading not yet recouped and, depending on the date it is calculated, less all or a portion of certain other charges not yet deducted.

net single premium factor: is used to determine the amount of death benefit purchased by $1.00 of cash surrender value. Merrill Lynch Life uses this factor in the calculation of the variable insurance amount to make sure that the Contract always meets the guidelines of what constitutes a life insurance contract under the Internal Revenue Code.

planned periodic payment: is an additional payment made on a planned basis, the amount, duration and frequency of which are elected in the application or at a later date.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates after the contract date are the days when Merrill Lynch Life deducts charges from the investment base.

processing period:  is the period between consecutive processing dates.

variable insurance amount: is computed daily by multiplying the cash surrender value by the net single premium factor.

                            SUMMARY OF THE CONTRACT

PURPOSE OF THE CONTRACT

This flexible premium variable life insurance contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.

Merrill Lynch Life doesn't guarantee that contract values will increase. Depending on the investment results of selected investment divisions, the investment base, net cash surrender value and death benefit may increase or decrease on any day. The contract owner bears the investment risk. Merrill Lynch Life guarantees to keep the Contract in force during the guarantee period subject to the effect of any debt.

Life insurance is not a short term investment. The contract owner should evaluate the need for insurance and the Contract's long term investment potential and risks before purchasing a Contract.


The Contract should be purchased as a long-term investment designed to provide a death benefit. The Contract's net cash surrender value, as well as its death benefit, may be used to provide proceeds for various individual and business planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to lapse; in addition, partial withdrawals may be currently taxable. If the performance of the investment divisions to which the investment base is allocated is not sufficient to provide funds for the specific planning purpose contemplated, or if insufficient payments are made or Contract values maintained, then the purchaser may not be able to utilize the Contract to achieve the purposes for which it was purchased. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, a purchaser should consider whether the long-term nature of the Contract, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes for which the Contract is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations" on page 35.)


AVAILABILITY AND PAYMENTS


The Contract is available in most jurisdictions in which Merrill Lynch Life does business. A Contract may be issued for an insured up to age 75 (or up to age 80 for joint insureds). Merrill Lynch Life will consider issuing Contracts for insureds above age 75 on an individual basis. Since the Contract is designed to comply with the 7-pay test under federal tax law, contract owners must elect a periodic payment plan providing for payments for at least seven years when they apply for the Contract. Merrill Lynch Life will modify the payment plan, if necessary, to ensure that it does comply with the 7-pay test. The minimum initial payment is $4,000. For a discussion of the 7-pay test, see "Tax Considerations" on page 35.



Subject to state regulation, contract owners may elect to pre-pay periodic payments through a single payment by adding a single premium immediate annuity rider ("SPIAR") which will fund the Contract. The amount applied to purchase the SPIAR is not allocated to the Separate Account and is not considered a payment to the Contract. (See "Payments Under a Combination Periodic Payment Plan" on page 17.) Pledging, assigning or gifting a Contract with a SPIAR may have tax consequences to the contract owner. (See "Tax Considerations" on page 35.)


Merrill Lynch Life will not accept an initial payment that provides a guarantee period of less than one year.


Subject to certain conditions, contract owners may make additional payments that are not planned. (See "Payments Which are Not Under a Periodic Payment Plan" on page 18.)


The Contract won't be available to insure residents of certain municipalities in Kentucky where premium taxes in excess of a certain level are imposed.


For joint insureds, see modifications to this section on page 53.

JOINT INSUREDS


The Contract is also available to provide coverage on the lives of two insureds with a death benefit payable on the death of the last surviving insured. Most of the discussions in this Prospectus referencing a single insured may also be read as though the single insured were the two insureds under a joint Contract. Those discussions which are different for joint insureds are noted accordingly. (See "Joint Insureds" on page 53.)


CMA(R) INSURANCE SERVICE

Contract owners who subscribe to the Merrill Lynch Cash Management Account(R) financial service ("CMA account"), may elect to have their Contract linked to their CMA account electronically. Certain transactions will be reflected in monthly CMA account statements. Payments may be transferred to and from the Contract through a CMA account.

THE INVESTMENT DIVISIONS


Through the first 14 days following the in force date, the initial payment will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Thereafter, the investment base will be reallocated to up to five of the 38 investment divisions in the Separate Account. (See "Changing the Allocation" on page 21.)



Payments are invested in investment divisions of the Separate Account. Ten investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the Merrill Lynch Series Fund, Inc. (the "Series Fund"). Seven investment divisions of the Separate Account invest exclusively in Class A shares of designated mutual fund portfolios of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds"). One investment division of the Separate Account invests exclusively in shares of a designated mutual fund portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund"). Two investment divisions of the Separate Account invest exclusively in shares of designated mutual fund portfolios of the MFS Variable Insurance Trust (the "MFS Trust"). Each mutual fund portfolio has a different investment objective. The other sixteen investment divisions invest in units of designated unit investment trusts in The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). The contract owner's payments are not invested directly in the Series Fund, the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, or the MFS Trust (each, a "Fund"; collectively, the "Funds"); or in the Zero Trusts.


HOW THE DEATH BENEFIT VARIES

The death benefit equals the face amount or variable insurance amount, whichever is larger. It may increase or decrease on any day depending on the investment results of the investment divisions chosen by the contract owner. Death benefit proceeds are reduced by any debt.

HOW THE INVESTMENT BASE VARIES


A Contract's investment base is the amount available for investment at any time. On the contract date (usually the business day next following receipt of the initial payment at the Service Center), the investment base is equal to the initial payment. Afterwards, it varies daily based on investment performance of the investment divisions chosen. The contract owner bears the risk of poor investment performance and receives the benefit of favorable investment performance. Contract owners may wish to consider diversifying their investment in the Contract by allocating the investment base to two or more investment divisions.


------------------------------
Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

NET CASH SURRENDER VALUE AND CASH SURRENDER VALUE

Contract owners may surrender their Contracts at any time and receive the net cash surrender value. On a contract anniversary, the net cash surrender value equals the investment base minus the balance of any deferred contract loading not yet deducted. The net cash surrender value varies daily based on investment performance of the investment divisions chosen and accrual of contract charges. Merrill Lynch Life doesn't guarantee any minimum net cash surrender value.

For purposes of certain computations under the Contract, Merrill Lynch Life uses the cash surrender value. It is calculated by adding the amount of any debt to the net cash surrender value.

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. These rates are not guaranteed. They are illustrative only and should not be deemed a representation of past or future performance. Actual rates of return may be more or less than those reflected in the illustrations and, therefore, actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Before purchasing a Contract, the contract owner should ask his or her Merrill Lynch registered representative if changing, or adding to, current insurance coverage would be advantageous. Generally, it is not advisable to purchase another contract as a replacement for existing insurance. In particular, replacement should be carefully considered if the decision to replace existing coverage is based solely on a comparison of contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

Once the contract owner receives the Contract, he or she should review it carefully to make sure it is what he or she intended to purchase. Generally, a Contract may be returned for a refund within ten days after the contract owner receives it. Some states allow a longer period of time to return the Contract. If required by the contract owner's state, the Contract may be returned within the later of ten days after receiving it and 45 days from the date the application is completed. If the Contract is returned during the "free look" period, Merrill Lynch Life will refund the payment without interest.

A contract owner may also exchange his or her Contract within 18 months for a contract with benefits that do not vary with the investment results of a separate account.

HOW DEATH BENEFIT AND CASH SURRENDER VALUE INCREASES ARE TAXED


Under current federal tax law, life insurance contracts receive tax-favored treatment. The death benefit is fully excludable from the beneficiary's gross income for federal income tax purposes, according to Section 101(a)(1) of the Internal Revenue Code. A contract owner is not taxed on any increase in the cash surrender value while a life insurance contract remains in force. For a discussion of the tax issues associated with this Contract, including taxation of loans and partial withdrawals from, and collateral assignments of, the Contract and the possible 10% penalty tax on such distributions, see "Tax Considerations" on page 35. Contracts that comply with the 7-pay test receive preferential tax treatment with respect to certain distributions.


LOANS


Contract owners may borrow up to the loan value of their Contracts, which is 90% of the cash surrender value. The maximum amount that can be borrowed at any time is the difference between the loan value and the debt. (See "Loans" on page 25.)



Loans are deducted from the amount payable on surrender of the Contract and are also deducted from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. Depending upon investment perform-ance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract is not a modified endowment contract, lapse of the Contract with loans outstanding may result in adverse tax consequences. Policy debt is considered part of total cash value which is used to calculate gain. (See "Tax Considerations" on page 35.)


PARTIAL WITHDRAWALS


Contract owners may make partial withdrawals after the fifteenth contract year, subject to certain conditions. (See "Partial Withdrawals" on page 27.)


FEES AND CHARGES

Investment Base Charges. Merrill Lynch Life invests the entire amount of all premium payments in the Separate Account. It then deducts certain charges from the investment base on processing dates. The charges deducted are as follows:

     - deferred contract loading equals 9% of each payment. It consists of a sales load of 4.5%, a charge for federal taxes of 2% and a state and local premium tax charge of 2.5%. For joint insureds the deferred contract loading equals 11% of each payment and consists of a sales load of 6.5%, a charge for federal taxes of 2% and a state and local premium tax charge of 2.5%. Deferred contract loading is deducted in equal installments of .90% (1.1% for joint insureds) of each payment. The deduction is taken on the ten contract anniversaries following the date Merrill Lynch Life receives and accepts the payment. However, Merrill Lynch Life subtracts the balance of the deferred contract loading not yet deducted in determining a Contract's net cash surrender value. Thus, this balance is deducted in determining the amount payable on surrender of the Contract;


     - on all processing dates after the contract date, Merrill Lynch Life makes deductions for mortality cost (see "Mortality Cost" on page 22); and



     - on each contract anniversary, Merrill Lynch Life makes deductions for the net loan cost if there has been any debt during the prior year. Currently, there is no net loan cost for amounts borrowed up to the target loan amount (see "Charges Deducted From the Investment Base" on page 21).


Separate Account Charges. There are certain charges deducted daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - an asset charge designed to cover mortality and expense risks deducted from all investment divisions which is equivalent to .90% annually at the beginning of the year; and

     - a trust charge deducted from only those investment divisions investing in the Zero Trusts, which is currently equivalent to .34% annually at the beginning of the year and will never exceed .50% annually.


Advisory Fees. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets" on page 23.)



Other Charges. If periodic payments are prepaid by purchasing a single premium immediate annuity rider, Merrill Lynch Life deducts 5% of the single payment as a charge for the rider. Any applicable premium taxes will also be deducted. (See "Payments Under a Combination Periodic Payment Plan" on page 17.)


This summary is intended to provide only a very brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. The Contract together with its attached applications, medical exam(s), amendments, riders, and endorsements constitutes the entire agreement between the contract owner and Merrill Lynch Life and should be retained.


For the definition of certain terms used in this Prospectus, see "Important Terms" on page 5.

                       FACTS ABOUT THE SEPARATE ACCOUNT,

               THE FUNDS, THE ZERO TRUSTS AND MERRILL LYNCH LIFE


THE SEPARATE ACCOUNT

The Separate Account is a separate investment account established by Merrill Lynch Life on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. The Separate Account is used to support the Contract as well as to support other variable life insurance contracts issued by Merrill Lynch Life.

Merrill Lynch Life owns all of the assets in the Separate Account. The assets of the Separate Account are kept separate from Merrill Lynch Life's general account and any other separate accounts it may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business Merrill Lynch Life conducts.

Obligations to contract owners and beneficiaries that arise under the Contract are obligations of Merrill Lynch Life. Income, gains, and losses, whether or not realized, from assets allocated are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains or losses of Merrill Lynch Life. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities, (which will always be at least equal to the aggregate contract value allocated to the Separate Account under the Contracts), Merrill Lynch Life may transfer the excess to its general account.


There are currently 38 investment divisions in the Separate Account. Ten invest in shares of a specific portfolio of the Series Fund. Seven invest in shares of a specific portfolio of the Variable Series Funds. Two invest in shares of a specific portfolio of the AIM V.I. Funds. One invests in shares of a specific portfolio of the Alliance Fund. Two invest in shares of a specific portfolio of the MFS Trust. Sixteen invest in units of a specific Zero Trust. Complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio (including specific risks associated with investment in the High Yield Portfolio of the Series Fund) can be found in the accompanying prospectuses. They should be read in conjunction with this Prospectus.


THE SERIES FUND


The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives of the Series Fund portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.


Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in debt securities issued or guaranteed by the U.S. Government or its agencies with a maximum maturity of 15 years.


Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk, and secondarily seeks the preservation of capital. In seeking to achieve these objectives, the Portfolio invests at least 80% of the value of its assets in debt securities that have a rating within the three highest grades of Moody's or Standard & Poor's.

High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management, and secondarily capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").



Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/ earnings ratios.



Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.


Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.


MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 23.)


THE VARIABLE SERIES FUNDS


The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its 16 mutual fund portfolios are currently available through the Separate Account. The investment objectives of the seven available Variable Series Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.



Basic Value Focus Fund seeks capital appreciation, and secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.



Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.


Global Utility Focus Fund seeks to obtain capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of management of the Fund, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

International Equity Focus Fund seeks to obtain capital appreciation, and secondarily, income by investing in a diversified portfolio of equity securities, of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities.


Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.



Equity Growth Fund seeks to attain long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Fund believes have special investment value, and of emerging growth companies regardless of size. Such companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in such selection.



Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").



The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets" on page 23.)



THE AIM V.I. FUNDS



The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end, series, management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.



AIM V.I. Capital Appreciation Fund seeks to provide capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies. The portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.



AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective. The investment division investing in this Fund should not be selected by contract owners who seek income as their primary investment objective.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, is a wholly owned subsidiary of A I M Management Group Inc., an indirect subsidiary of AMVESCO plc (formerly INVESCO plc). AIM is a registered adviser under the Investment Advisers Act of 1940. AIM was organized in 1976, and, together with its domestic subsidiaries, manages or advises 48 investment company portfolios (including the AIM V.I. Funds). The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets" on page 23.)



THE ALLIANCE FUND



The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account.

The investment objective of the available Alliance Fund portfolio is described below. There is no guarantee that this portfolio will be able to meet its investment objective.



Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.



Alliance, a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, is a registered adviser under the Investment Advisers Act of 1940. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets" on page 23.)



THE MFS TRUST



The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below. There is no guarantee that any portfolio will be able to meet its investment objective.



MFS Emerging Growth Series seeks to provide long-term growth of capital by investing primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies. Emerging growth companies include companies that MFS believes are early in their life cycle but which have the potential to become major enterprises. Dividend and interest income from portfolio securities, if any, is incidental to the Fund's objective of long-term growth of capital.



MFS Research Series seeks to provide long-term growth of capital and future income. The portfolio securities of the MFS Research Series are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of MFS. The Series' assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Series' investment objective within their assigned industry responsibility.



MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada, and is a registered adviser under the Investment Advisers Act of 1940. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets" on page 23.)



CERTAIN RISKS OF THE FUNDS



Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on the investment adviser's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.



In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.



In selecting investments for the AIM V.I. Capital Appreciation Fund, AIM is particularly interested in companies that are likely to benefit from new or innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. As a result of this policy, the market prices of many of the securities purchased and held by this Fund may fluctuate widely. Any income received from securities held by the Fund will be incidental, and a contract owner should not consider a purchase of shares of the Fund as equivalent to a complete investment program.



For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.


Because investment in these Portfolios and Funds entails relatively greater risk of loss of income or principal, it may not be appropriate to allocate all payments and investment base to an investment division that invests in one of these Portfolios or Funds.

THE ZERO TRUSTS

The Zero Trusts was formed to provide safety of capital and a high yield to maturity. It seeks this through U.S. Government-backed investments which make no periodic interest payments and, therefore, are purchased at a deep discount. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.


The Zero Trusts currently available have maturity dates in years 1998 through 2011, 2013 and 2014.



Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units when Merrill Lynch Life needs to sell them to pay benefits and make reallocations. Merrill Lynch Life pays the sponsor a fee for these transactions and is reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts" on page 23.)

MERRILL LYNCH LIFE AND MLPF&S

Merrill Lynch Life is a stock life insurance company organized under the laws of the State of Washington in 1986 and redomesticated under the laws of the State of Arkansas in 1991. It is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. Merrill Lynch Life is authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. It is also authorized to offer variable life insurance and variable annuities in most jurisdictions.


MLPF&S is a wholly owned subsidiary of Merrill Lynch & Co., Inc. and provides a broad range of securities brokerage and investment banking services in the United States. It provides marketing services for Merrill Lynch Life and is the principal underwriter of the Contracts issued through the Separate Account. Merrill Lynch Life retains MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts" on page 35.)


                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

The Contract is available in most jurisdictions in which Merrill Lynch Life does business. A Contract may be issued for an insured up to issue age 75. Merrill Lynch Life will consider issuing Contracts for insureds above age 75 on an individual basis. The insured's issue age is his or her age as of the birthday nearest the contract date. The insured must also meet Merrill Lynch Life's medical and other underwriting requirements.

Merrill Lynch Life uses two methods of underwriting:

     - simplified underwriting, with no physical exam; and

     - para-medical or medical underwriting with a physical exam.


Simplified underwriting is not available for insureds under age 35. The initial payment plus the planned periodic payments elected and the age and sex (except where unisex rates are required by state law) of the insured determine whether Merrill Lynch Life will do underwriting on a simplified or medical basis. The maximum initial payment where a periodic payment plan is selected, or the maximum initial payment plus the SPIAR payment where a combination periodic plan is selected, that will be underwritten on a simplified basis is set out in the charts below.



                                                          COMBINATION PERIODIC
                                                              PLAN (SPIAR)
                                                 ---------------------------------------
                                                                                 MAXIMUM
                 PERIODIC PLAN                                                   INITIAL
    ---------------------------------------                                      PAYMENT
                                    MAXIMUM                                       PLUS
                                    INITIAL                                       SPIAR
                 AGE                PAYMENT                   AGE                PAYMENT
    -----------------------------   -------      -----------------------------   -------
                                                 0-29.........................   $20,000
    35-39........................   $4,000       30-39........................   25,000
    40-49........................    5,000       40-49........................   35,000
    50-59........................    7,500       50-59........................   55,000
    60-75........................   10,000       60-75........................   75,000



However, if the face amount is above the minimum face amount required for an initial payment (see "Selecting the Initial Face Amount" on page 16), Merrill Lynch Life will also take the net amount at risk into account in determining the method of underwriting.


Merrill Lynch Life assigns insureds to underwriting classes which determine the current cost of insurance rates used in calculating mortality cost deductions. In assigning insureds to underwriting classes, Merrill Lynch Life distinguishes between those insureds underwritten on a simplified basis and those on a para-medical or medical basis. Under both the simplified and medical underwriting methods, Contracts may be issued on insureds either in the standard or non-smoker underwriting class. Contracts may also be issued on insureds in a substandard underwriting class. For a discussion of the effect of underwriting classification on mortality cost deductions, see "Mortality Cost" on page 22.



For joint insureds, see modifications to this section on page 53.


PURCHASING A CONTRACT

To purchase a Contract the contract owner must complete an application and make a payment. A periodic payment plan and the initial face amount are selected at that time. The amount of the initial payment depends in part on the periodic payment plan selected. Merrill Lynch Life will not accept an initial payment for a specified face amount that will provide a guarantee period of less than one year. (See "Selecting the Initial Face Amount" and "Initial Guarantee Period" below.)


Insurance coverage generally begins on the contract date, which is usually the next business day following receipt of the initial premium payment at Merrill Lynch Life's Service Center. Temporary life insurance coverage may be provided under the terms of a temporary insurance agreement. In accordance with Merrill Lynch Life's underwriting rules, in most states, temporary life insurance coverage may not exceed $300,000 and may not be in effect for more than 90 days. As provided for under state insurance law, the contract owner, to preserve insurance age, may be permitted to backdate the Contract. In no case may the contract date be more than six months prior to the date the application was completed. Charges for cost of insurance for the backdated period are deducted on the first processing date after the contract date.



For joint insureds, see modifications to this section on page 54.



Selecting a Periodic Payment Plan. Contract owners select a periodic payment plan in the application, subject to the rules discussed below. The amount, duration and frequency of planned payments must be specified, but the minimum duration is seven contract years, the minimum amount of planned payments is $4,000 per contract year, the amounts selected must be level, and, in each contract year under the plan, the amount of planned payments selected must equal the initial payment. In addition, the plan must comply with the 7-pay test. Merrill Lynch Life will modify the periodic payment plan selected, if necessary, to ensure compliance with the 7-pay test. (See "Planned Payments" on page 17.)


Selecting the Initial Face Amount. Contract owners can specify the initial face amount, within limits, subject to any minimum face amount requirements imposed by the state in which they reside. These limits are based in part on the initial payment and the periodic payment plan selected. The minimum initial face amount is the amount that would satisfy the 7-pay test or, if greater, the face amount that would provide a guarantee period for the whole of life assuming all planned payments for a contract year are paid as of the first day of such contract year. (See "Initial Guarantee Period" below.) If the contract owner elects to make planned payments for a period shorter than the first nine contract years (or the first ten contract years if the issue age of the insured is 71 or older), he or she will not have a guarantee period for the whole of life at the end of the periodic payment plan assuming all payments are made as planned. The maximum face amount that may be specified is the amount which will provide the minimum guarantee period, which in most states is one year. The initial face amount and initial payment determine the guarantee period. If the initial face amount is in excess of the minimum, the guarantee period will be shorter.

Initial Guarantee Period. The initial guarantee period for a Contract will be determined by the initial payment and face amount. It will not take the planned payments into account. Instead, the guarantee period will be adjusted as each planned payment is made.

The guarantee period is the period of time Merrill Lynch Life guarantees that the Contract will remain in force regardless of investment experience unless the debt exceeds certain values. The guarantee period is based on the guaranteed maximum cost of insurance rates in the Contract, the deferred contract loading and a 4% interest assumption. This means that for a given initial payment and face amount, different insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, an older insured will have a shorter guarantee period than a younger insured of the same sex and in the same underwriting class.

The maximum guarantee period is for the whole of the insured's life and the minimum guarantee period in most states is one year.

PLANNED PAYMENTS


In the application contract owners select a periodic payment plan. This plan must comply with Merrill Lynch Life's rules. (See "Selecting a Periodic Payment Plan" on page 16.) The amount and duration of the planned payments selected, as well as other factors, such as the face amount specified and the insured's age and sex (except where unisex rates are required by state law), will affect whether Merrill Lynch Life will do underwriting on a simplified or medical basis. Once the selected plan is approved, a planned payment may be made at any time without any additional evidence of insurability unless it increases the face amount. In Kentucky, payments under a periodic payment plan may not be made until after the first contract year.


Contract owners may elect another periodic payment plan at a date later than in the application. The amount and duration of the payments elected, as well as other factors, such as the current death benefit and the insured's age and sex (except where unisex rates are required by state law), will affect whether Merrill Lynch Life will require additional evidence of insurability. Currently, Merrill Lynch Life will not allow the later election of a periodic payment plan where additional evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

Contract owners may elect to make planned payments annually, semiannually or quarterly, although no planned payments may be made until after the "free look" period. Payments may also be made on a monthly basis if the contract owner authorizes Merrill Lynch Life to deduct the payment from his or her checking account (pre-authorized checking) or to withdraw the payment from his or her CMA account. Merrill Lynch Life reserves the right to change or discontinue payment deduction procedures. If a contract owner has the CMA Insurance Service, planned payments under any of the above frequencies may be withdrawn automatically from his or her CMA account and transferred to his or her Contract. The withdrawals will continue under the selected plan until Merrill Lynch Life is notified otherwise. For planned payments not being made under pre-authorized checking or withdrawn from a CMA account, Merrill Lynch Life will send the contract owner reminder notices.


Merrill Lynch Life may require satisfactory evidence of insurability before the contract owner will be permitted to make any further additional payments under a periodic payment plan if the payment increases the face amount of the Contract. Failure to make a planned payment will affect the guarantee period. Making a planned payment before the date specified for payment may affect the contract's compliance with the 7-pay test. (See "Tax Considerations" on page 35.)


Contract owners may change the frequency, duration and the amount of planned payments by sending a written request to the Service Center. They may request one change in the amount, one change in the duration and one change in the frequency of payments each contract year. Satisfactory evidence of insurability may be required before the duration or the amount of payments can be increased. The evidence requirements will be based on the amount of the increase in payment and the duration, as well as other factors such as the current death benefit and the insured's age and sex (except where unisex rates are required by state law).


For Contracts that otherwise comply with the 7-pay test, changing the frequency, duration or the amount of planned payments may impact upon such compliance. (See "Tax Considerations" on page 35.)


Payments Under a Combination Periodic Payment Plan. Subject to state regulation, contract owners may add a single premium immediate annuity rider (SPIAR) to their Contract. This rider can be used as a convenient means to pre-pay planned payments through a single deposit. It does so by providing a fixed income for six years or more which can be used to fund the Contract.

The charge for this rider equals 5% of the rider's single payment amount and is deducted directly from the single payment. Of this charge, 4.5% is attributable to distribution expenses and 0.5% is attributable to issuance and administrative expenses relating to the rider. This charge is in addition to the deferred contract loading chargeable to payments made to the Contract from SPIAR income payments. A charge for state premium taxes, which varies depending upon the state in which the contract owner resides, is also deducted directly from the single payment.

The deposit applied to purchase the SPIAR is not allocated to the Separate Account and is not considered a payment to the Contract. Each amount paid under the SPIAR and applied to the Contract is considered a payment to the Contract when applied. Under this funding plan, a Contract should receive the favorable tax treatment accorded to contracts which comply with the 7-pay test under current federal tax law.

If the insured dies before the income period ends, Merrill Lynch Life will pay the rider value in a lump sum to the beneficiary under the Contract. For tax purposes, this payment won't be considered part of the life insurance death benefit.

If the contract owner surrenders the rider before the end of the income period, Merrill Lynch Life will pay the rider value over five years or apply it to a lifetime income, as selected.

If the contract owner changes ownership of the Contract, Merrill Lynch Life will change the owner of the SPIAR to the new owner of the contract.

If the contract owner dies before the income period ends, Merrill Lynch Life will pay the remaining income payments to the new owner.

If the Contract ends because the insured dies (where the contract owner is not the insured), because Merrill Lynch Life terminates the Contract, or because the Contract is cancelled for its net cash surrender value, Merrill Lynch Life will continue the annuity rider under the same terms. Alternatively, the contract owner may choose one of the options available upon surrender of the rider.

The rider will not have any effect on the Contract's loan value. The reserves for this rider will be held in Merrill Lynch Life's general account.


Pledging, assigning or gifting a Contract with the SPIAR may have tax consequences to the contract owner. Contract owners are advised to consult their tax advisor prior to effecting an assignment, pledge or gift of such a Contract. For a discussion of the tax issues associated with use of a SPIAR, see "Tax Considerations" on page 35.


The combination periodic plan is not available under a joint insureds Contract.

PAYMENTS WHICH ARE NOT UNDER A PERIODIC PAYMENT PLAN


After the "free look" period, contract owners may make additional payments which are not under a periodic payment plan provided the attained age of the insured is not over 80. Additional payments may be made at any time up to four times each contract year and must be submitted with an Application for Additional Payment. The minimum Merrill Lynch Life will accept for these payments is $500. They may be made whether or not the contract owner is making planned payments. In Kentucky, no additional payments may be made until after the first contract year. For Contracts that otherwise comply with the 7-pay test, making an additional payment that is not under the periodic payment plan selected when the Contract was issued may impact upon such compliance. (See "Tax Considerations" on page 35.)


Merrill Lynch Life may require satisfactory evidence of insurability before a payment is accepted if the payment immediately increases the net amount at risk under the Contract, if the contract owner is otherwise making planned payments or if the guarantee period at the time of the payment is one year or less. Currently, Merrill Lynch Life will not accept an additional payment which is not under a periodic payment plan where the evidence of insurability would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

If an additional payment requires evidence of insurability, Merrill Lynch Life will invest that payment in the division investing in the Money Reserve Portfolio. The additional payment will be invested in this division on the business day next following receipt at the Service Center. Once the underwriting is completed and the payment is accepted, the payment invested in the Money Reserve Portfolio will automatically be allocated either according to instructions or, if no instructions have been received, proportionately to the investment base in the Contract's investment divisions.

EFFECT OF A PLANNED PAYMENT AND OTHER ADDITIONAL PAYMENTS


Currently, any additional payments (including planned payments) not requiring evidence of insurability generally will be accepted the day they are received at the Service Center. However, if acceptance of the payment would affect a Contract's compliance with the 7-pay test, to the extent feasible, Merrill Lynch Life will not accept that payment until the contract owner confirms his or her intent to make that payment under those circumstances. If Merrill Lynch Life holds the payment pending receipt of instructions, it will deposit the payment in its general account and credit it with interest until the payment is returned or accepted. In addition, planned payments received on the day prior to a due date will be credited on the due date to facilitate compliance with the 7-pay test; planned payments received more than one day prior to a due date will be returned to the contract owner with instructions for timing planned payments to facilitate compliance with the 7-pay test.


On the date Merrill Lynch Life receives and accepts an additional payment, whether under a periodic payment plan or not, Merrill Lynch Life will:

     - increase the Contract's investment base by the amount of the payment;


     - increase the deferred contract loading (see "Deferred Contract Loading" on page 21);



     - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount" on page 28); and



     - increase the fixed base by the amount of the payment less the deferred contract loading applicable to the payment (see "The Contract's Fixed Base" on page 25).


If an additional payment requires evidence of insurability, once underwriting is completed and the payment is accepted, acceptance will be effective, and the additional payment will be reflected in contract values as described above, as of the next business day after the payment is received at the Service Center.

As of the processing date on or next following receipt and acceptance of an additional payment, Merrill Lynch Life will increase either the guarantee period or face amount or both. If the guarantee period prior to receipt and acceptance of an additional payment is less than for life, payments will first be used to extend the guarantee period. Any amount in excess of that required to extend the guarantee period to the whole of life or any subsequent additional payment will be used to increase the Contract's face amount.


Merrill Lynch Life will determine the increase in face amount by taking any excess amount or subsequent additional payment, deducting the applicable deferred contract loading, bringing the result up at an annual rate of 4% interest from the date the additional payment is received and accepted to the next processing date, and then multiplying by the applicable net single premium factor. If the additional payment is received and accepted on a processing date, the payment minus the deferred contract loading is multiplied by the applicable net single premium factor. For a further discussion of the effect of additional payments on a Contract's face amount, see "Additional Payments" in the Examples on page 51.



Unless specified otherwise, if there is any debt, any payment made, other than planned payments, will be used first as a loan repayment with any excess applied as an additional payment. (See "Loans" on page 25.)



For joint insureds, see the modifications to this section on page 54.

CHANGING THE FACE AMOUNT


After the first contract year, if the insured is in a standard or non-smoker underwriting class, a contract owner may request a change in the face amount of his or her Contract without making an additional payment subject to the rules and conditions discussed below. A change in face amount is not permitted if the attained age of the insured is over 80. The minimum change in face amount is $10,000 and only one change may be made each contract year. A change in face amount may affect the mortality cost deduction. (See "Mortality Cost" on page 22.)


The effective date of the change will be the next processing date following the receipt and acceptance of a written request, provided it is received at the Service Center at least seven days before the processing date.


Changing the face amount may have tax consequences. (See "Tax Considerations" on page 35.)


Increasing the Face Amount. To increase the face amount of a Contract, Merrill Lynch Life may require satisfactory evidence of insurability. When the face amount is increased, the guarantee period is decreased. The maximum increase in face amount is the amount which will provide the minimum guarantee period for which Merrill Lynch Life would issue a Contract at the time of the request based on the insured's attained age. Currently, Merrill Lynch Life will not permit an increase in face amount where evidence of insurability, if required, would put the insured in a different underwriting class with different guaranteed or higher current cost of insurance rates.

Decreasing the Face Amount. When the face amount of a Contract is decreased, the guarantee period is increased. The maximum decrease in face amount is that decrease which would provide the minimum face amount for which Merrill Lynch Life would issue a Contract at the time of the request based on the insured's attained age, sex (except where unisex rates are required by state law) and underwriting class. Merrill Lynch Life won't permit a decrease in face amount below the amount required to keep the Contract qualified as life insurance under federal income tax laws.


Determining the New Guarantee Period. As of the effective date of any change in face amount, Merrill Lynch Life takes the fixed base on that date and, based on the attained age and sex (except where unisex rates are required by state law) of the insured and the new face amount of the Contract, it redetermines the guarantee period. A 4% interest assumption and the guaranteed maximum cost of insurance rates is used in these calculations. For a discussion of the effect of changes in the face amount on a Contract's guarantee period, see "Changing the Face Amount" in the Examples on page 51.



For joint insureds, see the modifications to this section on page 54.


INVESTMENT BASE


A Contract's investment base is the amount available for investment at any time. It is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment. Merrill Lynch Life adjusts the investment base daily to reflect the investment performance of the investment divisions the contract owner has selected. (See "Net Rate of Return for an Investment Division" on page 40.) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account" on page 23.)



Deductions for deferred contract loading, mortality cost and net loan cost, as well as partial withdrawals and loans, decrease the investment base. (See "Charges Deducted from the Investment Base" on page 21, "Partial Withdrawals" on page 27 and "Loans" on page 25.) Loan repayments and additional payments increase it. Contract owners may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If an election is not made, Merrill Lynch Life will allocate increases and decreases proportionately to the investment base in the investment divisions the contract owner has selected. (For special rules on allocation of additional payments which require evidence of insurability, see "Payments Which are Not Under a Periodic Payment Plan" on page 18.)

Initial Investment Allocation and Preallocation. Through the first 14 days following the in force date the initial payment will remain in the division investing in the Money Reserve Portfolio. Thereafter, the investment base will be reallocated to the investment divisions selected by the contract owner on the application, if different. The contract owner may invest in up to five of the 38 investment divisions of the Separate Account.



Changing the Allocation. After the first 14 days following the in force date, a contract owner's investment base may be invested in up to five investment divisions at any one time. Currently, investment allocations may be changed as often as desired. However, Merrill Lynch Life may limit the number of changes permitted but not to less than five each contract year. Contract owners will be notified if limitations are imposed. In order to change their investment base allocation, contract owners must call or write to the Service Center. (See "Some Administrative Procedures" on page 31.)


Zero Trust Allocations. Merrill Lynch Life will notify contract owners 30 days before a Zero Trust in which they have invested matures. Contract owners must tell Merrill Lynch Life in writing at least seven days before the maturity date how to reinvest their funds in the division investing in that Zero Trust. If Merrill Lynch Life is not notified, it will move the contract owner's investment base in that division to the investment division investing in the Money Reserve Portfolio.

Units of a specific Zero Trust may no longer be available when a request for allocation is received. Should this occur, Merrill Lynch Life will attempt to notify the contract owner immediately so that the request can be changed.

Allocation to the Division Investing in the Natural Resources
Portfolio. Merrill Lynch Life and the Separate Account reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES DEDUCTED FROM THE INVESTMENT BASE


The charges described below are deducted pro-rata from the investment base on processing dates. Merrill Lynch Life also deducts certain asset and trust charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. Currently the asset and trust charges are equivalent to .90% and .34% annually at the beginning of the year. (See "Charges to the Separate Account" on page 23.) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets" on page 23.) For a discussion of the charges applicable to the SPIAR issued under a combination periodic plan, see page 15.


Deferred Contract Loading. 100% of all premium payments are invested in the Separate Account. Chargeable to each payment is an amount called the deferred contract loading. The deferred contract loading equals 9% of each payment. This charge consists of a sales load, a charge for federal income taxes and a state and local premium tax charge.


The sales load, equal to 4.5% of each payment, compensates Merrill Lynch Life for sales expenses. The sales load may be reduced if cumulative payments are sufficiently high to reach certain breakpoints (2% of payments in excess of $1.5 million and 0% of payments in excess of $4 million) and in certain group or sponsored arrangements as described on page 34.



The charge for federal taxes is equal to 2% of each payment.



The state and local premium tax charge is equal to 2.5% of each payment.



Although chargeable to each payment, Merrill Lynch Life advances the amount of the deferred contract loading to the investment divisions as part of a contract owner's investment base. It then takes back these funds in equal installments on the ten contract anniversaries following the date a payment is received and accepted. This means that an amount equal to .90% of each payment is deducted from the investment base on each of the ten contract anniversaries following the payment. However, in determining a Contract's net cash surrender value, Merrill Lynch Life subtracts from the investment base the balance of the deferred contract loading which is chargeable to any payment made but which has not yet been deducted. Thus, this balance is deducted in determining the amount payable on surrender of the Contract.

During the period that the deferred contract loading is included in the investment base, a positive net rate of return will give greater increases in net cash surrender value and a negative net rate of return will give greater decreases in net cash surrender value than if the loading had not been included in the investment base.


For joint insureds, see the modifications to this subsection on page 54.


Mortality Cost. Merrill Lynch Life deducts a mortality cost from the investment base on each processing date after the contract date. This charge compensates Merrill Lynch Life for the cost of providing life insurance coverage for the insured. It is based on the underwriting class assigned to the insured, the insured's sex (except where unisex rates are required by state law) and attained age and the Contract's net amount at risk.

To determine the mortality cost, Merrill Lynch Life multiplies the current cost of insurance rate by the Contract's net amount at risk (adjusted for interest at an annual rate of 4%). The net amount at risk is the difference, as of the previous processing date, between the death benefit and the cash surrender value.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates depending on the insured's underwriting class, sex (except where unisex rates are required by state law) and attained age. For all insureds, current cost of insurance rates distinguish between insureds in the simplified underwriting class and medical underwriting class. For insureds age 20 and over, current cost of insurance rates also distinguish between insureds in a smoker (standard) underwriting class and insureds in a non-smoker underwriting class. For Contracts issued on insureds under the same underwriting method, current cost of insurance rates are lower for an insured in a non-smoker underwriting class than for an insured of the same age and sex in a smoker (standard) underwriting class. Also, current cost of insurance rates are lower for an insured in a medical underwriting class than for a similarly situated insured in a simplified underwriting class. The simplified current cost of insurance rates are higher because less underwriting is performed and therefore more risk is incurred.

Merrill Lynch Life guarantees that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates for Contracts (other than those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (CSO Table). Merrill Lynch Life may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

During the period between processing dates, the net cash surrender value takes the mortality cost into account on a pro-rated basis. Thus, a pro-rata portion of the mortality cost is deducted in determining the amount payable on surrender of the Contract if the date of surrender is not a processing date.


For joint insureds, see the modifications to this subsection on page 55.



Maximum Mortality Cost. During the guarantee period, Merrill Lynch Life limits the deduction for mortality cost if investment results are unfavorable. This is done by substituting the fixed base for the cash surrender value in determining the net amount at risk and by multiplying by the guaranteed cost of insurance rate. Merrill Lynch Life will deduct this alternate amount from the investment base when it is less than the mortality cost that would have otherwise been deducted. In effect, during the guarantee period, a contract owner will not be charged for mortality costs that are greater than those for a comparable fixed contract, based on 4% interest and the same guaranteed cost of insurance rates. (See "The Contract's Fixed Base" on page 25.)

Net Loan Cost.  The net loan cost is explained under "Loans" on page 25.


CHARGES TO THE SEPARATE ACCOUNT

Each day Merrill Lynch Life deducts an asset charge from each division of the Separate Account. The total amount of this charge is computed at .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk assumed by Merrill Lynch Life that insureds as a group will live for a shorter time than actuarial tables predict. As a result, Merrill Lynch Life would be paying more in death benefits than planned; and

     - the risk assumed by Merrill Lynch Life that it will cost more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for


     - the risks assumed by Merrill Lynch Life with respect to potentially unfavorable investment results. One risk is that the Contract's cash surrender value cannot cover the charges due during the guarantee period. The other risk is that Merrill Lynch Life may have to limit the deduction for mortality cost (see "Maximum Mortality Cost" on page 22).



The total charge may not be increased.


Charges to Divisions Investing in the Zero Trusts. Merrill Lynch Life assesses a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses Merrill Lynch Life for the transaction charge paid to MLPF&S when units are sold to the Separate Account.

The trust charge is currently equivalent to .34% annually at the beginning of the year. It may be increased, but will not exceed .50% annually at the beginning of the year. The charge is based on cost (taking into account our loss of interest) with no expected profit.


Tax Charges. Merrill Lynch Life has the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. Such a charge is not currently imposed, but it may be in the future. However, see page 21 for a discussion of tax charges included in deferred contract loading.



CHARGES TO FUND ASSETS



Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:



        - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;



        - .45% of the next $50 million of such assets;



        - .40% of the next $100 million of such assets;



        - .35% of the next $400 million of such assets; and



        - .30% of such assets over $800 million.



One or more of the insurance companies investing in the Series Fund has agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. These companies have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.



Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of .60% of the average daily net assets of the Basic Value Focus Fund, Global Bond Focus Fund and Global Utility Focus Fund. This fee equals an annual rate of .30%, .75%, 1.00%, and .75% of the average daily net assets of the

Index 500 Fund, the International Equity Focus Fund, the Developing Capital Markets Focus Fund, and the Equity Growth Fund, respectively.



MLAM and Merrill Lynch Life Agency, Inc. have entered into two agreements which limit the operating expenses paid by each Fund in a given year to 1.25% of its average daily net assets, which is less than the expense limitations imposed by state securities laws or published regulations thereunder. These reimbursement agreements provide that any expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.



Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM, which serves as the investment adviser to each fund of the AIM V.I. Funds. As the investment adviser, AIM receives from the AIM V.I. Capital Appreciation Fund and the AIM V.I. Value Fund an advisory fee at an annual rate of .65% of each fund's average daily net assets.



Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance, which serves as the investment adviser to each fund of the Alliance Fund. As the investment adviser, Alliance receives from the Alliance Premier Growth Portfolio an advisory fee at an annual rate of 1.00% of the fund's average daily net assets.



Alliance voluntarily waives fees and expenses that exceed .95% of the average net assets of the Alliance Fund attributable to such contracts. Alliance may discontinue or reduce any waivers or assumptions of expenses at any time without notice. Alliance, however, intends to continue such reimbursements for the foreseeable future.



Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS, which serves as the investment adviser to each of the funds of MFS Trust. As the investment adviser, MFS receives from the MFS Emerging Growth Series and MFS Research Series an advisory fee, computed and paid monthly, at an annual rate of .75% of the average daily net assets of the respective fund.



Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear expenses of the MFS Emerging Growth Series and the MFS Research Series (the "Series") such that each Series' expenses, except for management fees ("Other Expenses"), do not exceed .25% of the average daily net assets of the Series. The obligation of MFS to bear Other Expenses for a Series terminates on the last day of the Series' fiscal year in which Other Expenses are less than or equal to .25%.


GUARANTEE PERIOD


Merrill Lynch Life guarantees that the Contract will stay in force for the guarantee period. The guarantee period will be affected by a requested change in the face amount and may also be affected by additional payments. Each payment will extend the guarantee period until such time as it is guaranteed for the insured's life. A partial withdrawal may affect the guarantee period in certain circumstances. Merrill Lynch Life will not cancel the Contract during the guarantee period unless the debt exceeds certain contract values. (See "Loans" on page 25.) A reserve is held in Merrill Lynch Life's general account to support this guarantee.



When the Guarantee Period is Less Than for Life. After the end of the guarantee period, Merrill Lynch Life will cancel the Contract if the cash surrender value on a processing date is negative. This negative cash surrender value will be considered an overdue charge. (See "Charges Deducted from the Investment Base" on page 21.)


Merrill Lynch Life will notify the contract owner before cancelling the Contract. He or she will then have 61 days to pay the charges due on the processing date when the cash surrender value became negative. Merrill Lynch Life will cancel the Contract at the end of this grace period if payment has not yet been received.

Subject to state regulation, if Merrill Lynch Life cancels a Contract, it may be reinstated while the insured is still living if:

     - the reinstatement is requested within three years after the end of the grace period;

     - Merrill Lynch Life receives satisfactory evidence of insurability; and

     - the reinstatement payment is paid. The reinstatement payment is the minimum payment for which Merrill Lynch Life would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insured's attained age and underwriting class as of the effective date of the reinstated Contract.

A reinstated Contract will be effective on the processing date on or next following the date the reinstatement application is approved.


For joint insureds, see the modifications to this section on page 55.


The Contract's Fixed Base. On the contract date, the fixed base equals the cash surrender value. From then on, the fixed base is calculated like the cash surrender value except that the calculation substitutes 4% for the net rate of return, the guaranteed maximum cost of insurance rates are substituted for the current rates and it is calculated as though there had been no loans or repayments. The fixed base is equivalent to the cash surrender value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. The fixed base is used to limit the mortality cost deduction and Merrill Lynch Life's right to cancel the Contract during the guarantee period.

NET CASH SURRENDER VALUE

A Contract's net cash surrender value fluctuates daily with the investment results of the investment divisions selected. Merrill Lynch Life doesn't guarantee any minimum net cash surrender value. On a processing date which is also a contract anniversary, the net cash surrender value equals:

     - the Contract's investment base on that date;


     - minus the balance of the deferred contract loading which has not yet been deducted from the investment base (see "Deferred Contract Loading" on page 21).


If the date of calculation is not a processing date, the net cash surrender value is calculated in a similar manner but Merrill Lynch Life also subtracts a pro-rata portion of the mortality cost which would otherwise be deducted on the next processing date. And, if there is any existing debt, Merrill Lynch Life will also subtract a pro-rata net loan cost on dates other than the contract anniversary.

Cancelling to Receive Net Cash Surrender Value. A contract owner may cancel the Contract at any time while the insured is living. The request must be in writing in a form satisfactory to Merrill Lynch Life. All rights to death benefits will end the date the written request is sent to Merrill Lynch Life.


The contract owner will then receive the net cash surrender value. The contract owner may elect to receive this amount either in a single payment or under one or more income plans described on page 33. The net cash surrender value will be determined upon receipt of the written request at the Service Center.



For joint insureds, see the modifications to this subsection on page 55.


LOANS

Contract owners may use the Contract as collateral to borrow funds from Merrill Lynch Life. The minimum loan is $1,000 unless the contract owner is borrowing to make a payment on another Merrill Lynch Life variable life insurance contract. In that case, the contract owner may borrow the exact amount required even if it's less than $1,000. Contract owners may repay all or part of the loan any time during the insured's lifetime. Each repayment must be for at least $1,000 or the amount of the debt, if less. Loan repayments will first be allocated to loans above the target loan amount and then to loans from the target loan amount. (See "Target Loan Amount" below.)

Certain states won't permit a minimum amount that can be borrowed or repaid.

When a loan is taken, Merrill Lynch Life transfers a portion of the contract owner's investment base equal to the amount borrowed out of the investment divisions and holds it as collateral in its general account. When a loan repayment is made, Merrill Lynch Life transfers an amount equal to the repayment from the general account to the investment divisions. The contract owner may select from which divisions borrowed amounts should be taken and which divisions should receive repayments (including interest payments). Otherwise, Merrill Lynch Life will take the borrowed amounts proportionately from and make repayments proportionately to the contract owner's investment base as then allocated in the investment divisions.

If a contract owner has the CMA Insurance Service, loans may be transferred to and loan repayments transferred from his or her CMA account.

Effect on Death Benefit and Cash Surrender Value. Whether or not a loan is repaid, taking a loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash surrender value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash surrender value will be lower, as may be the death benefit. In that case, the lower cash surrender value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash surrender value. The sum of all outstanding loan amounts plus accrued interest is called debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the debt. The cash surrender value is the net cash surrender value plus any debt.

Target Loan Amount. A loan is deemed to first be taken from the target loan amount, if any, and then from amounts above the target loan amount. The target loan amount is equal to the investment base at the time a loan is made, plus prior loans not repaid, plus prior withdrawals made, less the initial and any additional payments made.


Interest. While a loan is outstanding, Merrill Lynch Life charges interest of 6% annually, subject to state regulation. Interest accrues each day and payments are due at the end of each contract year. IF THE INTEREST ISN'T PAID WHEN DUE, IT IS ADDED TO THE OUTSTANDING LOAN AMOUNT. Policy debt is considered part of total cash value which is used to calculate gain. Interest paid on a loan generally is not tax deductible. (See "Tax Treatment of Loans and Other Distributions" on page 36.)


The amount held in Merrill Lynch Life's general account as collateral for a loan earns interest at a minimum of 4% annually. The amount held in Merrill Lynch Life's general account as collateral for loans taken up to the target loan amount currently earns interest at 6% annually.

Net Loan Cost. On each contract anniversary, Merrill Lynch Life reduces the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and adds that amount to the amount held in the general account as collateral for the loan. Since the interest charged and the collateral earnings on the target loan amount currently are both 6% annually, there is no net loan cost on loaned amounts up to the target loan amount. Since the interest charged on amounts above the target loan amount is 6% and the collateral earnings on such amounts are 4%, the net loan cost on loaned amounts above the target loan amount is 2%. The net loan cost is taken into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Debt. If the debt exceeds the larger of the cash surrender value and the fixed base on a processing date, Merrill Lynch Life will cancel the Contract 61 days after a notice of intent to terminate the Contract is mailed to the contract owner unless Merrill Lynch Life has received at least the minimum repayment amount specified in the notice. If the Contract lapses with a loan outstanding, adverse tax consequences may result. (See "Tax Considerations" on page 35.)


PARTIAL WITHDRAWALS

Currently, after a Contract is in force for fifteen years, and subject to state regulation, a contract owner may make partial withdrawals by submitting a request in a form satisfactory to Merrill Lynch Life. The effective date of the withdrawal is the date a withdrawal request is received at the Service Center. Contract owners may elect to receive the withdrawal amount either in a single payment or, subject to Merrill Lynch Life's rules, under one or more income plans.

Contract owners may make one partial withdrawal each contract year. The minimum amount for each partial withdrawal is $500. The maximum amount of partial withdrawals is set forth below.

                                 CONTRACT YEAR                    MAXIMUM
                             ----------------------        ----------------------
                             16....................        25% of payments made
                             17....................        50%
                             18....................        75%
                             19+...................        100%

The amount of any partial withdrawal may not exceed the loan value less any debt. The total amount of partial withdrawals may not exceed the amount of the initial payment plus any additional payments made under the Contract. A partial withdrawal may not be repaid.

Effect on Investment Base, Fixed Base and Death Benefit. As of the effective date of the withdrawal, the investment base and fixed base will be reduced by the amount of the partial withdrawal. Merrill Lynch Life allocates this reduction proportionately to the investment base in the contract owner's investment divisions unless notified otherwise. The variable insurance amount will also reflect the partial withdrawal as of the effective date.


Effect on Guaranteed Benefits. As of the processing date on or next following a partial withdrawal, Merrill Lynch Life reduces the Contract's face amount. This is done by taking the fixed base as of that processing date and determining what face amount that fixed base would support for the Contract's guarantee period. If this produces a face amount below the minimum face amount for the Contract, Merrill Lynch Life will reduce the face amount to that minimum and reduce the guarantee period, based on the reduced face amount, the fixed base and the insured's sex, (except where unisex rates are required by state law) attained age and underwriting class. The minimum face amount for a Contract is the greater of the minimum face amount for which Merrill Lynch Life would then issue the Contract, based on the insured's sex, attained age and underwriting class, and the minimum amount required to keep the Contract qualified as life insurance under applicable tax law. For a discussion of the effect of partial withdrawals on a Contract's guaranteed benefits, see "Partial Withdrawals" in the Examples on page 52.



A partial withdrawal may affect compliance with the 7-pay test. For a discussion of the tax issues associated with a partial withdrawal, see "Tax Considerations" on page 35.


Partial withdrawals are not available under a joint insureds Contract.

DEATH BENEFIT PROCEEDS


Merrill Lynch Life will pay the death benefit proceeds to the beneficiary upon receipt of all information needed to process the payment, including due proof of the insured's death. When Merrill Lynch Life is first provided reliable notification of the insured's death by a representative of the owner or the insured, investment base may be transferred to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

Amount of Death Benefit Proceeds. The death benefit proceeds are equal to the death benefit, which is the larger of the current face amount and the variable insurance amount, less any debt. The death benefit proceeds will also include any amounts payable under any riders.


The values used in calculating the death benefit proceeds are as of the date of death. The death benefit will never be less than the amount required to keep the Contract qualified as life insurance under federal income tax laws. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately prior to the grace period reduced by any overdue charges. (See "When the Guarantee Period is Less Than for Life" on page 24.)


Variable Insurance Amount. Merrill Lynch Life determines the variable insurance amount daily by:

     - calculating the cash surrender value; and

     - multiplying by the net single premium factor (explained below).

The variable insurance amount will never be less than required by federal tax law.

Net Single Premium Factor. The net single premium factor is used to determine the amount of death benefit purchased by $1.00 of cash surrender value. It is based on the insured's sex (except where unisex rates are required by state law), underwriting class and attained age on the date of calculation. It decreases daily as the insured's age increases. As a result, the variable insurance amount as a multiple of the cash surrender value will decrease over time. Also, net single premium factors may be higher for a woman than for a man of the same age. A table of net single premium factors as of each anniversary is included in the Contract.

                Table of Illustrative Net Single Premium Factors
                                on Anniversaries
                          Standard Underwriting Class

ATTAINED
  AGE          MALE        FEMALE
--------     --------     --------
    5        10.26609     12.37715
   15         7.41160      8.96255
   25         5.50386      6.47763
   35         3.97199      4.64820
   45         2.87751      3.36402
   55         2.14059      2.48932
   65         1.65787      1.87555
   75         1.35396      1.45951
   85         1.18028      1.21264


For joint insureds, see the modifications to this section on page 55.


PAYMENT OF DEATH BENEFIT PROCEEDS

Merrill Lynch Life will generally pay the death benefit proceeds to the beneficiary within seven days after all the information needed to process the payment is received at its Service Center.


Merrill Lynch Life will add interest from the date of the insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described on page 33. Payment may be delayed if the Contract is being contested or under the circumstances described in "Using the Contract" on page 29 and "Other Contract Provisions" on page 32.



For joint insureds, see the modifications to this section on page 55.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE

A contract owner may cancel his or her Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends ten days after the Contract is received. Some states allow a longer period of time to return the Contract. If required by the contract owner's state, the "free look" period ends the later of ten days after receiving the Contract and 45 days from the date the application is completed. To cancel the Contract during the "free look" period, the contract owner must mail or deliver the Contract to Merrill Lynch Life's Service Center or to the registered representative who sold it. Merrill Lynch Life will refund the payments made without interest. If cancelled, Merrill Lynch Life may require the contract owner to wait six months before applying again.

Exchanging the Contract. Contract owners may exchange their Contracts for a contract with benefits that do not vary with the investment results of a separate account. A request to exchange must be in writing within 18 months of the issue date of the Contract. Also, the original Contract must be returned to Merrill Lynch Life's Service Center.

The new contract will have the same owner and beneficiary as those of the original Contract on the date of the exchange. It will have the same issue age, issue date, face amount, cash surrender value, benefit riders and underwriting class as the original Contract on the date of the exchange. Any debt will be carried over to the new contract.

Merrill Lynch Life will not require evidence of insurability to exchange for a new contract.


For joint insureds, see the modifications to this section on page 55.


REPORTS TO CONTRACT OWNERS

After the end of each processing period, contract owners will be sent a statement of the allocation of their investment base, death benefit, cash surrender value, any debt and, if there has been a change, the new face amount and guarantee period. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by a contract owner's state.


Contract owners will receive confirmation of all financial transactions. Such confirmations will show the price per unit of each of the contract owner's investment divisions, the number of units a contract owner has in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division" on page 40.) The sum of the values in each investment division is a contract owner's investment base.



Contract owners will also be sent an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.


CMA Account Reporting. Contract owners who have the CMA Insurance Service will have certain Contract information included as part of their regular monthly CMA account statement. It will list the investment base allocation, death benefit, net cash surrender value, debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is usually the insured, unless another owner has been named in the application. The contract owner has all rights and options described in the Contract.

The contract owner may want to name a contingent owner. If the contract owner dies before the insured, the contingent owner will own the contract owner's interest in the Contract and have all the contract owner's rights. If the contract owner does not name a contingent owner, the contract owner's estate will own the contract owner's interest in the Contract upon the owner's death.

If there is more than one contract owner, Merrill Lynch Life will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.


Changing the Owner. During the insured's lifetime, the contract owner has the right to transfer ownership of the Contract with the consent of any irrevocable beneficiary. The new owner will have all rights and options described in the Contract. The change will be effective as of the day the notice is signed, but will not affect any payment made or action taken by Merrill Lynch Life before receipt of the notice of the change at the Service Center. Changing the owner may have tax consequences. (See "Tax Considerations" on page 35.)


Assigning the Contract as Collateral. Contract owners may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, the contract owner's rights and any beneficiary's rights are subject to the terms of the assignment. Contract owners must give satisfactory written notice at the Service Center in order to make or release an assignment. Merrill Lynch Life is not responsible for the validity of any assignment.


For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations" on page 35.


Naming Beneficiaries. Merrill Lynch Life will pay the primary beneficiary the death benefit proceeds of the Contract on the insured's death. If the primary beneficiary has died, Merrill Lynch Life will pay the contingent beneficiary. If no contingent beneficiary is living, Merrill Lynch Life will pay the insured's estate.

A contract owner may name more than one person as primary or contingent beneficiaries. Merrill Lynch Life will pay proceeds in equal shares to the surviving beneficiary unless the beneficiary designation provides otherwise.

A contract owner has the right to change beneficiaries during the insured's lifetime, unless the primary beneficiary designation has been made irrevocable. If the designation is irrevocable, the primary beneficiary must consent when certain rights and options are exercised under this Contract. If the beneficiary is changed, the change will take effect as of the day the notice is signed, but will not affect any payment made or action taken by Merrill Lynch Life before receipt of the notice of the change at the Service Center.


Changing the Insured. If permitted by state regulation, and subject to certain requirements, contract owners may request a change of insured once each contract year. Merrill Lynch Life must receive a written request signed by the contract owner and the proposed new insured. Neither the original nor the new insured can have attained ages as of the effective date of the change less than 21 or more than 75. The new insured must have been alive at the time the Contract was issued. Merrill Lynch Life will also require evidence of insurability for the proposed new insured. The proposed new insured must qualify for a standard or better underwriting classification. Outstanding debt must first be repaid and the Contract cannot be collaterally assigned. If the request for change is approved, insurance coverage on the new insured will take effect on the processing date on or next following the date of approval, provided the new insured is still living and the Contract is still in force.


The Contract will be changed as follows on the effective date:

     - The issue age will be the new insured's issue age (the new insured's age as of the birthday nearest the contract date).

     - The guaranteed maximum cost of insurance rates will be those in effect on the contract date for the new insured's issue age, sex (except where unisex rates are required by state law) and underwriting class.

     - A charge for changing the insured will be deducted from the Contract's investment base on the effective date. This charge will also be reflected in the Contract's fixed base. The charge will equal $1.50 per $1,000 of face amount with a minimum charge of $200 and a maximum of $1,500. This charge may be reduced in certain group or sponsored arrangements as described on page 29.

     - The variable insurance amount will reflect the change of insured.

     - The Contract's issue date will be the effective date of the change.

The face amount or guarantee period may also change on the effective date depending on the new insured's age, sex (except where unisex rates are required by state law) and underwriting class. The new guarantee period cannot be less than the minimum guarantee period for which Merrill Lynch Life would then issue a Contract based on the new insured's attained age as of the effective date of the change.


This option is not generally available for joint insureds.



For a discussion of the tax issues associated with changing the insured, see "Tax Considerations" on page 35.



Maturity Proceeds. The maturity date is the contract anniversary nearest the insured's 100th birthday. On the maturity date, Merrill Lynch Life will pay the net cash surrender value to the contract owner, provided the insured is still living at that time and the Contract is in effect at that time.


How Merrill Lynch Life Makes Payments. Merrill Lynch Life generally pays death benefit proceeds, partial withdrawals, loans and net cash surrender value on cancellation from the Separate Account within seven days after the Service Center receives all the information needed to process the payment.


However, it may delay payment from the Separate Account if it isn't practical for Merrill Lynch Life to value or dispose of Trust units or Fund shares because:


     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

     - the Securities and Exchange Commission by order so permits for the protection of contract owners.


For joint insureds, see the modifications to this section on page 55.


SOME ADMINISTRATIVE PROCEDURES

Described below are certain administrative procedures. Merrill Lynch Life reserves the right to modify them or to eliminate them. For administrative and tax purposes, Merrill Lynch Life may from time to time require that specific forms be completed in order to accomplish certain transactions, including surrenders.


Personal Identification Number. Merrill Lynch Life will send each contract owner a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. This number must be given when the contract owner calls the Service

Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests. Each PIN will be accompanied by a notice reminding the contract owner that all of the investment base is in the division investing in the Money Reserve Portfolio, and will be reallocated to the investment divisions selected at the time of application. The notice sent to contract owners who did not choose to preallocate investment base will indicate that the allocation to the Money Reserve Portfolio may be changed by calling or writing to the Service Center. (See "Changing the Allocation" on page 21.)


Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing in a form satisfactory to Merrill Lynch Life or by phone. If the reallocation is requested by phone, contract owners must give their personal identification number as well as their Contract number. Merrill Lynch Life will give a confirmation number over the phone and then follow up in writing.

Requesting a Loan. A loan may be requested in writing in a form satisfactory to Merrill Lynch Life or, if all required authorization forms are on file, by phone. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell Merrill Lynch Life the loan amount and from which divisions the loan should be taken.

Upon request, Merrill Lynch Life will wire the funds to the account at the financial institution named on the contract owner's authorization. Merrill Lynch Life will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.


Requesting Partial Withdrawals. Beginning in the second contract year, partial withdrawals may be requested in writing in a form satisfactory to Merrill Lynch Life. A contract owner may request a partial withdrawal by phone if all required phone authorization forms are on file. Once the authorization has been received at the Service Center, contract owners can call the Service Center, give their Contract number, name and personal identification number, and tell Merrill Lynch Life how much to withdraw and from which investment divisions.


Upon request, Merrill Lynch Life will wire the funds to the account at the financial institution named on the contract owner's authorization. Merrill Lynch Life will generally wire the funds within two working days of receipt of the request. If the contract owner has the CMA Insurance Service, funds may be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. Merrill Lynch Life reserves the right to change or discontinue telephone transfer procedures.


Merrill Lynch Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. Merrill Lynch Life will not be liable for following telephone instructions that it reasonably believes to be genuine.


OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex given in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. Merrill Lynch Life will pay what the payments made would have bought for the guarantee period at the true age or sex.

Incontestability. Merrill Lynch Life will rely on statements made in the applications. Legally, they are considered representations, not warranties. Merrill Lynch Life can contest the validity of a Contract if any material misstatements are made in the initial application. Merrill Lynch Life can also contest the validity of any change in face amount requested if any material misstatements are made in any application required for that change. Merrill Lynch Life can also contest any amount of death benefit which wouldn't be payable except for the fact that an additional payment was made if any material misstatements are made in the application required with the additional payment.

Subject to state regulation, Merrill Lynch Life will not contest the validity of a Contract after it has been in effect during the insured's lifetime for two years from the date of issue. Any change in face amount will not be contested after the change has been in effect during the insured's lifetime for two years from the date of the change. Nor will Merrill Lynch Life contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the insured's lifetime for two years from the date the payment was received and accepted.

Payment in Case of Suicide. Subject to state regulation, if the insured commits suicide within two years from the Contract's issue date, Merrill Lynch Life will pay only a limited death benefit. The benefit will be equal to the amount of the payments made.

Subject to state regulation, if the insured commits suicide within two years of the effective date of any increase in face amount requested, any amount of death benefit which would not be payable except for the fact that the face amount was increased will be limited to the amount of mortality cost deductions made for the increase.

If the insured commits suicide within two years of any date an additional payment is received and accepted, any amount of death benefit which would not be payable except for the fact that the additional payment was made will be limited to the amount of the payment.

The death benefit will be reduced by any debt.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. Therefore, to maintain this qualification to the maximum extent of the law, Merrill Lynch Life reserves the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable tax law as interpreted by Merrill Lynch Life. Further, Merrill Lynch Life reserves the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent it is necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and contract owners will be given advance written notice of such changes.

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. The contract owner should read his or her Contract carefully to determine whether any variations apply in the state in which the Contract is issued.


For joint insureds, see the modifications to this section on page 56.


INCOME PLANS

Merrill Lynch Life offers several income plans to provide for payment of the death benefit proceeds to the beneficiary. The contract owner may choose one or more income plans at any time during the insured's lifetime. If no plan has been chosen when the insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to that beneficiary to one or more of the plans. The contract owner may also choose one or more income plans if the Contract is cancelled for its net cash surrender value or a partial withdrawal is taken. Merrill Lynch Life's approval is needed for any plan where any income payment would be less than $100. Payments under these plans do not depend on the investment results of a separate account.


For joint insureds, see the modifications to this section on page 56.


Income plans include:

          Annuity Plan. An amount can be used to purchase a single premium immediate annuity. (Annuity purchase rates will be 3% less than for new annuitants.)

          Interest Payment. Amounts can be left with Merrill Lynch Life to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

          Income for a Fixed Period. Payments are made in equal installments for up to a fixed number of years.

          Income for Life. Payments are made in equal monthly installments until death of a named person or end of a designated period, whichever is later. The designated period may be for 10 or 20 years.

          Income of a Fixed Amount. Payments are made in equal installments until proceeds applied under the option and interest on unpaid balance at not less than 3% per year are exhausted.

          Joint Life Income. Payments are made in monthly installments as long as at least one of two named persons is living. While both are living, full payments are made. If one dies, payments at two-thirds of the full amount are made. Payments end completely when both named persons die.

Once in effect, some of the plans may not provide any surrender rights.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, Merrill Lynch Life may reduce the sales load, cost of insurance rates and the minimum payment and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Merrill Lynch Life to sell Contracts to its employees on an individual basis.

Costs for sales, administration and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. Merrill Lynch Life takes all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

Merrill Lynch Life makes any reductions according to rules in effect when an application for a Contract or additional payment is approved. It may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS FOR EMPLOYERS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents. Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex.

SELLING THE CONTRACTS

MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts issued by Merrill Lynch Life, as well as variable life insurance and variable annuity contracts issued by ML Life Insurance Company of New York, an affiliate of Merrill Lynch Life. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.

Contracts are sold by registered representatives of MLPF&S who are also licensed through various Merrill Lynch Life Agencies as insurance agents for Merrill Lynch Life. Merrill Lynch Life has entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which agreements the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agencies and/or MLPF&S.

The maximum commission Merrill Lynch Life will pay to the applicable insurance agency to be used to pay Contract commissions to registered representatives is 7.1% of each Contract premium. Additional annual compensation of no more than 0.10% of the Contract's investment base may also be paid to the registered representatives. Commissions may be paid in the form of non-cash compensation.

If the contract owner has also purchased the single premium immediate annuity rider (SPIAR) to fund his or her Contract, the maximum commission Merrill Lynch Life will pay to the applicable insurance agency to be used to pay SPIAR commissions to registered representatives is 4.5% of each SPIAR premium.


The amounts paid under the distribution and sales agreements related to Contracts invested in the Separate Account for the year ended December 31, 1996, December 31, 1995 and December 31, 1994 were $10,059,108, $8,375,065, and
$8,456,418, respectively.


MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S registered representatives.

TAX CONSIDERATIONS

Definition of Life Insurance. In order to qualify as a life insurance contract for federal tax purposes, the Contract must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The Section 7702 definition can be met if a life insurance contract satisfies either one of two tests that are contained in that section. The manner in which these tests should be applied to certain innovative features of the Contract offered in this Prospectus is not directly addressed by Section 7702 or the proposed regulations issued thereunder. The presence of these innovative Contract features, and the absence of final regulations or any other pertinent interpretations of the tests, thus creates some uncertainty about the application of the tests to the Contract.

Merrill Lynch Life believes that the Contract qualifies as a life insurance contract for federal tax purposes. This means that:

     - the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a)(1) of the Code; and

     - the contract owner should not be considered in constructive receipt of the cash surrender value, including any increases, until actual cancellation of the Contract (see "Tax Treatment of Loans and Other Distributions" below).


Because of the absence of final regulations or any other pertinent interpretations of the Section 7702 tests, it, however, is unclear whether substandard risk Contracts or Contracts insuring more than one person will, in all cases, meet the statutory life insurance contract definition. If a contract were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.



Merrill Lynch Life thus reserves the right to make changes in the Contract if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. (See "Contract Changes -- Applicable Federal Tax Law" on page 33.)



Diversification. Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund, the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as life insurance. The Treasury Department has issued regulations prescribing the diversification requirements in connection with variable contracts. The Separate Account, through the Funds, intends to comply with these requirements. Each Fund is obligated to comply with the diversification requirements prescribed by the Treasury Department.


In connection with the issuance of the temporary diversification regulations, the Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which an owner's control of the investments of a separate account may cause the owner, rather than the insurance company, to be treated as the owner of the assets in the account. If the contract owner is considered the owner of the assets of the Separate Account, income and gains from the account would be included in the owner's gross income.

The ownership rights under the Contract offered in this Prospectus are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, the owner of the Contract has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of the assets of the Separate Account. In addition, Merrill Lynch Life does not know what standards will be set forth in the regulations or rulings which the Treasury has stated it expects to be issued. Merrill Lynch Life therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the owner of the assets of the Separate Account.

Tax Treatment of Loans and Other Distributions. Federal tax law establishes a class of life insurance contracts referred to as modified endowment contracts. A modified endowment contract is any contract which satisfies the definition of life insurance set forth in Section 7702 of the Code but fails to meet the 7-pay test. This test applies a cumulative limit on the amount of payments that can be made into a contract each year in the first seven contract years in order to avoid modified endowment treatment. In effect, compliance with the 7-pay test requires that contracts be purchased with a higher face amount for a given initial payment than would otherwise be required, at a minimum, to meet the definition of life insurance.

Pre-death distributions from contracts that comply with the 7-pay test will generally not be included in gross income to the extent that the amount received does not exceed the owner's investment in the contract. Loans from these contracts will be considered indebtedness of an owner and no part of a loan will constitute income to the owner. However, a lapse of a contract with an outstanding loan will result in the treatment of the loan cancellation (including the accrued interest) as a distribution under the contract and may be taxable.

Any contract received in an exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described in the prospectus. A contract that is not originally classified as a modified endowment contract can become so classified if there is a reduction in benefits during the first seven contract years (including, for example, by a decrease in face amount) or if a material change is made in the contract at any time. A material change includes, but is not limited to, a change in the benefits that was not reflected in a prior 7-pay test computation. This could result from additional payments made after 7-pay test calculations done at the time of the contract exchange. Contract owners may choose not to exercise their right to make additional payments (whether planned or unplanned) in order to preserve their Contract's current tax treatment.


Contracts that do not satisfy the 7-pay test, including contracts which initially satisfied the 7-pay test but later failed the test, will be considered modified endowment contracts subject to the following distribution rules. Loans from, as well as collateral assignments of, modified endowment contracts will be treated as distributions to the contract owner. Furthermore, if the loan interest is capitalized by adding the amount due to the balance of the loan, the amount of the capitalized interest will be treated as a distribution which may be subject to income tax, to the extent of the income in the contract. All pre-death distributions (including partial withdrawals, loans, collateral assignments, capitalized interest, or complete surrender) from these contracts will be included in gross income on an income-first basis to the extent of any income in the contract (the cash surrender value less the contract owner's investment in the contract) immediately before the distribution.



The law also imposes a 10% penalty tax on pre-death distributions (including loans, capitalized interest, collateral assignments, partial withdrawals, and complete surrenders) from modified endowment contracts to the extent they are included in income, unless such amounts are distributed on or after the taxpayer attains age 59 1/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.


Compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life. Although this Contract is specifically designed to comply with the 7-pay test and Merrill Lynch Life will modify the payment plan selected, if necessary, to ensure that it complies with the test, certain actions by the contract owner will affect the ability of Merrill Lynch Life to provide such a plan. Following the payment plan as originally established will ensure that the Contract will not be treated as a modified endowment contract. However, making payments in addition to the planned periodic payments established at the onset of the Contract (including payments made in connection with an increase in face amount), accelerating the payment schedules or reducing the benefits during the first seven contract years for a Contract with a single insured or at any time for a Contract with joint insureds, may violate the 7-pay test or, at a minimum, reduce the amount that may be paid in the future under the 7-pay test. Further, in the case of a Contract with joint insureds, reducing the death benefit below the lowest death benefit provided by the Contract during the first seven years will require retroactive retesting and will probably result in a failure of the 7-pay test regardless of any efforts by Merrill Lynch Life to provide a payment schedule that will not violate the 7-pay test.


Special Treatment of Loans on the Contract. If there is any borrowing against the Contract, whether a modified endowment contract or not, the interest paid on loans generally is not tax deductible. There is a possibility that the part of the loan equal to the target loan amount may be treated as subject to the rules of Section 7872 of the Code. If so, the contract owner would be deemed to receive imputed income. Furthermore, the contract owner would then be deemed to pay Merrill Lynch Life additional interest accrued on the loan, which interest may not be tax deductible. While the application of the Section 7872 imputed interest rules to these loans is far from certain, some possibility of their application does exist.



Aggregation of Modified Endowment Contracts. In the case of a pre-death distribution (including a loan, partial withdrawal, collateral assignment, capitalized interest, or complete surrender) from a contract that is treated as a modified endowment contract under the rules described above, a special aggregation requirement may apply for purposes of determining the amount of the income on the contract. Specifically, if Merrill Lynch Life or any of its affiliates issues to the same contract owner more than one modified endowment contract within a calendar year, then for purposes of measuring the income on the contract with respect to a distribution from any of those contracts, the income on the contract for all those contracts will be aggregated and attributed to that distribution.

Taxation of Single Premium Immediate Annuity Rider. If a SPIAR is used to make the payments on the Contract, a portion of each payment from the annuity will be includible in income for federal tax purposes when distributed. The amount of taxable income consists of the excess of the payment amount over the exclusion amount. The exclusion amount is defined as the payment amount multiplied by the ratio of the investment in the annuity rider to the total amount expected to be paid by Merrill Lynch Life under the annuity.

If payments cease because of death before the investment in the annuity rider has been fully recovered, a deduction is allowed for the unrecovered amount. Moreover, if the payments continue beyond the time at which the investment in the annuity rider has been fully recovered, the full amount of each payment will be includible in income. If the SPIAR is surrendered before all of the scheduled payments have been made by Merrill Lynch Life, the remaining income in the annuity rider will be taxed just as in the case of life insurance contracts.

Payments under an immediate annuity rider are not subject to the 10% penalty tax that is generally applicable to distributions from annuities made before the recipient attains age 59 1/2.

Other than the tax consequences described above, and assuming that the SPIAR is not subjected to an assignment, gift or pledge, no income will be recognized to the contract owner or beneficiary.

The SPIAR does not exist independently of a contract. Accordingly, there are tax consequences if a contract with a SPIAR is assigned, transferred by gift, or pledged. An owner of a Contract with a SPIAR is advised to consult a tax advisor prior to effecting an assignment, gift or pledge of the contract.


Other Transactions. Changing the contract owner or the insured may have tax consequences. Exchanging this Contract for another involving the same insured(s) will have no tax consequences if there is no debt and no cash or other property is received, according to Section 1035(a)(1) of the Code. In addition, exchanging this Contract for more than one contract, or exchanging this Contract and one or more other contracts for a single contract, in certain circumstances, may be treated as an exchange under Section 1035, as long as all such contracts involve the same insured(s). An exchange for a new contract or contracts may result in a loss of grandfathering status for statutory changes made after the old contract or contracts were issued. Any new contract would have to satisfy the 7-pay test from the date of the exchange to avoid characterization as a modified endowment contract. Changing the insured under this Contract may not be treated as an exchange under Section 1035 but rather as a taxable exchange. A tax advisor should be consulted before effecting any exchange, since even if an exchange is within Section 1035(a), the exchange may have tax consequences other than immediate recognition of income.


In addition, the Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Other Taxes. Federal estate and state and local estate, inheritance and other taxes depend upon the contract owner's or the beneficiary's specific situation.

Ownership of This Contract by Non-Natural Persons. The above discussion of the tax consequences arising from the purchase, ownership and transfer of the Contract has assumed that the owner of the Contract consists of one or more individuals. Organizations exempt from taxation under Section 501(a) of the Code may be subject to additional or different tax consequences with respect to transactions such as contract loans. Further, organizations purchasing Contracts covering the life of an individual who is an officer or employee, or is financially interested in, the taxpayer's trade or business, should consult a tax advisor regarding possible tax consequences associated with a Contract prior to the acquisition of this Contract and also before entering into any subsequent changes to or transactions under this Contract.

Merrill Lynch Life does not make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice contract owners should consult a competent tax adviser. Although this tax discussion is based on Merrill Lynch Life's understanding of federal income tax laws as they are currently interpreted, it can't guarantee that those laws or interpretations will remain unchanged.

MERRILL LYNCH LIFE'S INCOME TAXES


Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for Merrill Lynch Life in early contract years. Merrill Lynch Life makes a charge, which is included in the Contract's deferred contract loading, to compensate Merrill Lynch Life for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Deferred Contract Loading" on page 21.)


Merrill Lynch Life makes no other charges to the Separate Account for any federal, state or local taxes that it incurs that may be attributable to the Separate Account or to the Contracts. Merrill Lynch Life, however, reserves the right to make a charge for any tax or other economic burden resulting from the application of tax laws that it determines to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

Merrill Lynch Life intends to reinsure some of the risks assumed under the Contracts.

               MORE ABOUT THE SEPARATE ACCOUNT AND ITS DIVISIONS

ABOUT THE SEPARATE ACCOUNT

The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. This registration does not involve any supervision by the Securities and Exchange Commission of Merrill Lynch Life's management or the management of the Separate Account. The Separate Account is also governed by the laws of the State of Arkansas, Merrill Lynch Life's state of domicile.


Merrill Lynch Life owns all of the assets of the Separate Account. These assets are held separate and apart from all of Merrill Lynch Life's other assets. Merrill Lynch Life maintains records of all purchases and redemptions of shares of the Funds and units of the Zero Trusts by each of the investment divisions.


CHANGES WITHIN THE ACCOUNT

Merrill Lynch Life may from time to time make additional investment divisions available to contract owners. These divisions will invest in investment portfolios Merrill Lynch Life finds suitable for the Contracts. Merrill Lynch Life also has the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in Merrill Lynch Life's judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations or in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. Merrill Lynch Life would get prior approval from the Arkansas State Insurance Department and the Securities and

Exchange Commission before making such a substitution. It would also get any other required approvals before making such a substitution.

Subject to any required regulatory approvals, Merrill Lynch Life reserves the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, Merrill Lynch Life reserves the right to:

        - deregister the Separate Account under the Investment Company Act of 1940;

        - operate the Separate Account as a management company under the Investment Company Act of 1940;

        - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

        - combine the Separate Account with other separate accounts.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports furnished to the contract owner by Merrill Lynch Life). When payments or other amounts are allocated to an investment division, a number of units are purchased based on the value of a unit of the investment division as of the end of the valuation period during which the allocation is made. When amounts are transferred out of, or deducted from, an investment division, units are redeemed in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or there's enough trading in portfolio securities to materially affect the net asset value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. Merrill Lynch Life determines the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and is net of the charges to the Separate Account described above.


For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.


For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.


THE FUNDS



Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.



Voting Rights. Merrill Lynch Life is the legal owner of all Fund shares held in the Separate Account. As the owner, Merrill Lynch Life has the right to vote on any matter put to vote at the Funds' shareholder meetings. However, Merrill Lynch Life will vote all Fund shares attributable to Contracts according to instructions received from contract owners. Shares attributable to Contracts for which no voting instructions are received will be voted in the same proportion as shares in the respective investment divisions for which instructions are received. Shares not attributable to Contracts will also be voted in the same proportion as shares in the respective divisions for which instructions are received. If any federal securities laws or regulations, or their present interpretation, change to permit Merrill Lynch Life to vote Fund shares in its own right, it may elect to do so.

Merrill Lynch Life determines the number of shares that contract owners have in an investment division by dividing their Contract's investment base in that division by the net asset value of one share of the portfolio.


Fractional votes will be counted. Merrill Lynch Life will determine the number of shares for which a contract owner may give voting instructions 90 days or less before each Fund meeting. Merrill Lynch Life will request voting instruction by mail at least 14 days before the meeting.


Under certain circumstances, Merrill Lynch Life may be required by state regulatory authorities to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

Merrill Lynch Life may also disregard instructions to vote for changes initiated by a contract owner in the investment policy or the investment adviser if it disapproves of the proposed changes. Merrill Lynch Life would disapprove a proposed change only if it was:

        - contrary to state law;

        - prohibited by state regulatory authorities; or

        - decided by management that the change would result in overly speculative or unsound investments.

If Merrill Lynch Life disregards voting instructions, it will include a summary of its actions in the next semi-annual report.


Resolving Material Conflicts. Shares of the Series Fund are available for investment by Merrill Lynch Life, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, and the MFS Trust are sold to separate accounts of Merrill Lynch Life, ML Life Insurance Company of New York and insurance companies not affiliated with Merrill Lynch Life or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.



It is possible that differences might arise between Merrill Lynch Life's Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts". Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of difference in voting instructions from Merrill Lynch Life's contract owners and those of the other insurance companies, or for other reasons. Merrill Lynch Life will monitor events to determine how to respond to such conflicts. If a conflict occurs, Merrill Lynch Life may be required to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, Merrill Lynch Life will take the action which it believes necessary to protect its contract owners consistent with applicable legal requirements.



Administration Services Arrangements. MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), Merrill Lynch Life's parent, with respect to administration services for the Series Fund and the Variable Series Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM attributable to variable contracts issued by Merrill Lynch Life.



AIM V.I. Funds has entered into an Administrative Services Agreement with AIM, pursuant to which AIM has agreed to provide certain accounting and other administrative services to the AIM V.I. Funds, including the services of a principal financial officer and related staff. As compensation to

AIM for its services under the Administrative Services Agreement, the AIM V.I. Funds reimburse AIM for expenses incurred by AIM or its affiliates in connection with such services. AIM has entered into an agreement with Merrill Lynch Life with respect to administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.



Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with Merrill Lynch Life with respect to administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD pays compensation to Merrill Lynch Life in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.



MFS has entered into an agreement with MLIG with respect to administrative services for the MFS Trust in connection with the Contracts and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.


THE ZERO TRUSTS


The 16 Zero Trusts:



                                     TARGETED RATE OF RETURN
                                        TO MATURITY AS OF
ZERO TRUST       MATURITY DATE           APRIL 16, 1997
----------     ------------------    -----------------------
   1998         February 15, 1998             4.35%
   1999         February 15, 1999             5.11%
   2000         February 15, 2000             5.28%
   2001         February 15, 2001             5.33%
   2002         February 15, 2002             5.46%
   2003           August 15, 2003             5.57%
   2004         February 15, 2004             5.64%
   2005         February 15, 2005             5.59%
   2006         February 15, 2006             5.45%
   2007         February 15, 2007             5.56%
   2008         February 15, 2008             5.83%
   2009         February 15, 2009             5.86%
   2010         February 15, 2010             5.94%
   2011         February 15, 2011             5.92%
   2013         February 15, 2013             6.00%
   2014         February 15, 2014             6.09%


Targeted Rate of Return to Maturity. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of growth to maturity for the Zero Trust units.


But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account" on page 23) must be taken into account in estimating a net rate of return for the Separate Account. The net rate of return to maturity for the Separate Account depends on the compound rate of growth adjusted for these charges. It does not, however, represent the actual return on a payment Merrill Lynch Life might receive under the Contract on that date, since it does not reflect the charges for deferred contract loading, mortality costs and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base" on page 21).


Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of growth to maturity for the Zero Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS


The tables on pages 45 through 50 demonstrate the way in which the Contract works. The tables are based on the following ages, face amounts, payments and guarantee periods and assume maximum mortality charges.



          1. The illustration on page 45 is for a Contract issued to a male age 5 in the medical underwriting class with an initial payment of $4,000, a face amount of $288,080 and an initial guarantee period of 15.50 years with planned periodic payments of $4,000 for six contract years.



          2. The illustration on page 46 is for a Contract issued to a male age 35 in the medical underwriting class with an initial payment of $4,500, a face amount of $124,611 and an initial guarantee period of 12.75 years with planned periodic payments of $4,500 for six contract years.



          3. The illustration on page 47 is for a Contract issued to a female age 45 in the medical underwriting class with an initial payment of $5,000, a face amount of $116,558 and an initial guarantee period of 10 years with planned periodic payments of $5,000 for six contract years.



          4. The illustration on page 48 is for a Contract issued to a male age 55 in the standard-simplified underwriting class with an initial payment of $7,500, a face amount of $107,682 and an initial guarantee period of 5.50 years with planned periodic payments of $7,500 for six contract years.



          5. The illustration on page 49 is for a Contract issued to a male age 65 in the standard-simplified underwriting class with an initial payment of $10,000, a face amount of $103,905 and an initial guarantee period of 3.25 years with planned periodic payments of $10,000 for six contract years.



          6. The illustration on page 50 is for a Contract issued to a male age 55 and a female age 55 in the medical underwriting class with an initial payment of $10,000, a face amount of $205,820 and an initial guarantee period of 17 years with planned periodic payments of $10,000 for six contract years.


The death benefit, investment base and cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.


The amounts shown in the tables also assume an additional charge of .52%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1996 expenses (including monthly advisory fees) for the Funds and the current trust charge. This charge also reflects expense reimbursements made in 1996 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements amounted to .06%, .07%, .16%,
 .48%, and .28% of the average daily net assets of the Developing Capital Markets Focus Fund, the Natural Resources Portfolio, the MFS Emerging Growth Series, the MFS Research Series, and the Premier Growth Portfolio, respectively. (See "Charges to Fund Assets" on page 23.) The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.



Taking into account the .90% asset charge in the Separate Account and the .52% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of - 1.42%, 4.53%, and 10.48%, respectively. The gross returns are before any deductions and should not be compared to rates which are after deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the deferred contract loading, see "Deferred Contract Loading" on page 21). In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.


The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

Merrill Lynch Life will furnish upon request a comparable illustration reflecting the proposed insured's age, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insured is in a standard underwriting class.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                MALE ISSUE AGE 5
             $4,000 INITIAL PAYMENT FOR MEDICAL UNDERWRITING CLASS
      FACE AMOUNT: $288,080     INITIAL GUARANTEE PERIOD (1): 15.50 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES


                                                                                      END OF YEAR
                                             TOTAL                                 DEATH BENEFIT (3)
                                           PAYMENTS                           ASSUMING HYPOTHETICAL GROSS
                                           MADE PLUS                          ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS     -------------------------------------------------------------
   CONTRACT YEAR       PAYMENTS (2)     OF END OF YEAR              0%                    6%                    12%
--------------------   ------------    -----------------     -----------------     -----------------     -----------------
 1..................      $4,000           $   4,200             $     288,080         $     288,080        $      288,080
 2..................       4,000               8,610                   288,080               288,080               288,080
 3..................       4,000              13,241                   288,080               288,080               288,080
 4..................       4,000              18,103                   288,080               288,080               288,080
 5..................       4,000              23,208                   288,080               288,080               288,080
 6..................       4,000              28,568                   288,080               288,080               288,080
 7..................       4,000              34,196                   288,080               288,080               306,783
 8..................           0              35,906                   288,080               288,080               327,166
 9..................           0              37,702                   288,080               288,080               348,583
10..................           0              39,587                   288,080               288,080               371,113
15..................           0              50,524                   288,080               288,080               504,060
20 (age 25).........           0              64,482                   288,080               288,080               682,326
30 (age 35).........           0             105,035                   288,080               288,080             1,249,669
60 (age 65).........           0             453,956                   288,080               299,490             7,689,297



                                    END OF YEAR                                END OF YEAR
                                INVESTMENT BASE (3)                      CASH SURRENDER VALUE (3)
                            ASSUMING HYPOTHETICAL GROSS                ASSUMING HYPOTHETICAL GROSS
                            ANNUAL INVESTMENT RETURN OF                ANNUAL INVESTMENT RETURN OF
                       --------------------------------------     --------------------------------------
   CONTRACT YEAR          0%           6%             12%            0%           6%             12%
--------------------   --------     ---------     -----------     --------     ---------     -----------
 1..................   $  3,646     $   3,878     $     4,110     $  3,322     $   3,554     $     3,786
 2..................      7,219         7,910           8,630        6,607         7,298           8,018
 3..................     10,730        12,115          13,615        9,866        11,251          12,751
 4..................     14,170        16,490          19,102       13,090        15,410          18,022
 5..................     17,529        21,029          25,131       16,269        19,769          23,871
 6..................     20,817        25,753          31,772       19,413        24,349          30,368
 7..................     24,016        30,647          39,063       22,504        29,135          37,551
 8..................     23,206        31,562          42,662       21,946        30,302          41,402
 9..................     22,368        32,477          46,575       21,360        31,469          45,567
10..................     21,500        33,393          50,828       20,744        32,637          50,072
15..................     17,291        38,572          78,907       17,255        38,536          78,871
20 (age 25).........     13,771        45,491         123,972       13,771        45,491         123,972
30 (age 35).........      7,884        65,615         314,620        7,884        65,615         314,620
60 (age 65).........          0       180,647       4,638,058            0       180,647       4,638,058


------------------------------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 72.25 years at the end of contract year 7.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes no loan has been made.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 35
             $4,500 INITIAL PAYMENT FOR MEDICAL UNDERWRITING CLASS
      FACE AMOUNT: $124,611     INITIAL GUARANTEE PERIOD (1): 12.75 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES


                                                                              END OF YEAR
                                                                           DEATH BENEFIT (3)
                                           TOTAL                      ASSUMING HYPOTHETICAL GROSS
                                          PAYMENTS                    ANNUAL INVESTMENT RETURN OF
       END OF                            MADE PLUS        ----------------------------------------------------
   CONTRACT YEAR       PAYMENTS (2)    INTEREST AT 5%           0%                 6%                12%
--------------------   ------------    --------------     --------------     --------------     --------------
 1..................      $4,500          $  4,725           $   124,611        $   124,611        $   124,611
 2..................       4,500             9,686               124,611            124,611            124,611
 3..................       4,500            14,896               124,611            124,611            124,611
 4..................       4,500            20,365               124,611            124,611            124,611
 5..................       4,500            26,109               124,611            124,611            124,611
 6..................       4,500            32,139               124,611            124,611            124,611
 7..................       4,500            38,471               124,611            124,611            132,946
 8..................           0            40,395               124,611            124,611            141,786
 9..................           0            42,414               124,611            124,611            151,073
10..................           0            44,535               124,611            124,611            160,842
15..................           0            56,839               124,611            124,611            218,454
20..................           0            72,543               124,611            124,611            295,736
30 (age 65).........           0           118,165               124,611            124,611            542,211



                                   END OF YEAR                             END OF YEAR
                               INVESTMENT BASE (3)                  CASH SURRENDER VALUE (3)
                           ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
       END OF          -----------------------------------     -----------------------------------
   CONTRACT YEAR          0%           6%           12%           0%           6%           12%
--------------------   --------     --------     ---------     --------     --------     ---------
 1..................   $  4,140     $  4,402     $   4,665     $  3,776     $  4,038     $   4,300
 2..................      8,176        8,958         9,773        7,488        8,270         9,084
 3..................     12,106       13,672        15,369       11,134       12,700        14,397
 4..................     15,929       18,547        21,502       14,714       17,332        20,287
 5..................     19,648       23,595        28,234       18,231       22,177        26,817
 6..................     23,264       28,821        35,627       21,685       27,241        34,048
 7..................     26,781       34,236        43,747       25,080       32,535        42,046
 8..................     25,788       35,171        47,704       24,371       33,754        46,286
 9..................     24,784       36,123        52,025       23,650       34,989        50,891
10..................     23,768       37,095        56,747       22,917       36,244        55,896
15..................     19,060       42,857        88,400       19,019       42,817        88,359
20..................     14,447       49,936       138,157       14,447       49,936       138,157
30 (age 65).........        825       64,664       327,053          825       64,664       327,053


------------------------------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 44.75 years at the end of contract year 7.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes no loan has been made.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                              FEMALE ISSUE AGE 45
             $5,000 INITIAL PAYMENT FOR MEDICAL UNDERWRITING CLASS
        FACE AMOUNT: $116,558     INITIAL GUARANTEE PERIOD (1): 10 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES


                                                                                      END OF YEAR
                                             TOTAL                                 DEATH BENEFIT (3)
                                           PAYMENTS                           ASSUMING HYPOTHETICAL GROSS
                                           MADE PLUS                          ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS     -------------------------------------------------------------
   CONTRACT YEAR       PAYMENTS (2)     OF END OF YEAR              0%                    6%                    12%
--------------------   ------------    -----------------     -----------------     -----------------     -----------------
 1..................      $5,000           $   5,250             $     116,558         $     116,558         $     116,558
 2..................       5,000              10,763                   116,558               116,558               116,558
 3..................       5,000              16,551                   116,558               116,558               116,558
 4..................       5,000              22,628                   116,558               116,558               116,558
 5..................       5,000              29,010                   116,558               116,558               116,558
 6..................       5,000              35,710                   116,558               116,558               116,558
 7..................       5,000              42,746                   116,558               116,558               124,037
 8..................           0              44,883                   116,558               116,558               132,302
 9..................           0              47,127                   116,558               116,558               140,983
10..................           0              49,483                   116,558               116,558               150,113
15..................           0              63,155                   116,558               116,558               203,932
20 (age 65).........           0              80,603                   116,558               116,558               276,095
30..................           0             131,294                   116,558               116,558               506,235



                                   END OF YEAR                             END OF YEAR
                            CASH INVESTMENT BASE (3)                   SURRENDER VALUE (3)
                           ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
                       -----------------------------------     -----------------------------------
   CONTRACT YEAR          0%           6%           12%           0%           6%           12%
--------------------   --------     --------     ---------     --------     --------     ---------
 1..................   $  4,485     $  4,774     $   5,063     $  4,080     $  4,369     $   4,658
 2..................      8,852        9,709        10,603        8,087        8,944         9,838
 3..................     13,101       14,811        16,669       12,021       13,731        15,589
 4..................     17,236       20,092        23,324       15,886       18,742        21,974
 5..................     21,263       25,564        30,636       19,688       23,989        29,061
 6..................     25,184       31,235        38,677       23,429       29,480        36,922
 7..................     29,000       37,116        47,516       27,110       35,226        45,626
 8..................     27,805       38,011        51,705       26,230       36,436        50,130
 9..................     26,597       38,918        56,271       25,337       37,658        55,011
10..................     25,372       39,835        61,248       24,427       38,890        60,303
15..................     19,717       45,368        94,589       19,672       45,323        94,544
20 (age 65).........     14,323       52,346       147,208       14,323       52,346       147,208
30                            0       65,854       346,853            0       65,854       346,853


------------------------------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 40.25 years at the end of contract year 7.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes no loan has been made.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 55
       $7,500 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
       FACE AMOUNT: $107,682     INITIAL GUARANTEE PERIOD (1): 5.50 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES


                                                                                      END OF YEAR
                                             TOTAL                                 DEATH BENEFIT (3)
                                           PAYMENTS                           ASSUMING HYPOTHETICAL GROSS
                                           MADE PLUS                          ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS     -------------------------------------------------------------
   CONTRACT YEAR       PAYMENTS (2)     OF END OF YEAR              0%                    6%                    12%
--------------------   ------------    -----------------     -----------------     -----------------     -----------------
 1..................      $7,500           $   7,875             $     107,682         $     107,682         $     107,682
 2..................       7,500              16,144                   107,682               107,682               107,682
 3..................       7,500              24,826                   107,682               107,682               107,682
 4..................       7,500              33,942                   107,682               107,682               107,682
 5..................       7,500              43,514                   107,682               107,682               107,682
 6..................       7,500              53,565                   107,682               107,682               107,682
 7..................       7,500              64,118                   107,682               107,683               114,345
 8..................           0              67,324                   107,682               107,682               122,006
 9..................           0              70,690                   107,682               107,682               130,052
10 (age 65).........           0              74,225                   107,682               107,682               138,509
15..................           0              94,732                   107,682               107,682               188,331
20..................           0             120,905                   107,682               107,682               255,150
30..................           0             196,941                         0               107,682               468,632



                                   END OF YEAR                             END OF YEAR
                               INVESTMENT BASE (3)                  CASH SURRENDER VALUE (3)
                           ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
                       -----------------------------------     -----------------------------------
   CONTRACT YEAR          0%           6%           12%           0%           6%           12%
--------------------   --------     --------     ---------     --------     --------     ---------
 1..................   $  6,263     $  6,686     $   7,110     $  5,655     $  6,078     $   6,503
 2..................     12,335       13,572        14,870       11,188       12,425        13,722
 3..................     18,235       20,686        23,372       16,615       19,066        21,752
 4..................     23,975       28,049        32,717       21,950       26,024        30,692
 5..................     29,570       35,687        43,021       27,207       33,324        40,659
 6..................     35,034       43,626        54,419       32,401       40,993        51,786
 7..................     40,383       51,898        67,029       37,548       49,063        64,194
 8..................     38,173       52,626        72,555       35,811       50,264        70,193
 9..................     35,894       53,300        78,524       34,004       51,410        76,634
10 (age 65).........     33,535       53,907        84,964       32,117       52,490        83,547
15..................     21,149       56,630       126,679       21,081       56,563       126,611
20..................      5,141       56,716       188,447        5,141       56,716       188,447
30..................          0        1,913       397,051            0        1,913       397,051


------------------------------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 27 years at the end of contract year 7.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes no loan has been made.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                               MALE ISSUE AGE 65
       $10,000 INITIAL PAYMENT FOR STANDARD-SIMPLIFIED UNDERWRITING CLASS
       FACE AMOUNT: $103,905     INITIAL GUARANTEE PERIOD (1): 3.25 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES


                                                                                      END OF YEAR
                                             TOTAL                                 DEATH BENEFIT (3)
                                           PAYMENTS                           ASSUMING HYPOTHETICAL GROSS
                                           MADE PLUS                          ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS     -------------------------------------------------------------
   CONTRACT YEAR       PAYMENTS (2)     OF END OF YEAR              0%                    6%                    12%
--------------------   ------------    -----------------     -----------------     -----------------     -----------------
 1..................     $ 10,000          $  10,500             $     103,905         $     103,905         $     103,905
 2..................       10,000             21,525                   103,905               103,905               103,905
 3..................       10,000             33,101                   103,905               103,905               103,905
 4..................       10,000             45,256                   103,905               103,905               103,905
 5..................       10,000             58,019                   103,905               103,905               103,905
 6..................       10,000             71,420                   103,905               103,905               103,905
 7..................       10,000             85,491                   103,905               103,905               110,287
 8..................            0             89,766                   103,905               103,905               117,742
 9..................            0             94,254                   103,905               103,905               125,566
10..................            0             98,967                   103,905               103,905               133,784
15..................            0            126,309                   103,905               103,905               182,092
20..................            0            161,206                         0               103,905               246,821
30..................            0            262,588                         0                     0               453,622



                                   END OF YEAR                             END OF YEAR
                               INVESTMENT BASE (3)                  CASH SURRENDER VALUE (3)
                           ASSUMING HYPOTHETICAL GROSS             ASSUMING HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN OF             ANNUAL INVESTMENT RETURN OF
                       -----------------------------------     -----------------------------------
   CONTRACT YEAR          0%           6%           12%           0%           6%           12%
--------------------   --------     --------     ---------     --------     --------     ---------
 1..................   $  7,300     $  7,841     $   8,388     $  6,490     $  7,031     $   7,578
 2..................     14,367       15,909        17,548       12,837       14,379        16,018
 3..................     21,233       24,250        27,620       19,073       22,090        25,460
 4..................     27,940       32,917        38,775       25,240       30,217        36,075
 5..................     34,528       41,970        51,215       31,378       38,820        48,065
 6..................     41,040       51,477        65,193       37,530       47,967        61,683
 7..................     47,534       61,526        80,930       43,754       57,746        77,150
 8..................     43,852       61,390        87,087       40,702       58,240        83,937
 9..................     39,946       61,022        93,670       37,426       58,502        91,150
10..................     35,767       60,372       100,699       33,877       58,482        98,809
15..................      9,682       51,956       145,151        9,592       51,866       145,061
20..................          0       19,067       209,120            0       19,067       209,120
30..................          0            0       422,709            0            0       422,709


------------------------------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 19.50 years at the end of contract year 7.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes no loan has been made.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
             JOINT INSUREDS: FEMALE ISSUE AGE 55/MALE ISSUE AGE 55
             $10,000 INITIAL PAYMENT FOR MEDICAL UNDERWRITING CLASS
        FACE AMOUNT: $205,820     INITIAL GUARANTEE PERIOD (1): 17 YEARS
                       BASED ON MAXIMUM MORTALITY CHARGES


                                                                                      END OF YEAR
                                             TOTAL                                 DEATH BENEFIT (3)
                                           PAYMENTS                           ASSUMING HYPOTHETICAL GROSS
                                           MADE PLUS                          ANNUAL INVESTMENT RETURN OF
                                       INTEREST AT 5% AS     -------------------------------------------------------------
   CONTRACT YEAR       PAYMENTS (2)     OF END OF YEAR              0%                    6%                    12%
--------------------   ------------    -----------------     -----------------     -----------------     -----------------
 1..................     $ 10,000          $  10,500             $     205,820         $     205,820         $     205,820
 2..................       10,000             21,525                   205,820               205,820               205,820
 3..................       10,000             33,101                   205,820               205,820               205,820
 4..................       10,000             45,256                   205,820               205,820               205,820
 5..................       10,000             58,019                   205,820               205,820               205,820
 6..................       10,000             71,420                   205,820               205,820               208,781
 7..................       10,000             85,491                   205,820               205,820               222,580
 8..................            0             89,766                   205,820               205,820               237,521
 9..................            0             94,254                   205,820               205,820               253,186
10..................            0             98,967                   205,820               205,820               269,632
15..................            0            126,309                   205,820               205,820               366,322
20..................            0            161,206                   205,820               205,820               495,890
30..................            0            262,588                   205,820               205,820               909,757



                                   END OF YEAR                              END OF YEAR
                               INVESTMENT BASE (3)                    CASH SURRENDER VALUE (3)
                           ASSUMING HYPOTHETICAL GROSS              ASSUMING HYPOTHETICAL GROSS
                           ANNUAL INVESTMENT RETURN OF              ANNUAL INVESTMENT RETURN OF
                       ------------------------------------     ------------------------------------
   CONTRACT YEAR          0%           6%            12%           0%           6%            12%
--------------------   --------     ---------     ---------     --------     ---------     ---------
 1..................   $  9,734     $  10,328     $  10,922     $  8,744     $   9,338     $   9,932
 2..................     19,189        20,982        22,847       17,319        19,112        20,977
 3..................     28,366        31,975        35,877       25,726        29,335        33,237
 4..................     37,268        43,320        50,127       33,968        40,020        46,827
 5..................     45,898        55,032        65,728       42,048        51,182        61,878
 6..................     54,257        67,127        82,823       49,967        62,837        78,533
 7..................     62,351        79,623       101,563       57,731        75,003        96,943
 8..................     60,412        82,175       111,147       56,562        78,325       107,297
 9..................     58,431        84,775       121,645       55,351        81,695       118,565
10..................     56,394        87,412       133,129       54,084        85,102       130,819
15..................     46,582       102,591       210,209       46,472       102,481       210,099
20..................     34,978       119,621       329,760       34,978       119,621       329,760
30..................          0       135,670       748,605            0       135,670       748,605


------------------------------
(1) The initial guarantee period will increase with each additional payment and, assuming all planned periodic payments are made, will be 33.75 at the end of contract year 7.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes no loan has been made.


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY MERRILL LYNCH LIFE OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                    EXAMPLES

ADDITIONAL PAYMENTS

If the guarantee period is for the whole of life at the time an additional payment is received and accepted (which means that planned periodic payments have been made through contract year 9), as of the processing date on or next following the date of the additional payment, Merrill Lynch Life will increase the face amount to the amount that the Contract's fixed base, as of such processing date, would support for the life of the insured.

Under these circumstances the amount of the increase in face amount will depend on the amount of the additional payment and the contract year in which it is received and accepted. If additional payments of different amounts were made at the same time to equivalent Contracts, the Contract to which the larger payment is applied would have a proportionately larger increase in face amount. And if additional payments of the same amounts were made in earlier and later years, those made in the later years would result in smaller increases to the face amount.

Example 1 shows the effect on face amount of a $2,000 additional payment received and accepted at the beginning of contract year ten. Example 2 shows the effect of a $4,000 additional payment received and accepted at the beginning of contract year ten. Example 3 shows the effect of a $2,000 additional payment received and accepted at the beginning of contract year eleven. All three examples assume that the guarantee period at the time of the additional payment is for life and assume no other contract transactions have been made.

                               Male Issue Age: 55
         Payments:  Initial payment plus 8 periodic payments of $7,500
                             Face Amount:  $107,682

                     EXAMPLE 1
----------------------------------------------------
CONTRACT     ADDITIONAL      CHANGE IN      NEW FACE
  YEAR        PAYMENT       FACE AMOUNT      AMOUNT
--------     ----------     -----------     --------
   10          $2,000         $ 3,087       $110,769

                     EXAMPLE 2
----------------------------------------------------
CONTRACT     ADDITIONAL      CHANGE IN      NEW FACE
  YEAR        PAYMENT       FACE AMOUNT      AMOUNT
--------     ----------     -----------     --------
   10          $4,000         $ 6,176       $113,858
                     EXAMPLE 3
----------------------------------------------------
CONTRACT     ADDITIONAL      CHANGE IN      NEW FACE
  YEAR        PAYMENT       FACE AMOUNT      AMOUNT
--------     ----------     -----------     --------
   11          $2,000         $ 3,016       $110,698

CHANGING THE FACE AMOUNT

As of the processing date on or next following receipt and acceptance of a request for a change in face amount, Merrill Lynch Life will make the requested change and adjust the guarantee period. For an increase in face amount, Merrill Lynch Life will decrease the guarantee period and for a decrease in face amount, Merrill Lynch Life will increase the guarantee period. To decrease the face amount, the guarantee period must be less than for the whole of life at the time of the request. A new guarantee period is established by taking the Contract's fixed base as of the processing date and determining how long that fixed base would support the face amount.

The amount of the increase or decrease in the guarantee period will depend on the amount of increase or decrease in the face amount and the contract year in which the change is made. If made at the same time to equivalent Contracts, a larger increase in face amount would result in a greater decrease in the guarantee period than a smaller increase in face amount. The same increase made in two different years would result in a smaller decrease in the guarantee period for the increase in face amount made in the later year.

Examples 1 and 2 show the effect on the guarantee period of an increase in face amount of $10,000 and $20,000 made at the beginning of contract year eight. Example 3 shows the effect on the guarantee period of an increase in face amount of $10,000 made at the beginning of contract year ten. All three examples assume no other contract transactions have been made.

                               Male Issue Age: 55
         Payments:  Initial payment plus 6 periodic payments of $7,500
                             Face Amount:  $107,682

               EXAMPLE 1
----------------------------------------
                             DECREASE IN
CONTRACT     INCREASE IN      GUARANTEE
  YEAR       FACE AMOUNT       PERIOD
--------     -----------     -----------
    8          $10,000       2.00 years

               EXAMPLE 2
----------------------------------------
                             DECREASE IN
CONTRACT     INCREASE IN      GUARANTEE
  YEAR       FACE AMOUNT       PERIOD
--------     -----------     -----------
    8          $20,000       3.50 years
               EXAMPLE 3
----------------------------------------
                             DECREASE IN
CONTRACT     INCREASE IN      GUARANTEE
  YEAR       FACE AMOUNT       PERIOD
--------     -----------     -----------
   10          $10,000       1.75 years

PARTIAL WITHDRAWALS

As of the processing date on or next following any partial withdrawal, Merrill Lynch Life will reduce the Contract's face amount. The new face amount is established by taking the Contract's fixed base as of the processing date and determining what face amount that fixed base would support for the Contract's guarantee period.

The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the guarantee period at the time of the withdrawal and the contract year in which the withdrawal is made. If made at the same time to equivalent Contracts, a larger withdrawal would result in a greater reduction in the face amount than a smaller withdrawal. The same partial withdrawal made at the same time from Contracts with the same face amounts but with different guarantee periods would result in a greater reduction in the face amount for the Contract with the longer guarantee period. A partial withdrawal made in a later contract year would result in a smaller decrease in the face amount than if the same amount was withdrawn in an earlier year.

Examples 1 and 2 show the effect on the face amount of partial withdrawals for $5,000 and $10,000 taken at the beginning of contract year sixteen. Example 3 shows the effect on the face amount of a $10,000 partial withdrawal taken at the beginning of contract year eighteen. All three examples assume no other contract transactions have been made.

                               Male Issue Age: 55
         Payments:  Initial payment plus 6 periodic payments of $7,500
                             Face Amount:  $107,682

               EXAMPLE 1
---------------------------------------
CONTRACT      PARTIAL
  YEAR       WITHDRAWAL     FACE AMOUNT
--------     ----------     -----------
   16         $  5,000        $97,828

               EXAMPLE 2
---------------------------------------
CONTRACT      PARTIAL
  YEAR       WITHDRAWAL     FACE AMOUNT
--------     ----------     -----------
   16         $ 10,000        $86,906
               EXAMPLE 3
---------------------------------------
CONTRACT      PARTIAL
  YEAR       WITHDRAWAL     FACE AMOUNT
--------     ----------     -----------
   18         $ 10,000        $86,601

If the reduction in face amount would be below the minimum face amount for a Contract, Merrill Lynch Life will reduce the face amount to the minimum face amount, and then reduce the guarantee period by taking the Contract's fixed base as of the processing date and determining how long that fixed base would support the reduced face amount.

                                 JOINT INSUREDS

Contract owners may purchase a Contract on the lives of two insureds. Some of the discussions in this Prospectus applicable to the Contract apply only to a Contract on a single insured. Set out below are the modifications to the designated sections of this Prospectus for joint insureds. Except in the sections noted below, the discussions in this Prospectus referencing a single insured, can be read as though the single insured were the two insureds under a joint contract.


AVAILABILITY AND PAYMENTS (REFERENCE PAGE 6)


A Contract may be issued for insureds up to age 80.

Merrill Lynch Life will not accept an initial payment that will provide a guarantee period of less than the minimum guarantee period for which it would then issue a Contract based on the age of the younger insured. Such minimum will range from 10 to 40 years depending on the age of the younger insured.


WHO MAY BE COVERED (REFERENCE PAGE 15)


Merrill Lynch Life will issue a Contract on the lives of two insureds provided the relationship among the applicant and the insureds meets its insurable interest requirements and provided neither insured is over age 80 and no more than one insured is under age 20. The insureds' issue ages will be determined using their ages as of their birthdays nearest the contract date.

The initial payment plus any planned periodic payments elected and the average age of the insureds determine whether underwriting will be done on a simplified or medical basis. The maximum amount underwritten on a simplified basis for joint insureds depends on Merrill Lynch Life's administrative rules in effect at the time of underwriting.

Under both simplified and medical underwriting methods, Contracts may be issued on insureds in a standard underwriting class only.

PURCHASING A CONTRACT (REFERENCE PAGE 16)


Merrill Lynch Life will not accept an initial payment for a specified face amount that will provide a guarantee period of less than the minimum guarantee period for which Merrill Lynch Life would then issue a Contract based on the age of the younger insured. The minimum will range from 10 to 40 years depending on the age of the younger insured.


PLANNED PAYMENTS (REFERENCE PAGE 17)


Contract owners may change the frequency and the amount of planned payments provided both insureds are living.

Planned payments must be received while at least one insured is living and not more than 30 days before or 30 days after the date specified for payment.

A combination periodic plan is not available for joint insureds.


PAYMENTS WHICH ARE NOT UNDER A PERIODIC PAYMENT PLAN (REFERENCE PAGE 18).


Contract owners may make additional payments which are not under a periodic payment plan only if both insureds are living and the attained ages of both insureds are not over 80.


EFFECT OF A PLANNED PAYMENT AND OTHER ADDITIONAL PAYMENTS (REFERENCE PAGE 19).


If the guarantee period prior to receipt and acceptance of an additional payment is less than for the life of the last surviving insured, the payment will first be used to extend the guarantee period to the whole of life of the younger insured.

CHANGING THE FACE AMOUNT


Increasing the Face Amount (reference page 20). Contract owners may increase the face amount of their Contracts only if both insureds are living. A change in face amount is not permitted if the attained age of either insured is over 80.



Decreasing the Face Amount (reference page 20). Contract owners may decrease the face amount of their Contracts if either insured is living.


Any reduction in death benefit in a Contract on joint insureds, whether by a change in face amount or other means, will probably result in a failure to satisfy the 7-pay test and subsequent treatment as a modified endowment contract.

CHARGES DEDUCTED FROM THE INVESTMENT BASE


Deferred Contract Loading (reference page 21). The deferred contract loading equals 11% of each payment. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.



The sales load, equal to 6.5% of each payment compensates Merrill Lynch Life for sales expenses. The sales load may be reduced if cumulative payments are sufficiently high to reach certain break points (4% of payments in excess of $1.5 million and 2% of payments in excess of $4 million). The charge for federal taxes, equal to 2% of each payment, compensates Merrill Lynch Life for a significantly higher corporate income tax liability resulting from changes made to the Internal Revenue Code by the Omnibus Budget Reconciliation Act of 1990. (See "Merrill Lynch Life's Income Taxes" on page 39.) The state and local premium tax charge, equal to 2.5% of payments, compensates Merrill Lynch Life for state and local premium taxes that must be paid when a payment is accepted.


Merrill Lynch Life deducts an amount equal to 1.1% of each payment from the investment base on each of the ten contract anniversaries following payment.

Mortality Cost (reference page 22). For Contracts issued on joint insureds, current cost of insurance rates are equal to the guaranteed maximum cost of insurance rates set forth in the Contract. Those rates are based on the 1980 Commissioners Aggregate Mortality Table and do not distinguish between insureds in a smoker underwriting class and insureds in a non-smoker underwriting class. The cost of insurance rates are based on an aggregate class which is made up of a blend of smokers and non-smokers.


GUARANTEE PERIOD


When the Guarantee Period is Less Than for Life (reference page 24). If Merrill Lynch Life cancels a Contract, it may be reinstated only if neither insured has died between the date the Contract was terminated and the effective date of the reinstatement and the contract owner meets the other conditions listed on page 25.


NET CASH SURRENDER VALUE


Cancelling to Receive Net Cash Surrender Value (reference page 25). Contract owners may cancel their Contracts at any time while either insured is living.



PARTIAL WITHDRAWALS (REFERENCE PAGE 27)


Partial withdrawals are not available for joint insureds.


DEATH BENEFIT PROCEEDS (REFERENCE PAGE 27)



Merrill Lynch Life will pay the death benefit proceeds to the beneficiary when all information needed to process the payment, including due proof of the last surviving insured's death, has been received at the Service Center. Proof of death for both insureds must be received. There is no death benefit payable at the first death. When Merrill Lynch Life is first provided reliable notification of the last surviving insured's death by a representative of the owner or the insured, investment base may be transferred to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.



If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any increase in face amount requested or within two years from the date an additional payment was received and accepted, proof of the insured's death should be sent promptly to the Service Center since Merrill Lynch Life may only pay a limited benefit or contest the Contract. (See "Incontestability" on page 32 and "Payment in Case of Suicide" on page 33.)



Net Single Premium Factor (reference page 28). The net single premium factors are based on the insureds' sexes and underwriting classes and the attained ages on the date of calculation.



PAYMENT OF DEATH BENEFIT PROCEEDS (REFERENCE PAGE 28)


If a payment is delayed, Merrill Lynch Life, will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR EXCHANGE


Exchanging the Contract (reference page 29). A contract owner may exchange his or her Contract for a joint and last survivor Contract with benefits that do not vary with the investment results of a separate account.


USING THE CONTRACT


Ownership (reference page 29). The contract owner is usually one of the insureds, unless another owner has been named in the application.

The contract owner may want to name a contingent owner in the event the contract owner dies before the last surviving insured. The contingent owner would then own the contract owner's interest in the Contract and have all the contract owner's rights.


Naming Beneficiaries (reference page 30). Merrill Lynch Life pays the primary beneficiary the proceeds of this Contract on the last surviving insured's death. If no contingent beneficiary is living, Merrill Lynch Life pays the last surviving insured's estate.



Changing the Insured (reference page 30).  Not available for joint insureds.



Maturity Proceeds (reference page 31). The maturity date is the contract anniversary nearest the younger insured's 100th birthday. On the maturity date, Merrill Lynch Life will pay the net cash surrender value to the contract owner, provided either insured is living.


OTHER CONTRACT PROVISIONS


Incontestability (reference page 32). Merrill Lynch Life won't contest the validity of a Contract after it has been in effect during the lifetimes of both insureds for two years from the issue date. It won't contest any change in face amount requested after the change has been in effect during the lifetimes of both insureds for two years from the date of the change. Nor will Merrill Lynch Life contest any amount of death benefit attributable to an additional payment after the death benefit has been in effect during the lifetimes of both insureds for two years from the date the payment has been received and accepted.



Payment in Case of Suicide (reference page 33). If either insured commits suicide within two years from the issue date, Merrill Lynch Life will pay only a limited benefit and terminate the Contract. The benefit will be equal to the payments made reduced by any debt.


If either insured commits suicide within two years of the effective date of any increase in face amount requested, the coverage attributable to the increase will be terminated and a limited benefit will be paid. The benefit will be limited to the amount of mortality cost deductions made for the increase.

If either insured commits suicide within two years of any date an additional payment is received and accepted, the coverage attributable to the payments will be terminated and only a limited benefit will be paid. The benefit will be equal to the payment less any debt attributable to amounts borrowed during the two years from the date the payment was received and accepted.

Establishing Survivorship (Only Applicable to Joint Insureds). If Merrill Lynch Life is unable to determine which of the insureds was the last survivor on the basis of the proofs of death provided, it will consider insured No. 1 as designated in the application to be the last surviving insured.


INCOME PLANS (REFERENCE PAGE 33)


If no plan has been chosen when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to him or her to one or more of the income plans.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Merrill Lynch Life's directors and executive officers and their positions with Merrill Lynch Life are as follows:

         NAME                  POSITION(S) WITH THE COMPANY
----------------------   ----------------------------------------
Anthony J. Vespa         Chairman of the Board, President, and
                         Chief Executive Officer
Joseph E. Crowne, Jr.    Director, Senior Vice President, Chief
                         Financial Officer, Chief Actuary, and
                         Treasurer
Barry G. Skolnick        Director, Senior Vice President, General
                         Counsel, and Secretary
David M. Dunford         Director, Senior Vice President, and
                         Chief Investment Officer
Gail R. Farkas           Director and Senior Vice President
Robert J. Boucher        Senior Vice President, Variable Life
                         Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of Merrill Lynch Life's indirect parent, Merrill Lynch & Co., Inc. The principal positions of Merrill Lynch Life's directors and executive officers for the past five years are listed below:


Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S. From February 1991 to February 1994, he held the position of District Director and First Vice President of MLPF&S.



Mr. Crowne joined Merrill Lynch Life in June 1991.



Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President of MLPF&S.


Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995 she held the position of Director of Market Planning of MLPF&S.


Mr. Boucher joined Merrill Lynch Life in May 1992.


No shares of Merrill Lynch Life are owned by any of its officers or directors, as it is a wholly owned subsidiary of MLIG. The officers and directors of Merrill Lynch Life, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT


Merrill Lynch Life and MLIG are parties to a service agreement pursuant to which MLIG has agreed to provide certain data processing, legal, actuarial, management, advertising and other services to Merrill Lynch Life, including services related to the Separate Account and the Contracts. Expenses incurred by MLIG in relation to this service agreement are reimbursed by Merrill Lynch Life on an allocated cost basis. Charges billed to Merrill Lynch Life by MLIG pursuant to the agreement were $44.5 million for the year ended December 31, 1996.


STATE REGULATION

Merrill Lynch Life is subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). A detailed financial statement in the prescribed form (the "Annual Statement") is filed with the Insurance Department each year covering Merrill Lynch Life's operations for the preceding year and its financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Merrill Lynch Life's books and accounts are subject to review by the Insurance Department at all times. A full examination of Merrill Lynch Life's operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. Merrill Lynch Life is also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Merrill Lynch Life and MLPF&S are engaged in various kinds of routine litigation that, in the Company's judgment, is not material to Merrill Lynch Life's total assets or to MLPF&S.

EXPERTS


The financial statements of Merrill Lynch Life as of December 31, 1996 and 1995 and for each of the three years in the period ended December 31, 1996 and of the Separate Account as of December 31, 1996 and for the periods presented, included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.


Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., Chief Actuary and Chief Financial Officer of Merrill Lynch Life, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS


The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, Merrill Lynch Life's Senior Vice President and General Counsel. Sutherland, Asbill & Brennan, L.L.P. of Washington, D.C. has provided advice on certain matters relating to federal securities laws.


REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statement of net assets of Merrill Lynch Variable Life Separate Account (the "Account") as of December 31, 1996 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1996. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1996 and the results of its operations and the changes in its net assets for the above periods in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.




January 31, 1997

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1996

ASSETS:                                                                   Cost              Shares           Market Value
                                                                 ------------------- ------------------- -------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                        $       55,275,547         55,275,547  $       55,275,547
  Intermediate Government Bond Portfolio                                 14,725,548          1,358,772          14,851,382
  Long-Term Corporate Bond Portfolio                                     10,775,240            934,026          10,769,315
  Capital Stock Portfolio                                                23,875,222          1,112,039          25,854,917
  Growth Stock Portfolio                                                 20,280,019            899,170          24,987,943
  Multiple Strategy Portfolio                                            19,300,694          1,190,211          20,388,320
  High Yield Portfolio                                                   12,864,182          1,439,553          13,171,913
  Natural Resources Portfolio                                             2,056,235            243,754           2,240,103
  Global Strategy Portfolio                                              25,105,553          1,669,949          28,055,140
  Balanced Portfolio                                                      7,823,111            558,316           8,575,730
                                                                 -------------------                    -------------------
                                                                        192,081,351                            204,170,310
                                                                 -------------------                    -------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                               1,037,080             93,911           1,144,773
  International Equity Focus Fund                                         7,393,980            669,887           7,790,785
  Global Bond Focus Fund                                                    928,585             96,555             942,375
  Basic Value Focus Fund                                                 16,712,803          1,312,709          19,349,327
  Developing Capital Markets Focus Fund                                   4,780,650            491,493           4,939,502
  Equity Growth Fund                                                      1,629,219             63,605           1,667,726
                                                                 -------------------                    -------------------
                                                                         32,482,317                             35,834,488
                                                                 -------------------                    -------------------

                                                                                            Units
                                                                                      -----------------
Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1997 Trust                                                             322,907            354,958             353,858
     1998 Trust                                                             856,433          1,037,641             976,576
     1999 Trust                                                           1,010,910          1,311,236           1,161,112
     2000 Trust                                                             686,891            955,851             796,577
     2001 Trust                                                             155,752            209,705             164,464
     2002 Trust                                                             580,631            845,174             620,273
     2003 Trust                                                             188,863            318,255             211,283
     2004 Trust                                                             810,403          1,492,370             955,117
     2005 Trust                                                             660,931          1,175,751             709,542
     2006 Trust                                                             212,687            408,939             234,559
     2007 Trust                                                              26,423             61,585              32,890
     2008 Trust                                                             230,749            499,364             243,865
     2009 Trust                                                              68,393            197,438              90,051
     2010 Trust                                                             544,670          1,325,121             558,817
     2011 Trust                                                             216,344            812,409             322,859
     2013 Trust                                                             107,368            343,708             117,888
     2014 Trust                                                           2,367,598          8,012,514           2,532,996
                                                                 -------------------                    -------------------
                                                                          9,047,953                             10,082,727
                                                                 -------------------                    -------------------
  TOTAL ASSETS                                                   $      233,611,621                            250,087,525
                                                                 ===================                    -------------------


LIABILITIES:
Payable to Merrill Lynch Life Insurance Company                                                                11,163,203
                                                                                                       -------------------
  TOTAL LIABILITIES                                                                                            11,163,203
                                                                                                       -------------------
  NET ASSETS                                                                                           $      238,924,322
                                                                                                       ===================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                        1996                1995                1994
                                                                 ------------------  ------------------  ------------------
Investment Income:
 Reinvested Dividends                                            $      12,043,745   $       7,040,646   $       3,610,497
 Mortality and Expense Charges (Note 3)                                 (1,751,522)         (1,098,797)           (542,446)
 Transaction Charges (Note 4)                                              (28,838)            (18,263)             (3,767)
                                                                 ------------------  ------------------  ------------------
  Net Investment Income                                                 10,263,385           5,923,586           3,064,284
                                                                 ------------------  ------------------  ------------------

Realized and Unrealized Gains (Losses):
 Net Realized Losses                                                       (45,179)           (309,482)           (218,534)
 Net Unrealized Gains (Losses)                                           8,986,838          10,659,883          (4,239,903)
                                                                 ------------------  ------------------  ------------------
  Net Realized and Unrealized Gains (Losses)                             8,941,659          10,350,401          (4,458,437)
                                                                 ------------------  ------------------  ------------------
Increase (Decrease) in Net Assets
 Resulting from Operations                                              19,205,044          16,273,987          (1,394,153)
                                                                 ------------------  ------------------  ------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                              70,164,840          57,600,863          51,971,799
 Transfers of Policy Loading, Net (Note 3)                               3,408,619           2,992,695           3,241,522
 Transfers Due to Deaths                                                  (813,683)         (1,461,703)            (29,512)
 Transfers Due to Other Terminations                                    (2,808,710)         (2,139,618)           (493,701)
 Transfers Due to Policy Loans                                          (2,600,351)         (1,721,984)         (1,463,743)
 Transfers of Cost of Insurance                                         (3,101,640)         (2,101,569)         (1,296,287)
 Transfers of Loan Processing Charges                                      (50,705)            (28,928)             (8,161)
                                                                 ------------------  ------------------  ------------------
Increase in Net Assets
 Resulting from Principal Transactions                                  64,198,370          53,139,756          51,921,917
                                                                 ------------------  ------------------  ------------------

Increase in Net Assets                                                  83,403,414          69,413,743          50,527,764
Net Assets Beginning Balance                                           155,520,908          86,107,165          35,579,401
                                                                 ------------------  ------------------  ------------------
Net Assets Ending Balance                                        $     238,924,322   $     155,520,908   $      86,107,165
                                                                 ==================  ==================  ==================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
Notes to Financial Statements

1. Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life") was established to support the operations with respect to certain variable life insurance contracts ("Contracts"). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill"). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty-three investment divisions (thirty-five during the year). Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. Six of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds, Inc. (See Note 5). Seventeen of the investment divisions (eighteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Zero Trusts"). Each trust of the Zero Trusts consists of Stripped
   Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets attributable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. The following is a summary of significant accounting policies of the Account:

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred which is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts a daily charges at a rate of .90% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds will be deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

4. Merrill Lynch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith Inc., a subsidiary of Merrill and sponsor of the Zero Trusts, on the sale of Zero Trust units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

5. Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                             Divisions Investing In
                                                                ----------------------------------------------------
                                                                                   Intermediate       Long-Term
                                                  Total             Money           Government        Corporate
                                                 Separate          Reserve            Bond              Bond
                                                 Account          Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $     12,043,745  $      2,259,703  $        882,178  $        625,900
 Mortality and Expense Charges                    (1,751,522)         (338,561)         (118,016)          (83,645)
 Transaction Charges                                 (28,838)                0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                    10,263,385         1,921,142           764,162           542,255
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                         (45,179)                0            18,190           (69,537)
 Net Unrealized Gains (Losses)                     8,986,838                 0          (494,507)         (262,935)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)       8,941,659                 0          (476,317)         (332,472)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                        19,205,044         1,921,142           287,845           209,783
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                        70,164,840        57,111,336           274,240           441,258
 Transfers of Policy Loading, Net                  3,408,619         3,817,075           (65,305)          (45,661)
 Transfers Due to Deaths                            (813,683)         (279,751)          (18,739)          (40,588)
 Transfers Due to Other Terminations              (2,808,710)         (380,432)          (76,682)         (101,534)
 Transfers Due to Policy Loans                    (2,600,351)       (1,084,294)          (52,385)          (42,333)
 Transfers of Cost of Insurance                   (3,101,640)         (629,669)         (140,278)         (119,430)
 Transfers of Loan Processing Charges                (50,705)          (10,186)           (1,605)           (1,801)
 Transfers Among Investment Divisions                      0       (49,154,498)        2,922,480         2,331,559
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions            64,198,370         9,389,581         2,841,726         2,421,470
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                 83,403,414        11,310,723         3,129,571         2,631,253
Net Assets Beginning Balance                     155,520,908        32,871,637        11,703,850         8,125,727
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $    238,924,322  $     44,182,360  $     14,833,421  $     10,756,980
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------

                                                 Capital            Growth           Multiple           High
                                                  Stock             Stock            Strategy           Yield
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $      2,849,273  $        474,609  $      2,134,807  $        991,648
 Mortality and Expense Charges                      (189,168)         (168,016)         (161,312)          (93,784)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                     2,660,105           306,593         1,973,495           897,864
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                        (192,580)           76,061          (205,247)          (38,619)
 Net Unrealized Gains (Losses)                       677,575         2,799,507           511,360           263,711
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         484,995         2,875,568           306,113           225,092
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                         3,145,100         3,182,161         2,279,608         1,122,956
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                         2,079,423         1,942,040         1,309,262           764,317
 Transfers of Policy Loading, Net                    (43,754)          (21,164)          (65,905)          (51,806)
 Transfers Due to Deaths                             (92,681)           (8,492)          (75,789)           (3,979)
 Transfers Due to Other Terminations                (321,383)         (260,142)         (312,254)         (358,814)
 Transfers Due to Policy Loans                      (145,225)         (397,438)         (171,503)         (204,029)
 Transfers of Cost of Insurance                     (328,889)         (333,742)         (276,061)         (163,545)
 Transfers of Loan Processing Charges                 (5,535)           (6,120)           (4,502)           (4,660)
 Transfers Among Investment Divisions              4,872,794         7,878,892         1,654,189         4,143,862
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             6,014,750         8,793,834         2,057,437         4,121,346
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  9,159,850        11,975,995         4,337,045         5,244,302
Net Assets Beginning Balance                      16,702,494        13,013,803        16,039,254         7,922,131
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $     25,862,344  $     24,989,798  $     20,376,299  $     13,166,433
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                                                                        Global
                                                 Natural            Global                              Utility
                                                Resources          Strategy         Balanced             Focus
                                                Portfolio         Portfolio         Portfolio            Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $         35,904  $        658,077  $        339,821  $         26,694
 Mortality and Expense Charges                       (18,240)         (216,109)          (61,936)           (6,067)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        17,664           441,968           277,885            20,627
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          88,450            51,512            16,557             6,978
 Net Unrealized Gains (Losses)                       143,526         2,581,792           341,710            68,172
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         231,976         2,633,304           358,267            75,150
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           249,640         3,075,272           636,152            95,777
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           181,972         2,473,052           553,126            47,855
 Transfers of Policy Loading, Net                     (3,920)          (44,092)          (27,821)               40
 Transfers Due to Deaths                                   0          (158,560)           (1,125)                0
 Transfers Due to Other Terminations                 (55,127)         (514,227)         (209,048)             (554)
 Transfers Due to Policy Loans                       (22,880)         (192,425)          (60,254)           (5,578)
 Transfers of Cost of Insurance                      (28,415)         (421,815)         (118,014)          (10,007)
 Transfers of Loan Processing Charges                   (167)           (6,017)           (2,108)             (145)
 Transfers Among Investment Divisions                291,252         3,487,282         2,554,987           650,138
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               362,715         4,623,198         2,689,743           681,749
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    612,355         7,698,470         3,325,895           777,526
Net Assets Beginning Balance                       1,627,177        20,342,494         5,247,662           366,959
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      2,239,532  $     28,040,964  $      8,573,557  $      1,144,485
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                           -----------------------------------------------------------------------
                                              International         Global            Basic
                                                  Equity             Bond             Value         International
                                                  Focus              Focus            Focus             Bond
                                                  Fund               Fund             Fund              Fund
                                           ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $        58,526  $         29,074  $        596,893  $         19,027
 Mortality and Expense Charges                      (55,091)           (3,779)         (118,246)           (2,285)
 Transaction Charges                                      0                 0                 0                 0
                                           ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        3,435            25,295           478,647            16,742
                                           ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          1,353               347            54,169            (2,241)
 Net Unrealized Gains (Losses)                      266,897             7,902         1,807,802              (796)
                                           ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)        268,250             8,249         1,861,971            (3,037)
                                           ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Operations                          271,685            33,544         2,340,618            13,705
                                            ---------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                          756,559            40,516         1,276,821            44,422
 Transfers of Policy Loading, Net                    (3,515)              509            (5,302)              902
 Transfers Due to Deaths                            (33,903)                0           (68,358)             (877)
 Transfers Due to Other Terminations                (41,605)             (552)         (123,456)            1,893
 Transfers Due to Policy Loans                      (64,171)                0           (76,540)             (988)
 Transfers of Cost of Insurance                    (114,440)           (5,978)         (241,687)           (4,818)
 Transfers of Loan Processing Charges                (1,964)             (147)           (2,269)              (41)
 Transfers Among Investment Divisions             2,803,185           284,230         7,975,786           218,985
 Transfer of Merged Funds                                 0           367,255                 0          (367,255)
                                            ---------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions            3,300,146           685,833         8,734,995          (107,777)
                                            ---------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                 3,571,831           719,377        11,075,613           (94,072)
Net Assets Beginning Balance                      4,222,913           219,182         8,270,093            94,072
                                            ---------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $     7,794,744  $        938,559  $     19,345,706  $              0
                                            ================ ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                 Developing
                                                  Capital            Equity
                                               Markets Focus         Growth            1996              1997
                                                   Fund              Fund              Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $         61,179  $            432  $              0  $              0
 Mortality and Expense Charges                       (36,040)           (4,712)             (249)           (2,858)
 Transaction Charges                                       0                 0               (91)           (1,075)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        25,139            (4,280)             (340)           (3,933)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                         (20,703)             (914)           10,567             1,373
 Net Unrealized Gains (Losses)                       250,904            38,506            (9,400)           14,566
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         230,201            37,592             1,167            15,939
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Operations                           255,340            33,312               827            12,006
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           610,043            25,818                 0             3,518
 Transfers of Policy Loading, Net                     11,064             1,255              (728)           (2,396)
 Transfers Due to Deaths                             (30,841)                0                 0                 0
 Transfers Due to Other Terminations                 (31,692)           (1,214)              159               (67)
 Transfers Due to Policy Loans                       (57,503)                0                 0             1,090
 Transfers of Cost of Insurance                      (64,681)           (7,114)             (210)           (3,936)
 Transfers of Loan Processing Charges                   (863)             (221)               23               (46)
 Transfers Among Investment Divisions              1,835,923         1,615,438          (222,425)           65,390
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             2,271,450         1,633,962          (223,181)           63,553
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  2,526,790         1,667,274          (222,354)           75,559
Net Assets Beginning Balance                       2,407,606                 0           222,354           277,986
                                           ------------------ ----------------- ----------------- -----------------
Net Assets Ending Balance                  $       4,934,396  $      1,667,274  $              0  $        353,545
                                           ================== ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                   1998              1999              2000              2001
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                        (8,548)           (9,461)           (6,622)             (967)
 Transaction Charges                                  (3,218)           (3,562)           (2,493)             (365)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                       (11,766)          (13,023)           (9,115)           (1,332)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                           6,017             5,854            12,442               700
 Net Unrealized Gains (Losses)                        37,385            37,303            12,222             4,215
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          43,402            43,157            24,664             4,915
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            31,636            30,134            15,549             3,583
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,729             2,079            11,888             1,320
 Transfers of Policy Loading, Net                     (7,282)           (9,924)           (4,276)             (634)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                 (17,187)           13,021               (80)           (9,468)
 Transfers Due to Policy Loans                           (34)            3,211           (12,327)                0
 Transfers of Cost of Insurance                       (6,841)          (12,333)           (7,564)             (930)
 Transfers of Loan Processing Charges                    (90)             (606)             (122)              (44)
 Transfers Among Investment Divisions                151,070           136,353            52,712           114,790
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               122,365           131,801            40,231           105,034
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    154,001           161,935            55,780           108,617
Net Assets Beginning Balance                         821,981           998,741           740,415            55,744
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        975,982  $      1,160,676  $        796,195  $        164,361
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                   2002              2003              2004              2005
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                        (4,865)           (1,249)           (7,310)           (7,624)
 Transaction Charges                                  (1,836)             (471)           (2,753)           (2,871)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        (6,701)           (1,720)          (10,063)          (10,495)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                           3,431               936            17,968            48,027
 Net Unrealized Gains (Losses)                        10,227             4,471           (10,934)          (65,787)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          13,658             5,407             7,034           (17,760)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             6,957             3,687            (3,029)          (28,255)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0             9,067            24,881            21,785
 Transfers of Policy Loading, Net                     (2,544)             (127)           (5,811)           (3,031)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                    (335)              (86)           17,456           (23,693)
 Transfers Due to Policy Loans                        (3,280)                0            (3,357)           (2,263)
 Transfers of Cost of Insurance                       (6,687)           (2,134)          (11,301)           (8,848)
 Transfers of Loan Processing Charges                    (65)             (369)             (254)              (38)
 Transfers Among Investment Divisions                429,537            95,804           127,953           115,644
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               416,626           102,155           149,567            99,556
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    423,583           105,842           146,538            71,301
Net Assets Beginning Balance                         196,420           105,346           808,228           637,825
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        620,003  $        211,188  $        954,766  $        709,126
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                   2006              2007              2008              2009
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                        (1,207)             (282)           (1,849)             (689)
 Transaction Charges                                    (456)             (107)             (697)             (259)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        (1,663)             (389)           (2,546)             (948)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             655               202             2,072               542
 Net Unrealized Gains (Losses)                         3,403              (764)           (4,484)           (1,142)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)           4,058              (562)           (2,412)             (600)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             2,395              (951)           (4,958)           (1,548)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0             1,301            33,415                 0
 Transfers of Policy Loading, Net                       (506)             (218)              556              (158)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (15)               (2)              (65)              (22)
 Transfers Due to Policy Loans                             0                 0             1,630                 0
 Transfers of Cost of Insurance                       (1,015)             (385)           (2,980)           (1,195)
 Transfers of Loan Processing Charges                    (23)               (1)             (304)               (4)
 Transfers Among Investment Divisions                162,335                 2            22,434            20,781
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               160,776               697            54,686            19,402
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    163,171              (254)           49,728            17,854
Net Assets Beginning Balance                          71,281            33,130           194,013            72,146
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        234,452  $         32,876  $        243,741  $         90,000
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                   2010              2011              2013              2014
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                        (3,648)           (2,818)             (822)          (15,447)
 Transaction Charges                                  (1,376)           (1,061)             (310)           (5,837)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        (5,024)           (3,879)           (1,132)          (21,284)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          (1,501)            3,521             2,269            55,970
 Net Unrealized Gains (Losses)                         5,242          (124,824)           (1,550)           75,563
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)           3,741          (121,303)              719           131,533
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            (1,283)         (125,182)             (413)          110,249
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,719             2,406            47,499            68,173
 Transfers of Policy Loading, Net                      4,058            (1,867)            4,531           (13,624)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                    (218)              (13)               26            (1,298)
 Transfers Due to Policy Loans                        (7,845)                0               370                 0
 Transfers of Cost of Insurance                       (3,366)           (3,609)           (1,853)          (17,870)
 Transfers of Loan Processing Charges                    (48)               (6)              (69)             (288)
 Transfers Among Investment Divisions                266,394           108,244               120         1,986,378
 Transfer of Merged Funds                                  0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               261,694           105,155            50,624         2,021,471
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    260,411           (20,027)           50,211         2,131,720
Net Assets Beginning Balance                         298,173           342,790            67,623           399,658
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        558,584  $        322,763  $        117,834  $      2,531,378
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                             Divisions Investing In
                                                              -----------------------------------------------------
                                                                                   Intermediate       Long-Term
                                                  Total             Money           Government        Corporate
                                                 Separate          Reserve            Bond              Bond
                                                 Account          Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $      7,040,646  $      2,042,506  $        590,260  $        471,729
 Mortality and Expense Charges                    (1,098,797)         (276,122)          (77,890)          (60,109)
 Transaction Charges                                 (18,263)                0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                     5,923,586         1,766,384           512,370           411,620
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                        (309,482)                0          (161,089)          (84,296)
 Net Unrealized Gains (Losses)                    10,659,883                 0           967,267           831,382
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)      10,350,401                 0           806,178           747,086
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                        16,273,987         1,766,384         1,318,548         1,158,706
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                        57,600,863        48,585,875           237,242           206,770
 Transfers of Policy Loading, Net                  2,992,695         3,263,562           (47,077)          (58,349)
 Transfers Due to Deaths                          (1,461,703)          (89,375)         (242,713)         (243,177)
 Transfers Due to Other Terminations              (2,139,618)         (281,643)          (15,301)         (159,890)
 Transfers Due to Policy Loans                    (1,721,984)         (662,050)          (21,269)          (22,813)
 Transfers of Cost of Insurance                   (2,101,569)         (539,265)          (95,544)          (78,535)
 Transfers of Loan Processing Charges                (28,928)           (4,005)           (2,139)           (1,110)
 Transfers Among Investment Divisions                      0       (45,681,956)        5,740,096         2,729,204
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions            53,139,756         4,591,143         5,553,295         2,372,100
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                 69,413,743         6,357,527         6,871,843         3,530,806
Net Assets Beginning Balance                      86,107,165        26,514,110         4,832,007         4,594,921
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $    155,520,908  $     32,871,637  $     11,703,850  $      8,125,727
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------

                                                 Capital           Growth           Multiple            High
                                                  Stock             Stock           Strategy            Yield
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $        702,946  $        332,737  $      1,029,923  $        530,868
 Mortality and Expense Charges                      (109,563)          (73,632)         (120,845)          (48,511)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                       593,383           259,105           909,078           482,357
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                         (57,970)          (58,237)         (148,847)          (47,719)
 Net Unrealized Gains (Losses)                     1,648,314         2,148,543         1,270,564           250,744
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)       1,590,344         2,090,306         1,121,717           203,025
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                         2,183,727         2,349,411         2,030,795           685,382
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                         1,137,847         1,068,231         1,066,156           579,214
 Transfers of Policy Loading, Net                    (62,080)            6,422           (44,104)            3,154
 Transfers Due to Deaths                            (306,000)          (10,301)          (65,938)           (2,080)
 Transfers Due to Other Terminations                (273,101)          (97,817)         (337,461)          (42,371)
 Transfers Due to Policy Loans                      (216,960)         (102,930)          (92,141)          (72,558)
 Transfers of Cost of Insurance                     (192,230)         (159,365)         (203,001)         (105,754)
 Transfers of Loan Processing Charges                 (2,660)           (2,120)           (2,802)           (2,953)
 Transfers Among Investment Divisions              7,075,715         5,643,336         3,815,780         4,138,536
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             7,160,531         6,345,456         4,136,489         4,495,188
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  9,344,258         8,694,867         6,167,284         5,180,570
Net Assets Beginning Balance                       7,358,236         4,318,936         9,871,970         2,741,561
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $     16,702,494  $     13,013,803  $     16,039,254  $      7,922,131
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                                                                        Global
                                                 Natural           Global                               Utility
                                                Resources         Strategy          Balanced             Focus
                                                Portfolio         Portfolio         Portfolio            Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $         23,752  $        808,709  $        274,872  $          7,374
 Mortality and Expense Charges                       (12,008)         (159,374)          (37,964)           (1,669)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        11,744           649,335           236,908             5,705
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          47,638            56,413           (36,077)            2,396
 Net Unrealized Gains (Losses)                        74,639           917,790           540,526            41,816
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         122,277           974,203           504,449            44,212
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           134,021         1,623,538           741,357            49,917
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           173,219         2,484,243           437,292            12,013
 Transfers of Policy Loading, Net                       (227)           (1,635)          (32,229)           (1,185)
 Transfers Due to Deaths                                   0          (257,767)         (244,352)                0
 Transfers Due to Other Terminations                 (27,497)         (449,161)          (88,275)             (305)
 Transfers Due to Policy Loans                       (11,517)         (299,628)          (12,334)                0
 Transfers of Cost of Insurance                      (25,805)         (358,387)          (80,463)           (3,959)
 Transfers of Loan Processing Charges                   (319)           (4,268)           (1,398)              (34)
 Transfers Among Investment Divisions                365,584         3,046,233         1,511,909           246,773
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               473,438         4,159,630         1,490,150           253,303
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    607,459         5,783,168         2,231,507           303,220
Net Assets Beginning Balance                       1,019,718        14,559,326         3,016,155            63,739
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      1,627,177  $     20,342,494  $      5,247,662  $        366,959
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                               International        Global             Basic
                                                  Equity             Bond              Value         International
                                                  Focus              Focus             Focus             Bond
                                                  Fund               Fund              Fund              Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $         87,517  $          8,615  $        106,693  $          8,339
 Mortality and Expense Charges                       (23,269)             (756)          (34,416)             (909)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        64,248             7,859            72,277             7,430
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                         (50,146)               23             2,816             1,587
 Net Unrealized Gains (Losses)                       207,950             6,982           824,592             1,447
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         157,804             7,005           827,408             3,034
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           222,052            14,864           899,685            10,464
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           484,768            18,466           527,518            12,428
 Transfers of Policy Loading, Net                     (7,642)              825            (2,243)             (784)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                (123,171)             (121)          (59,804)           (2,748)
 Transfers Due to Policy Loans                       (98,219)            9,020           (13,838)            7,037
 Transfers of Cost of Insurance                      (67,572)           (1,412)          (88,195)           (3,757)
 Transfers of Loan Processing Charges                   (704)              (83)           (1,106)              (86)
 Transfers Among Investment Divisions              1,625,203           125,435         5,642,607           (13,353)
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             1,812,663           152,130         6,004,939            (1,263)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  2,034,715           166,994         6,904,624             9,201
Net Assets Beginning Balance                       2,188,198            52,188         1,365,469            84,871
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      4,222,913  $        219,182  $      8,270,093  $         94,072
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                Developing
                                                  Capital
                                               Markets Focus        1995              1996              1997
                                                   Fund             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $         13,806  $              0  $              0  $              0
 Mortality and Expense Charges                       (13,411)           (1,483)           (1,358)           (1,725)
 Transaction Charges                                       0              (558)             (514)             (652)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                           395            (2,041)           (1,872)           (2,377)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                         (43,247)           12,157               789               310
 Net Unrealized Gains (Losses)                        31,160            (1,196)            8,972            16,365
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         (12,087)           10,961             9,761            16,675
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           (11,692)            8,920             7,889            14,298
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           446,742                 0             6,557             2,609
 Transfers of Policy Loading, Net                      6,365            (1,240)              186               237
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                 (24,891)           (5,133)             (118)             (168)
 Transfers Due to Policy Loans                       (17,128)                0            (9,116)                0
 Transfers of Cost of Insurance                      (39,732)           (1,291)           (1,698)           (2,572)
 Transfers of Loan Processing Charges                 (2,002)               10               (40)              (26)
 Transfers Among Investment Divisions                567,104          (117,487)          178,394           231,794
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               936,458          (125,141)          174,165           231,874
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    924,766          (116,221)          182,054           246,172
Net Assets Beginning Balance                       1,482,840           116,221            40,300            31,814
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      2,407,606  $              0  $        222,354  $        277,986
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                  1998              1999              2000              2001
                                                  Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                        (7,049)           (7,718)           (5,481)             (915)
 Transaction Charges                                  (2,664)           (2,917)           (2,070)             (345)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        (9,713)          (10,635)           (7,551)           (1,260)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          12,007             9,541             1,741            12,302
 Net Unrealized Gains (Losses)                        83,423           113,158            98,041             4,321
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          95,430           122,699            99,782            16,623
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            85,717           112,064            92,231            15,363
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,898             3,995            23,896             1,194
 Transfers of Policy Loading, Net                    (17,373)           (3,399)           (2,494)             (381)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                (132,812)             (540)              110                 3
 Transfers Due to Policy Loans                             7           (60,000)           (2,825)           (3,268)
 Transfers of Cost of Insurance                       (7,052)           (9,302)           (7,926)           (1,541)
 Transfers of Loan Processing Charges                    (95)             (243)             (205)               (1)
 Transfers Among Investment Divisions                777,277           802,185           350,856            (5,671)
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               621,850           732,696           361,412            (9,665)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    707,567           844,760           453,643             5,698
Net Assets Beginning Balance                         114,414           153,981           286,772            50,046
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        821,981  $        998,741  $        740,415  $         55,744
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                  2002              2003              2004              2005
                                                  Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                        (1,352)             (911)           (6,222)           (4,063)
 Transaction Charges                                    (511)             (344)           (2,348)           (1,537)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        (1,863)           (1,255)           (8,570)           (5,600)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             385             6,784            30,917             1,337
 Net Unrealized Gains (Losses)                        29,570            17,905           150,791           113,569
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          29,955            24,689           181,708           114,906
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            28,092            23,434           173,138           109,306
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0                 0            30,500            10,212
 Transfers of Policy Loading, Net                       (831)              217            (3,307)              460
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (63)              (59)             (226)              245
 Transfers Due to Policy Loans                             0                 0           (10,000)                0
 Transfers of Cost of Insurance                       (1,137)           (1,521)           (8,914)           (4,000)
 Transfers of Loan Processing Charges                    (10)               (9)             (204)              (54)
 Transfers Among Investment Divisions                 72,433            77,361           219,263           491,998
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                70,392            75,989           227,112           498,861
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     98,484            99,423           400,250           608,167
Net Assets Beginning Balance                          97,936             5,923           407,978            29,658
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        196,420  $        105,346  $        808,228  $        637,825
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                  2006              2007              2008              2009
                                                  Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                          (540)             (221)             (614)             (898)
 Transaction Charges                                    (204)              (83)             (233)             (338)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (744)             (304)             (847)           (1,236)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             293               163             3,614            20,240
 Net Unrealized Gains (Losses)                        17,073             7,219            17,580            16,726
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          17,366             7,382            21,194            36,966
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            16,622             7,078            20,347            35,730
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0             1,010            20,456             5,576
 Transfers of Policy Loading, Net                       (472)             (226)              735              (225)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (10)              (17)             (122)               48
 Transfers Due to Policy Loans                             0                 0            (7,000)                0
 Transfers of Cost of Insurance                         (468)             (401)           (1,408)             (719)
 Transfers of Loan Processing Charges                     (2)               (3)              (19)                7
 Transfers Among Investment Divisions                  4,258            24,705           154,313          (120,220)
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                 3,306            25,068           166,955          (115,533)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     19,928            32,146           187,302           (79,803)
Net Assets Beginning Balance                          51,353               984             6,711           151,949
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         71,281  $         33,130  $        194,013  $         72,146
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                  2010              2011              2013              2014
                                                  Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                        (2,316)           (2,403)             (525)           (2,555)
 Transaction Charges                                    (875)             (907)             (198)             (965)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        (3,191)           (3,310)             (723)           (3,520)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          87,387             2,349            12,386            52,571
 Net Unrealized Gains (Losses)                         5,161            98,680            14,348            84,461
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)          92,548           101,029            26,734           137,032
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            89,357            97,719            26,011           133,512
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,682                 0               105            12,149
 Transfers of Policy Loading, Net                     (1,327)           (1,656)             (847)            1,865
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                 (16,958)              (81)                2              (162)
 Transfers Due to Policy Loans                             0                 0            (2,454)                0
 Transfers of Cost of Insurance                       (1,969)           (2,650)           (1,359)           (2,665)
 Transfers of Loan Processing Charges                    (18)              (13)             (189)              (25)
 Transfers Among Investment Divisions                 67,414            92,008           (25,040)          145,953
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                49,824            87,608           (29,782)          157,115
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    139,181           185,327            (3,771)          290,627
Net Assets Beginning Balance                         158,992           157,463            71,394           109,031
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        298,173  $        342,790  $         67,623  $        399,658
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                             Divisions Investing In
                                                              -----------------------------------------------------
                                                                                   Intermediate       Long-Term
                                                  Total             Money           Government        Corporate
                                                 Separate          Reserve            Bond              Bond
                                                 Account          Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $      3,610,497  $        950,581  $        285,253  $        425,190
 Mortality and Expense Charges                      (542,446)         (170,748)          (28,708)          (37,653)
 Transaction Charges                                  (3,767)                0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                     3,064,284           779,833           256,545           387,537
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                        (218,534)                0           (60,235)          (25,319)
 Net Unrealized Gains (Losses)                    (4,239,903)                0          (350,295)         (600,392)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)      (4,458,437)                0          (410,530)         (625,711)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                        (1,394,153)          779,833          (153,985)         (238,174)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                        51,971,799        47,324,731           187,931            92,352
 Transfers of Policy Loading, Net                  3,241,522         3,195,360            (8,955)          (18,352)
 Transfers Due to Deaths                             (29,512)           (6,644)                0            (2,647)
 Transfers Due to Other Terminations                (493,701)         (172,019)          (13,442)          (12,312)
 Transfers Due to Policy Loans                    (1,463,743)         (610,255)         (142,120)          (12,546)
 Transfers of Cost of Insurance                   (1,296,287)         (390,815)          (43,069)          (51,233)
 Transfers of Loan Processing Charges                 (8,161)           (1,637)             (913)             (376)
 Transfers Among Investment Divisions                      0       (35,662,412)        2,882,108         1,212,618
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions            51,921,917        13,676,309         2,861,540         1,207,504
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                 50,527,764        14,456,142         2,707,555           969,330
Net Assets Beginning Balance                      35,579,401        12,057,968         2,124,452         3,625,591
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $     86,107,165  $     26,514,110  $      4,832,007  $      4,594,921
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------

                                                 Capital           Growth           Multiple           High
                                                  Stock             Stock           Strategy           Yield
                                                Portfolio         Portfolio         Portfolio         Portfolio
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $        361,177  $        287,424  $        661,067  $        215,561
 Mortality and Expense Charges                       (49,108)          (26,158)          (68,143)          (18,453)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                       312,069           261,266           592,924           197,108
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                          (4,588)          (38,883)          (57,248)          (21,634)
 Net Unrealized Gains (Losses)                      (631,923)         (347,941)         (957,925)         (232,926)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)        (636,511)         (386,824)       (1,015,173)         (254,560)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                          (324,442)         (125,558)         (422,249)          (57,452)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           740,725           500,203           513,551           258,413
 Transfers of Policy Loading, Net                   (121,761)           19,520            36,858             5,702
 Transfers Due to Deaths                                   0                 0            (4,590)           (2,687)
 Transfers Due to Other Terminations                 (52,016)          (12,269)          (45,256)          (27,551)
 Transfers Due to Policy Loans                       (71,717)          (15,306)         (142,921)         (131,734)
 Transfers of Cost of Insurance                     (108,205)          (81,834)         (133,481)          (56,140)
 Transfers of Loan Processing Charges                   (928)             (741)           (1,011)             (255)
 Transfers Among Investment Divisions              4,257,528         2,313,575         6,058,382         1,520,909
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             4,643,626         2,723,148         6,281,532         1,566,657
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  4,319,184         2,597,590         5,859,283         1,509,205
Net Assets Beginning Balance                       3,039,052         1,721,346         4,012,687         1,232,356
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      7,358,236  $      4,318,936  $      9,871,970  $      2,741,561
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                                                                        Global
                                                 Natural           Global                               Utility
                                                Resources         Strategy          Balanced             Focus
                                                Portfolio         Portfolio         Portfolio            Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $         11,993  $        307,203  $         96,724  $            489
 Mortality and Expense Charges                        (6,508)          (95,867)          (22,533)             (111)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                         5,485           211,336            74,191               378
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                           1,420            42,186           (22,332)               (4)
 Net Unrealized Gains (Losses)                       (24,535)         (712,889)         (174,733)           (2,295)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         (23,115)         (670,703)         (197,065)           (2,299)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           (17,630)         (459,367)         (122,874)           (1,921)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           163,578         1,592,234           220,509                 0
 Transfers of Policy Loading, Net                      9,677            90,005            26,326              (162)
 Transfers Due to Deaths                                   0            (7,628)           (5,316)                0
 Transfers Due to Other Terminations                  (1,141)         (121,934)          (39,643)              (38)
 Transfers Due to Policy Loans                        (7,332)         (174,375)         (107,866)                0
 Transfers of Cost of Insurance                      (17,949)         (301,516)          (50,834)             (387)
 Transfers of Loan Processing Charges                    (96)           (1,317)             (156)               (6)
 Transfers Among Investment Divisions                520,012         8,328,156         1,725,495            66,253
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               666,749         9,403,625         1,768,515            65,660
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    649,119         8,944,258         1,645,641            63,739
Net Assets Beginning Balance                         370,599         5,615,068         1,370,514                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      1,019,718  $     14,559,326  $      3,016,155  $         63,739
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                               International         Global            Basic
                                                   Equity            Bond              Value         International
                                                   Focus             Focus             Focus             Bond
                                                   Fund              Fund              Fund              Fund
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,561  $          1,593  $          1,754  $          2,927
 Mortality and Expense Charges                        (3,570)             (106)           (2,016)             (257)
 Transaction Charges                                       0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        (2,009)            1,487              (262)            2,670
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                            (231)             (988)              169               147
 Net Unrealized Gains (Losses)                       (78,043)           (1,095)            4,130              (651)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)         (78,274)           (2,083)            4,299              (504)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                           (80,283)             (596)            4,037             2,166
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           111,017                 0            72,775            33,800
 Transfers of Policy Loading, Net                      2,406               (11)             (675)              180
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                  (3,405)              (30)              776                (1)
 Transfers Due to Policy Loans                           310            (7,961)           (1,349)           (8,041)
 Transfers of Cost of Insurance                      (20,300)           (1,034)           (9,133)           (1,325)
 Transfers of Loan Processing Charges                   (266)               (4)             (140)               (7)
 Transfers Among Investment Divisions              2,178,719            61,824         1,299,178            58,099
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             2,268,481            52,784         1,361,432            82,705
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  2,188,198            52,188         1,365,469            84,871
Net Assets Beginning Balance                               0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      2,188,198  $         52,188  $      1,365,469  $         84,871
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------
                                                 Developing
                                                  Capital
                                               Markets Focus         1994              1995              1996
                                                    Fund             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                        (2,550)              (15)             (406)             (156)
 Transaction Charges                                       0                (6)             (154)              (60)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                        (2,550)              (21)             (560)             (216)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (98)               80                 7                15
 Net Unrealized Gains (Losses)                      (123,212)              (16)            1,196               386
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)        (123,310)               64             1,203               401
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                          (125,860)               43               643               185
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           112,249                 0                 0             1,679
 Transfers of Policy Loading, Net                      3,647              (230)              (80)             (378)
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                  (3,448)              (23)               42               (22)
 Transfers Due to Policy Loans                        (7,813)                0                 0                 0
 Transfers of Cost of Insurance                      (14,744)              (81)             (636)             (259)
 Transfers of Loan Processing Charges                   (184)                0               (10)               (3)
 Transfers Among Investment Divisions              1,518,993            (1,690)          116,007            36,857
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions             1,608,700            (2,024)          115,323            37,874
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                  1,482,840            (1,981)          115,966            38,059
Net Assets Beginning Balance                               0             1,981               255             2,241
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $      1,482,840  $              0  $        116,221  $         40,300
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                   1997              1998              1999              2000
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                          (110)           (2,744)             (312)             (847)
 Transaction Charges                                     (41)           (1,035)             (119)             (321)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (151)           (3,779)             (431)           (1,168)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              57            (4,839)               (6)           (1,056)
 Net Unrealized Gains (Losses)                          (104)           (2,597)             (259)             (816)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)             (47)           (7,436)             (265)           (1,872)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (198)          (11,215)             (696)           (3,040)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             6,745               661                 0            23,597
 Transfers of Policy Loading, Net                        335              (860)             (408)            1,020
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (14)            9,883               (88)             (342)
 Transfers Due to Policy Loans                             0            (1,199)                0            (9,218)
 Transfers of Cost of Insurance                         (531)             (423)             (560)           (4,141)
 Transfers of Loan Processing Charges                     (3)               (8)              (12)              (19)
 Transfers Among Investment Divisions                 18,538            99,872           155,745           233,354
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                25,070           107,926           154,677           244,251
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     24,872            96,711           153,981           241,211
Net Assets Beginning Balance                           6,942            17,703                 0            45,561
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         31,814  $        114,414  $        153,981  $        286,772
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                   2001              2002              2003              2004
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                          (161)             (326)              (25)             (759)
 Transaction Charges                                     (61)             (124)               (9)             (290)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (222)             (450)              (34)           (1,049)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                              42                (4)              (53)              (22)
 Net Unrealized Gains (Losses)                          (670)             (154)               58             4,857
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)            (628)             (158)                5             4,835
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (850)             (608)              (29)            3,786
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0                 0             2,254             9,684
 Transfers of Policy Loading, Net                       (180)               38              (223)              566
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (24)              419                 1               409
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                         (111)             (297)             (150)           (1,422)
 Transfers of Loan Processing Charges                     (3)               (8)                0               (24)
 Transfers Among Investment Divisions                 41,783            98,392            (3,544)          394,979
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                41,465            98,544            (1,662)          404,192
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     40,615            97,936            (1,691)          407,978
Net Assets Beginning Balance                           9,431                 0             7,614                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         50,046  $         97,936  $          5,923  $        407,978
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                   2005              2006              2007              2008
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                           (66)              (99)               (3)               (3)
 Transaction Charges                                     (25)              (38)               (1)               (1)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                           (91)             (137)               (4)               (4)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                             (29)               (2)               (1)                0
 Net Unrealized Gains (Losses)                           830             1,397                12                19
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)             801             1,395                11                19
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               710             1,258                 7                15
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0                 0                 0                 0
 Transfers of Policy Loading, Net                        150              (150)              100                 0
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (17)              (28)               (1)               (4)
 Transfers Due to Policy Loans                             0                 0                 0                 0
 Transfers of Cost of Insurance                         (417)             (175)              (39)              (12)
 Transfers of Loan Processing Charges                     (2)               (4)                0                (1)
 Transfers Among Investment Divisions                 29,234            50,452               917             6,713
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions                28,948            50,095               977             6,696
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                     29,658            51,353               984             6,711
Net Assets Beginning Balance                               0                 0                 0                 0
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $         29,658  $         51,353  $            984  $          6,711
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                                                    Divisions Investing In
                                            -----------------------------------------------------------------------


                                                   2009              2010              2011              2013
                                                   Trust             Trust             Trust             Trust
                                            ----------------- ----------------- ----------------- -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0  $              0  $              0  $              0
 Mortality and Expense Charges                          (295)           (1,584)           (1,458)             (476)
 Transaction Charges                                    (113)             (598)             (550)             (180)
                                            ----------------- ----------------- ----------------- -----------------
  Net Investment Income (Loss)                          (408)           (2,182)           (2,008)             (656)
                                            ----------------- ----------------- ----------------- -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1           (23,419)              899            (2,567)
 Net Unrealized Gains (Losses)                         6,074             3,586           (22,160)           (2,191)
                                            ----------------- ----------------- ----------------- -----------------
  Net Realized and Unrealized Gains (Losses)           6,075           (19,833)          (21,261)           (4,758)
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             5,667           (22,015)          (23,269)           (5,414)
                                            ----------------- ----------------- ----------------- -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 0               787                 0               987
 Transfers of Policy Loading, Net                      1,250             2,479            (2,030)              195
 Transfers Due to Deaths                                   0                 0                 0                 0
 Transfers Due to Other Terminations                     (75)               13                 8               (46)
 Transfers Due to Policy Loans                             0                 0                 0           (12,300)
 Transfers of Cost of Insurance                         (393)           (1,159)           (1,439)           (1,771)
 Transfers of Loan Processing Charges                    (12)                0                 0                (6)
 Transfers Among Investment Divisions                145,512            49,193               228            85,368
                                            ----------------- ----------------- ----------------- -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               146,282            51,313            (3,233)           72,427
                                            ----------------- ----------------- ----------------- -----------------

Increase (Decrease) in Net Assets                    151,949            29,298           (26,502)           67,013
Net Assets Beginning Balance                               0           129,694           183,965             4,381
                                            ----------------- ----------------- ----------------- -----------------
Net Assets Ending Balance                   $        151,949  $        158,992  $        157,463  $         71,394
                                            ================= ================= ================= =================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1994

                                          Division Investing In
                                          ---------------------


                                                   2014
                                                   Trust
                                            -----------------
Investment Income (Loss):
 Reinvested Dividends                       $              0
 Mortality and Expense Charges                          (112)
 Transaction Charges                                     (41)
                                            -----------------
  Net Investment Income (Loss)                          (153)
                                            -----------------

Realized and Unrealized Gains (Losses):
 Net Realized Gains (Losses)                               1
 Net Unrealized Gains (Losses)                         5,374
                                            -----------------
  Net Realized and Unrealized Gains (Losses)           5,375
                                            -----------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             5,222
                                            -----------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,337
 Transfers of Policy Loading, Net                        163
 Transfers Due to Deaths                                   0
 Transfers Due to Other Terminations                     (63)
 Transfers Due to Policy Loans                             0
 Transfers of Cost of Insurance                         (272)
 Transfers of Loan Processing Charges                     (9)
 Transfers Among Investment Divisions                102,653
                                            -----------------
Increase (Decrease) in Net Assets
 Resulting from Principal Transactions               103,809
                                            -----------------

Increase (Decrease) in Net Assets                    109,031
Net Assets Beginning Balance                               0
                                            -----------------
Net Assets Ending Balance                   $        109,031
                                            =================


















INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1996 and 1995, and the related statements of earnings, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.





February 24, 1997

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1996 AND 1995
(Dollars in Thousands)

                                                                                         1996                 1995
                                                                                   --------------        --------------
Assets
------
INVESTMENTS:
 Fixed maturity securities, at estimated fair value
   (amortized cost: 1996 - $3,232,643; 1995 - $3,648,983)                           $  3,301,588          $  3,807,870
 Equity securities, at estimated fair value
   (cost: 1996 - $32,988; 1995 - $19,683)                                                 35,977                21,433
 Mortgage loans                                                                           70,503               121,248
 Real estate held-for-sale                                                                28,851                 5,874
 Policy loans on insurance contracts                                                   1,092,071             1,039,267
                                                                                   --------------        --------------
   Total Investments                                                                   4,528,990             4,995,692
                                                                                   --------------        --------------

CASH AND CASH EQUIVALENTS                                                                 94,991                48,924
ACCRUED INVESTMENT INCOME                                                                 86,186                91,942
DEFERRED POLICY ACQUISITION COSTS                                                        366,461               372,418
FEDERAL INCOME TAXES - DEFERRED                                                                -                 2,222
REINSURANCE RECEIVABLES                                                                    2,642                 1,552
OTHER ASSETS                                                                              42,861                54,900
SEPARATE ACCOUNTS ASSETS                                                               7,615,362             6,834,353
                                                                                   --------------        --------------
TOTAL ASSETS                                                                        $ 12,737,493          $ 12,402,003
                                                                                   ==============        ==============











See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1996 AND 1995
(continued)(Dollars in Thousands)

                                                                                        1996                 1995
                                                                                   --------------        --------------
LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                                  $  4,480,048          $  4,851,718
   Claims and claims settlement expenses                                                  39,666                29,812
                                                                                   --------------        --------------
          Total policy liabilities and accruals                                        4,519,714             4,881,530

 OTHER POLICYHOLDER FUNDS                                                                 19,420                13,607
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                                  18,773                21,144
 FEDERAL INCOME TAXES - DEFERRED                                                           6,714                     -
 FEDERAL INCOME TAXES - CURRENT                                                           20,968                 7,033
 AFFILIATED PAYABLES - NET                                                                 6,164                 2,429
 OTHER LIABILITIES                                                                        50,726                53,566
 SEPARATE ACCOUNTS LIABILITIES                                                         7,605,194             6,825,857
                                                                                   --------------        --------------
          Total Liabilities                                                           12,247,673            11,805,166
                                                                                   --------------        --------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                                      2,000                 2,000
 Additional paid-in capital                                                              402,937               501,455
 Retained earnings                                                                        79,387                76,482
 Net unrealized investment gain on investment securities                                   5,496                16,900
                                                                                   --------------        --------------
          Total Stockholder's Equity                                                     489,820               596,837
                                                                                   --------------        --------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                          $ 12,737,493          $ 12,402,003
                                                                                   ==============        ==============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                         1996               1995                1994
                                                                      -----------       -----------         -----------
REVENUES:
 Investment revenue:
   Net investment income                                               $ 336,661          $ 376,166          $ 433,536
   Net realized investment gains (losses)                                  8,862              4,525            (14,543)
 Policy charge revenue                                                   158,829            141,722            126,284
                                                                      -----------        -----------        -----------
        Total Revenues                                                   504,352            522,413            545,277
                                                                      -----------        -----------        -----------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    235,255            261,760            313,585
 Market value adjustment expense                                           6,071              5,805              6,307
 Policy benefits (net of reinsurance recoveries: 1996 - $8,317;
   1995 - $6,482; 1994 - $6,338)                                          21,052             19,374             16,858
 Reinsurance premium ceded                                                15,582             13,896             13,909
 Amortization of deferred policy acquisition costs                        62,036             58,669             69,662
 Insurance expenses and taxes                                             47,077             44,124             35,073
                                                                      -----------        -----------        -----------
        Total Benefits and Expenses                                      387,073            403,628            455,394
                                                                      -----------        -----------        -----------
        Earnings Before Federal Income Tax Provision                     117,279            118,785             89,883
                                                                      -----------        -----------        -----------
FEDERAL INCOME TAX PROVISION:
 Current                                                                  22,814             38,335             22,503
 Deferred                                                                 15,078              3,968              1,375
                                                                      -----------        -----------        -----------
        Total Federal Income Tax Provision                                37,892             42,303             23,878
                                                                      -----------        -----------        -----------

NET EARNINGS                                                           $  79,387          $  76,482          $  66,005
                                                                      ===========        ===========        ===========








See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                                                        Net
                                                             Additional                              unrealized            Total
                                            Common            paid-in              Retained          investment        stockholder's
                                            stock             capital              earnings          gain (loss)           equity
                                        ------------        ------------        ------------        ------------       -------------
BALANCE, JANUARY 1, 1994                 $    2,000          $  637,590          $   47,860          $     (395)         $  687,055

 Dividend to Parent                                            (102,140)            (47,860)                               (150,000)
 Net earnings                                                                        66,005                                  66,005
 Net unrealized investment loss                                                                         (43,489)            (43,489)
                                        ------------        ------------        ------------        ------------        ------------

BALANCE, DECEMBER 31, 1994                    2,000             535,450              66,005             (43,884)            559,571

 Dividend to Parent                                             (33,995)             (66,005)                              (100,000)
 Net earnings                                                                         76,482                                 76,482
 Net unrealized investment gain                                                                          60,784              60,784
                                        ------------        ------------        -------------       ------------        ------------

BALANCE, DECEMBER 31, 1995                    2,000             501,455               76,482             16,900             596,837

 Dividend to Parent                                             (98,518)             (76,482)                              (175,000)
 Net earnings                                                                         79,387                                 79,387
 Net unrealized investment loss                                                                         (11,404)            (11,404)
                                        ------------        ------------        -------------       ------------        ------------

BALANCE, DECEMBER 31, 1996               $    2,000          $  402,937           $   79,387         $    5,496          $  489,820
                                        ============        ============        =============       ============        ============
















See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Dollars in Thousands)

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
OPERATING ACTIVITIES:
 Net earnings                                                          $  79,387          $  76,482          $  66,005
   Adjustments to reconcile net earnings to net cash and
    cash equivalents provided (used) by operating activities:
     Amortization of deferred policy acquisition costs                    62,036             58,669             69,662
     Capitalization of policy acquisition costs                          (43,668)           (54,014)          (108,829)
     Amortization, (accretion) and depreciation of investments            (4,836)            (6,763)            (4,516)
     Net realized investment (gains) losses                               (8,862)            (4,525)            14,543
     Interest credited to policyholders' account balances                235,255            261,760            313,585
     Provision for deferred Federal income tax                            15,078              3,968              1,375
     Changes in operating assets and liabilities:
      Accrued investment income                                            5,756              3,191             25,204
      Affiliated payables - net                                            3,735              5,542             (2,324)
      Claims and claims settlement expenses                                9,854              3,635              5,882
      Federal income taxes - current                                      13,935              4,759             (7,848)
      Other policyholder funds                                             5,813             (7,614)            (7,547)
      Liability for guaranty fund assessments                             (2,371)            (3,630)            (3,309)
     Policy loans on insurance contracts                                 (52,804)           (54,054)           (60,634)
     Trading investment securities                                             -                  -             11,352
     Other, net                                                            8,106             (9,296)           (39,206)
      Net cash and cash equivalents provided                          -----------        -----------         ----------
        by operating activities                                          326,414            278,110            273,395
                                                                      -----------        -----------         ----------













(Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994
(Continued) (Dollars In Thousands)

                                                                           1996                1995                  1994
                                                                      -------------        -------------        -------------
INVESTING ACTIVITIES:
 Sales of available-for-sale securities                                $   834,120          $   633,824          $   864,095
 Maturities of available-for-sale securities                               536,449              570,923            1,323,705
 Purchases of available-for-sale securities                               (954,368)            (832,519)            (678,974)
 Mortgage loans principal payments received                                 22,789               30,767               32,341
 Purchases of mortgage loans                                                     -               (3,608)                   -
 Sales of real estate held-for-sale                                          5,407                9,710               25,346
 Improvements to real estate held-for-sale - improvements acquired               -                 (683)              (1,060)
 Recapture of investment in Separate Accounts                                8,829                6,559                    -
 Investment in Separate Accounts                                           (10,063)                (377)             (15,212)
                                                                      -------------        -------------        -------------

      Net cash and cash equivalents provided by investing activities       443,163              414,596            1,550,241
                                                                      -------------        -------------        -------------

FINANCING ACTIVITIES:
 Dividends paid to parent                                                 (175,000)            (100,000)            (150,000)
 Policyholders' account balances:
   Deposits                                                                542,062              567,430              966,861
   Withdrawals (net of transfers to/from Separate Accounts)             (1,090,572)          (1,250,299)          (2,623,628)
                                                                      -------------         ------------         ------------

      Net cash and cash equivalents used by financing activities          (723,510)            (782,869)          (1,806,767)
                                                                      -------------         ------------         ------------

NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                           46,067              (90,163)              16,869

CASH AND CASH EQUIVALENTS
 Beginning of year                                                          48,924              139,087              122,218
                                                                      -------------         ------------         ------------

 End of year                                                           $    94,991           $   48,924           $  139,087
                                                                      =============         ============         ============
Supplementary Disclosure of Cash Flow Information:
 Cash paid to affiliates for:
   Federal income taxes                                                $     8,880           $   33,576           $   30,351
   Intercompany interest                                                       988                1,310                  679





See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

NOTES TO FINANCIAL STATEMENTS
 (Dollars in Thousands)


NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Basis of Reporting: Merrill Lynch Life Insurance Company (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products which comprise one business segment. The primary products that the Company currently markets are immediate annuities, market value adjusted annuities, variable life insurance and variable annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned subsidiary of Merrill Lynch & Co.

 The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products                 4.00% - 5.75%
 Interest-sensitive deferred annuities            3.20% - 8.77%
 Immediate annuities                              3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Liabilities for unpaid claims equal the death benefit for those claims which have been reported to the Company and an estimate based upon prior experience for those claims which are unreported.

 Reinsurance: In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $576 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1996, the Company had life insurance in-force that was ceded to other life insurance companies of $2,511,780.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance, that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 9.01%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions will be capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
 Beginning balance                                                     $ 124,833          $ 133,388          $ 139,647
 Capitalized amounts                                                       5,077             13,708             12,517
 Interest accrued                                                         10,669             11,620             12,582
 Amortization                                                            (28,330)           (33,883)           (31,358)
                                                                      -----------        -----------        -----------
 Ending balance                                                        $ 112,249          $ 124,833          $ 133,388
                                                                      ===========        ===========        ===========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    1997      $12,547
                    1998        8,958
                    1999        8,474
                    2000        8,142
                    2001        7,811

 Investments: The Company's investments in fixed maturity and equity securities are classified as available-for-sale securities, which are carried at estimated fair value with unrealized gains and losses included in stockholder's equity. If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded in theas net realized investment gains (losses).

 During 1994, the Company classified certain of its investments as trading securities, which were carried at estimated fair value with unrealized gains and losses included in the statements of earnings. All securities that were classified as trading securities on November 1, 1994 were transferred to the available-for-sale classification at their respective estimated fair values on that date. The difference between the market value at November 1, 1994 and par value is being amortized into income based on the Company's premium amortization and discount accretion policies.

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of identified cost.

 Fixed maturity securities may contain securities which are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured corporate debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency) BBB or higher and are not guaranteed by an agency of the Federal government.

 The Company has outstanding certain interest rate swap contracts that are carried at estimated fair value and recorded as a component of fixed maturity securities. Interest income and realized and unrealized gains and losses are recorded on the same basis as fixed maturity securities available-for-sale.

 Mortgage loans are stated at unpaid principal balances, net of valuation allowances. Such valuation allowances are based on the decline in value expected to be realized on mortgage loans that may not be collectible in full. In establishing valuation allowances, management considers, among other things, the estimated fair value of the underlying collateral.

 The Company recognizes income from mortgage loans based on the cash payment interest rate of the loan, which may be different from the accrual interest rate of the loan for certain outstanding mortgage loans. The Company will recognize a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there is a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stops accruing income when an interest payment default either occurs or is probable. Impairments of mortgage loans are established as valuation allowances and recorded to net realized investment gains or losses.

 The Company has previously made commercial mortgage loans collateralized by real estate. The return on and the ultimate recovery of these loans are generally dependent on the successful operation, sale or refinancing of the real estate. The Company monitors the effects of current and expected real estate market conditions and other factors when assessing the collectibility of mortgage loans. When, in management's judgment, these assets are impaired, appropriate losses are recorded. Such estimates necessarily include assumptions, which may include anticipated improvements in selected market conditions for real estate, which may or may not occur. The more significant assumptions management considers involve estimates of the following: lease absorption and sales rate; real estate values and rates of return; operating expenses; required capital improvements; inflation; and sufficiency of any collateral independent of the real estate. Management believes that the carrying value approximates the fair value of these investments.

 Real estate held-for-sale, is stated at cost less valuation allowances and estimated selling costs.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Statements of Cash Flows: For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 Reclassifications: To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate the fair value. The carrying value of financial instruments as of December 31 were:

                                                                                        1996                   1995
                                                                                   --------------        --------------
  Assets:
   Fixed maturity securities:
    Securities (1)                                                                  $  3,301,858          $  3,807,310
    Interest rate swaps (2)                                                                 (270)                  560
                                                                                   --------------        --------------
      Total fixed maturity securities                                                  3,301,588             3,807,870
                                                                                   --------------        --------------

   Equity securities (1)                                                                  35,977                21,433
   Mortgage loans (3)                                                                     70,503               121,248
   Policy loans on insurance contracts (4)                                             1,092,071             1,039,267
   Cash and cash equivalents (5)                                                          94,991                48,924
   Separate Accounts assets (6)                                                        7,615,362             6,834,353
                                                                                   --------------       ---------------

  Total financial instruments recorded as assets                                    $ 12,210,492         $  11,873,095
                                                                                   ==============       ===============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1996 and 1995, securities without a readily ascertainable market value, having an amortized cost of $338,515, and $425,469, had an estimated fair value of $348,066, and $448,785, respectively.

 (2) Estimated fair values for the Company's interest rate swaps are based on a discounted cash flow model.

 (3) The estimated fair value of mortgage loans approximates the carrying value. See Note 1 for a discussion of the Company's valuation process.

 (4) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (5) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (6) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities as of December
 31 were:

                                                                                     1996
                                                  ------------------------------------------------------------------------
                                                       Cost /              Gross             Gross             Estimated
                                                     Amortized           Unrealized        Unrealized            Fair
                                                       Cost                Gains             Losses              Value
                                                  --------------      --------------     --------------     --------------
  Fixed maturity securities:
   Corporate debt securities                       $  2,652,225        $     67,590       $     11,765       $  2,708,050
   Mortgage-backed securities                           503,997              12,447              1,948            514,496
   U.S. Government and agencies                          54,386               2,303                158             56,531
   Foreign governments                                   18,111                 182                140             18,153
   Municipals                                             3,924                 434                  -              4,358
                                                  --------------      --------------     --------------     --------------

      Total fixed maturity securities              $  3,232,643        $     82,956       $     14,011       $  3,301,588
                                                  ==============      ==============     ==============     ==============


  Equity securities:
   Non-redeemable preferred stocks                 $     30,554        $      2,983       $         85       $     33,452
   Common stocks                                          2,434                  91                  -              2,525
                                                 ---------------      --------------     --------------     --------------

      Total equity securities                      $     32,988        $      3,074       $         85       $     35,977
                                                 ===============      ==============     ==============     ==============



                                                                                     1995
                                                  ------------------------------------------------------------------------
                                                       Cost /              Gross             Gross            Estimated
                                                     Amortized           Unrealized        Unrealized           Fair
                                                       Cost                Gains             Losses             Value
                                                  --------------      --------------     --------------     --------------

  Fixed maturity securities:
   Corporate debt securities                       $  2,917,628        $    138,159       $      7,526       $  3,048,261
   Mortgage-backed securities                           625,866              22,098                717            647,247
   U.S. Government and agencies                          95,002               6,061                  -            101,063
   Foreign governments                                    6,210                 280                  -              6,490
   Municipals                                             4,277                 532                  -              4,809
                                                  --------------      --------------     --------------     --------------

      Total fixed maturity securities              $  3,648,983        $    167,130       $      8,243       $  3,807,870
                                                  ==============      ==============     ==============     ==============

  Equity securities:
   Non-redeemable preferred stocks                 $     16,937        $      1,428       $        113       $     18,252
   Common stocks                                          2,746                 498                 63              3,181
                                                  --------------      --------------     --------------     --------------

      Total equity securities                      $     19,683        $      1,926       $        176       $     21,433
                                                  ==============      ==============     ==============     ==============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996 by contractual maturity were:

                                                                                             Estimated
                                                                         Amortized              Fair
                                                                           Cost                 Value
                                                                       -------------      -------------
  Fixed maturity securities:
   Due in one year or less                                              $   270,571        $   271,303
   Due after one year through five years                                  1,486,819          1,521,334
   Due after five years through ten years                                   763,475            781,372
   Due after ten years                                                      207,781            213,083
                                                                       -------------      -------------
                                                                          2,728,646          2,787,092
   Mortgage-backed securities                                               503,997            514,496
                                                                       -------------      -------------

    Total fixed maturity securities                                     $ 3,232,643        $ 3,301,588
                                                                       =============      =============

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996 by rating agency equivalent were:

                                                                                             Estimated
                                                                          Amortized             Fair
                                                                            Cost                Value
                                                                       -------------      -------------
  AAA                                                                   $   716,749        $   730,513
  AA                                                                        181,962            185,000
  A                                                                         910,355            932,417
  BBB                                                                     1,245,457          1,272,901
  Non-investment grade                                                      178,120            180,757
                                                                       -------------      -------------

    Total fixed maturity securities                                     $ 3,232,643        $ 3,301,588
                                                                       =============      =============

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from securities classified as available-for-sale had actually been realized, with corresponding credits or charges reported directly to stockholder's equity. The following reconciles the net unrealized investment gain on investment securities classified as available-for-sale as of December 31:

                                                                             1996              1995
                                                                       -------------      -------------
  Assets:
   Fixed maturity securities                                            $    68,945        $   158,887
   Equity securities                                                          2,989              1,750
   Deferred policy acquisition costs                                         (4,630)           (17,041)
   Federal income taxes - deferred                                           (2,959)            (9,100)
   Separate Accounts assets                                                     168               (164)
                                                                       -------------      -------------
                                                                             64,513            134,332
                                                                       -------------      -------------

  Liabilities:
   Policyholders' account balances                                           59,017            117,432
                                                                       -------------      -------------

  Stockholder's equity:
   Net unrealized investment gain on investment securities              $     5,496        $    16,900
                                                                       =============      =============

 The Company has entered into interest rate swap contracts for the purpose of minimizing exposure to fluctuations in interest rates related to specific investment securities held.
 The notional amount of such swaps outstanding at December 31, 1996 and 1995 was approximately $9,000 and $30,000, respectively. The swaps were transacted with investment grade counterparties. As of December 31, 1996, the Company's interest rate swap contract was in a $270 unrealized loss position. There were no outstanding interest rate swaps in a loss position at December 31, 1995. During 1994, net realized investment gains of $470 were recorded in connection with interest rate swap activity. During 1996 and 1995, there were no realized investment gains or losses recorded.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                                       1996               1995               1994
                                                  ------------        -----------        -----------
  Proceeds                                         $  834,120          $ 633,824          $ 864,095
  Gross realized investment gains                      19,078             14,196             11,091
  Gross realized investment losses                     10,749             10,813             11,026


 During 1994, $7,285 of unrealized holding losses from investment trading securities were recorded in net realized investment gains (losses).

 The Company owned investment securities with a carrying value of $27,726 and $28,166 that were deposited with insurance regulatory authorities at December 31, 1996 and 1995, respectively.

 At December 31, 1996 and 1995, the Company had invested $10,168 and $8,496 in Separate Accounts, including unrealized gains (losses) of $168 and $(164), respectively. The investments in Separate Accounts are for the purpose of providing original funding of certain mutual fund portfolios available as investment options to variable life and annuity policyholders.

 The Company's investment in mortgage loans are principally collateralized by commercial real estate. The largest concentrations of commercial real estate mortgage loans at December 31, 1996, as measured by the outstanding principal balance, are for properties located in Illinois ($27,877 or 32%), Rhode Island ($19,291 or 22%) and California ($11,953 or 14%).

 The carrying value and established valuation allowances of impaired mortgage loans on real estate as of December 31, 1996 and 1995 are:

                                                  1996              1995
                                              -----------       -----------
  Carrying value                               $  44,239         $  88,068
  Valuation allowance                             17,652            35,881


 Additional information on impaired loans for the years ended
 December 31 follows:

                                                 1996               1995             1994
                                              -----------       -----------      ------------
  Average investment in impaired loans         $   61,891        $ 123,949        $  112,043
  Interest income recognized (cash-basis)           4,848            5,482             6,542

 For the years ended December 31, 1996, 1995 and 1994, $28,555,
 $1,300 and $4,652, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

 Net investment income arose from the following sources for the years ended December 31:

                                                  1996              1995             1994
                                               -----------      -----------      ------------
  Fixed maturity securities                     $ 266,916        $ 305,648        $  368,023
  Equity securities                                 1,876            1,329             2,408
  Mortgage loans                                    9,764           12,250            15,014
  Real estate held-for-sale                           563              153               406
  Policy loans on insurance contracts              56,512           53,576            50,232
  Cash and cash equivalents                         6,710            8,463             5,936
  Other                                               899            1,753              (447)
                                               -----------      -----------      ------------

  Gross investment income                         343,240          383,172           441,572
  Less investment expenses                         (6,579)          (7,006)           (8,036)
                                               -----------      -----------      ------------

  Net investment income                         $ 336,661        $ 376,166        $  433,536
                                               ===========      ===========      ============

 Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                                   1996            1995              1994
                                               -----------      -----------      ------------
  Fixed maturity securities                     $   4,690        $   1,908        $  (13,314)
  Equity securities                                 3,639            1,475               910
  Investment in Separate Accounts                     106             (369)                -
  Mortgage loans                                      599              334            (4,967)
  Real estate held-for-sale                          (171)           1,177             2,828
  Cash and cash equivalents                            (1)               -                 -
                                               -----------      -----------       -----------

  Net realized investment gains (losses)        $   8,862        $   4,525         $ (14,543)
                                               ===========      ===========       ===========

 The following is a reconciliation of the change in valuation allowances that have been recorded to reflect other-than-temporary declines in estimated fair value of mortgage loans and real estate held-for-sale for the years ended December 31:

                                                    Balance at         Additions                             Balance at
                                                    Beginning          Charged to           Write -             End
                                                     of Year           Operations           Downs             of Year
                                                  ------------        ------------       -----------        -----------
  Mortgage loans:
       1996                                        $   35,881          $       -          $  18,229          $  17,652
       1995                                            40,070                  -              4,189             35,881
       1994                                            45,924              4,966             10,820             40,070

  Real estate held-for-sale:
       1996                                            2,200                   -                  -              2,200
       1995                                            5,766                   -              3,566              2,200
       1994                                            7,628                   -              1,862              5,766

 The Company held investments at December 31, 1996 of $1,182 which have been non-income producing for the preceding twelve months.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1996, $2,027 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                                           1996              1995               1994
                                                                      -----------        -----------        -----------
  Provision for income taxes computed at Federal statutory rate        $  41,048          $  41,575          $  31,459

  Increase (decrease) in income taxes resulting from:
    Release of policyholders' surplus                                          -              1,991                  -
    Tax deductible interest                                                    -               (718)                 -
    Dividend received deduction                                           (3,135)              (532)            (7,363)
    Other                                                                    (21)               (13)              (218)
                                                                      -----------        -----------        -----------

  Federal income tax provision                                         $  37,892          $  42,303          $  23,878
                                                                      ===========        ===========        ===========

 The Federal statutory rate for each of the three years in the period ended December 31, 1996 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                                          1996               1995               1994
                                                                      -----------        -----------        -----------
  Deferred policy acquisition costs                                    $  (5,770)         $  (2,179)         $   6,416
  Policyholders' account balances                                         15,004                 66              5,322
  Liability for guaranty fund assessments                                    760                249               (153)
  Investment adjustments                                                   5,122              5,563              3,276
  Other                                                                      (38)               269            (13,486)
                                                                      ------------       -----------        -----------

  Deferred Federal income tax provision                                $   15,078         $   3,968          $   1,375
                                                                      ============       ===========        ===========

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                          1996               1995
                                                                      -----------        -----------
  Deferred tax assets:
   Policyholders' account balances                                     $  79,083          $  94,087
   Investment adjustments                                                  5,671             10,793
   Liability for guaranty fund assessments                                 6,571              7,331
                                                                      -----------        -----------

      Total deferred tax assets                                           91,325            112,211
                                                                      ===========        ===========

  Deferred tax liabilities:
   Deferred policy acquisition costs                                      91,092             96,862
   Net unrealized investment gain on investment securities                 2,959              9,100
   Other                                                                   3,988              4,027
                                                                      -----------        -----------

      Total deferred tax liabilities                                      98,039            109,989
                                                                      -----------        -----------

      Net deferred tax asset (liability)                               $  (6,714)         $   2,222
                                                                      ===========        ===========

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,515, $41,729 and $43,497 for the years ended December 31, 1996, 1995 and 1994, respectively. The Company is allocated interest expense on its accounts payable to MLIG which approximates the daily Federal funds rate. Total intercompany interest paid was $988, $1,310 and $679 for 1996, 1995 and 1994, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $2,279, $2,635 and $2,732 for 1996, 1995 and 1994, respectively.

 MLAM and MLIG have entered into an agreement with respect to administrative services for the Merrill Lynch Series Fund, Inc. ("Series Fund") and Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds"). The Company invests in the various mutual fund portfolios of the Series Fund and the Variable Series Funds in connection with the variable life and annuities the Company has in-force. Under this agreement, MLAM pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM. The Company received from MLIG its allocable share of such compensation in the amount of $16,514, $13,293 and $12,600 during 1996, 1995 and
 1994, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $42,639, $43,984 and $84,231 for 1996, 1995 and 1994, respectively. Substantially all of these commissions were capitalized as deferred policy acquisition costs and are being amortized in accordance with the policy discussed in Note 1.

 The Company has entered into interest rate swap contracts with Merrill Lynch Capital Services, Inc. ("MLCS") with a guarantee from Merrill Lynch & Co. As of December 31, 1996 and 1995, the notional amount of such interest rate swap contracts outstanding was $9,000 and $10,000, respectively. During 1994, the Company and MLCS terminated certain interest rate swap contracts resulting in the Company paying a net consideration of $2,043. Net interest received from these interest rate swap contracts was $(117), $256, and $782 for 1996, 1995 and 1994,
 respectively.

NOTE 6.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 During 1996, 1995, and 1994 the Company paid dividends of $175,000, $100,000, and $150,000, respectively, to MLIG. Of these stockholder's dividends, $175,000, $73,757, and $112,779, respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance Commissioner.

 At December 31, 1996 and 1995, approximately $24,970 and $30,195, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1996 and 1995, was $251,697 and $303,950,
 respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1996, 1995 and 1994 was $93,532, $121,451 and $42,382, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital which a life insurance company should have based upon that company's risk profile. As of December 31, 1996 and 1995, based on the RBC formula, the Company's total adjusted capital level was 403% and 395%, respectively, of the minimum amount of capital required to avoid regulatory action.

NOTE 7.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). During 1991, and to a lesser extent 1992, there were certain highly publicized life insurance insolvencies. The Company has utilized public information to estimate what future assessments it will incur as a result of these insolvencies. At December 31, 1996 and 1995, the Company has established an estimated liability for future guaranty fund assessments of $18,773 and $21,144, respectively. The Company regularly monitors public information regarding insurer insolvencies and will adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

                          * * * * * *

                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     The Insurance Company's By-Laws provide, in Article VI, Section 1, 2, 3 and 4 as follows:

     Section 1. Actions Other Than by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     Section 2. Actions by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

     Section 3. Right to Indemnification. To the extent that a director, officer of employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

     Section 4. Determination of Right to Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

     Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

ARKANSAS BUSINESS CORPORATION LAW

     In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                    REPRESENTATION PURSUANT TO SECTION 26(e)



     Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus consisting of 98 pages.

     Undertaking to File Reports.
     Rule 484 Undertaking.

     Representation Pursuant to Section 26(e).

     The signatures.
     Written Consents of the Following Persons:
        (a) Barry G. Skolnick, Esq.
        (b) Joseph E. Crowne, Jr., F.S.A.

        (c) Sutherland, Asbill & Brennan, L.L.P.

        (d) Deloitte & Touche LLP, Independent Auditors

     The following Exhibits:


1.A.   (1)           Resolution of the Board of Directors of Merrill Lynch Life Insurance
                     Company establishing the Separate Account (Incorporated by Reference to
                     Registrant's Post- Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
       (2)           Not applicable
       (3) (a)       Form of Distribution Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith Incorporated
                     (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8
                     to Form S-6 Registration No. 33-55472 Filed April 29, 1997)
          (b)        Form of Amended Sales Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency Inc. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
          (c)        Schedules of Sales Commissions. See Exhibit A(3)(b)
          (d)        Indemnity Agreement between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
       (4)           Not applicable
       (5) (a)(1)    Flexible Premium Variable Life Insurance Policy
          (a)(2)     Flexible Premium Joint and Last Survivor Variable Life Insurance Policy
          (b)(1)     Backdating Endorsement
          (b)(2)(a)  Guarantee of Insurability Rider for Flexible Premium Variable Life
                     Insurance Policy
          (b)(2)(b)  Guarantee of Insurability Rider for Flexible Premium Joint and Last
                     Survivor Variable Life Insurance Policy
          (b)(3)(a)  Single Premium Immediate Annuity Rider for Flexible Premium Variable Life
                     Insurance Policy
          (b)(3)(b)  Single Premium Immediate Annuity Rider for Flexible Premium Joint and Last
                     Survivor Variable Life Insurance Policy
          (b)(4)     Flexible Premium Joint and Last Survivor Partial Withdrawal Rider for use
                     with Flexible Premium Joint and Last Survivor Variable Life Insurance
                     Policy
          (b)(5)     Flexible Premium Partial Withdrawal Rider for use with Flexible Premium
                     Variable Life Insurance Policy
          (b)(6)     Change of Insured Rider for use with Flexible Premium Variable Life
                     Insurance Policy
       (6) (a)       Articles of Amendment, Restatement, and Redomestication of the Articles of
                     Incorporation of Merrill Lynch Life Insurance Company (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)

          (b)        Amended and Restated By-Laws of Merrill Lynch Life Insurance Company
                     (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8
                     to Form S-6 Registration No. 33-55472 Filed April 29, 1997)
       (7)           Not applicable
       (8) (a)       Form of Agreement between Merrill Lynch Life Insurance Company and Merrill
                     Lynch Series Fund, Inc. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
          (b)        Form of Agreement between Merrill Lynch Life Insurance Company and Merrill
                     Lynch Funds Distributor, Inc. (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
          (c)        Form of Agreement between Merrill Lynch Life Insurance Company and Merrill
                     Lynch, Pierce, Fenner & Smith Incorporated (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
          (d)        Participation Agreement among Merrill Lynch Life Insurance Company, ML
                     Life Insurance Company of New York and Monarch Life Insurance Company
                     (Incorporated by Reference to Registrant's Post-Effective Amendment No. 8
                     to Form S-6 Registration No. 33-55472 Filed April 29, 1997)
          (e)        Management agreement between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Asset Management, Inc. (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
          (f)        Form of Participation Agreement among Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York and Family Life Insurance
                     Company (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed April 29,
                     1997)
          (g)        Form of Participation Agreement Among Merrill Lynch Life Insurance
                     Company, Alliance Capital Management L.P., and Alliance Fund Distributors,
                     Inc. (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                     Separate Account A's Post-Effective Amendment No. 10 to Form N-4
                     Registration No. 33-43773 Filed December 10, 1996)
          (h)        Form of Participation Agreement Among MFS Variable Insurance Trust,
                     Merrill Lynch Life Insurance Company, and Massachusetts Financial Services
                     Company (Incorporated by Reference to Merrill Lynch Life Variable Annuity
                     Separate Account A's Post-Effective Amendment No. 10 to Form N-4
                     Registration No. 33-43773 Filed December 10, 1996)
          (i)        Participation Agreement By and Among AIM Variable Insurance Funds, Inc.,
                     AIM Distributors, Inc., and Merrill Lynch Life Insurance Company
                     (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 11 to Form N-4 Registration No.
                     33-43773 Filed April 24, 1997)
       (9)           Service Agreement among Merrill Lynch Insurance Group, Inc., Family Life
                     Insurance Company and Merrill Lynch Life Insurance Company (Incorporated
                     by Reference to Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
      (10) (a)       Variable Life Insurance Application
          (b)        Variable Life Insurance Application (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
          (c)        Variable Life Insurance Supplemental Application 1
          (d)        Application for Additional Payment for Variable Life Insurance
          (e)        Application for Reinstatement

          (f)        Variable Life Insurance Application, Part 1 (Form No. A1016) (Incorporated
                     by Reference to Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-41829 Filed April 28, 1995)
          (g)        Variable Life Insurance Application, Part 2 (Form No. A1011) (Incorporated
                     by Reference to Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-41829 Filed April 28, 1995)
          (h)        Temporary Insurance Agreement (Form No. A1010) (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 4 to Form S-6 Registration
                     No. 33-41829 Filed April 28, 1995)
          (i)        Flexible Premium Variable Life Insurance Policy (Form No. MFP87)
                     (Incorporated by Reference to Registrant's Post-Effective Amendment No. 4
                     to Form S-6 Registration No. 33-41829 Filed April 28, 1995)
          (j)        Single Premium Immediate Annuity Rider (Form No. MSPIAC86-S) (Incorporated
                     by Reference to Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-41829 Filed April 28, 1995)
          (k)        Flexible Premium Joint and Last Survivor Variable Life Insurance Policy
                     (Form No. MFPLS87) (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 4 to Form S-6 Registration No. 33-41829 Filed
                     April 28, 1995)
      (11) (a)       Memorandum describing Merrill Lynch Life Insurance Company's Issuance,
                     Transfer and Redemption Procedures (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                     33-41829 Filed March 1, 1994)
      (11) (b)       Supplement to Memorandum describing Merrill Lynch Life Insurance Company's
                     Issuance, Transfer and Redemption Procedures (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
2.                   See Exhibit 1.A.(5)
3.                   Opinion and Consent of Barry G. Skolnick, Esq. as to the legality of the securities being registered (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 5 to Form S-6 Registration No. 33-41829 Filed
                     April 25, 1996)
4.                   Not applicable
5.                   Not applicable
6.                   Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered
7.        (a)        Power of Attorney of Joseph E. Crowne, Jr., (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                     33-55472 Filed March 1, 1994)
          (b)        Power of Attorney of David E. Dunford (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                     33-55472 Filed March 1, 1994)
          (c)        Power of Attorney of Gail R. Farkas (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 6 to Form S-6 Registration No.
                     33-55472 Filed February 29, 1996)
          (d)        Power of Attorney of John C.R. Hele (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                     33-55472 Filed March 1, 1994)
          (e)        Power of Attorney of Allen N. Jones (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                     33-55472 Filed March 1, 1994)
          (f)        Power of Attorney of Barry G. Skolnick (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                     33-55472 Filed March 1, 1994)
          (g)        Power of Attorney of Anthony J. Vespa (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 2 to Form S-6 Registration No.
                     33-55472 Filed March 1, 1994)

 8.       (a)        Written Consent of Barry G. Skolnick, Esq.
          (b)        Written Consent of Joseph E. Crowne, Jr., F.S.A. (See Exhibit 6)
          (c)        Written Consent of Sutherland, Asbill & Brennan, L.L.P.
          (d)        Written Consent of Deloitte & Touche LLP, Independent Auditors
27.                  Financial Data Schedule

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Merrill Lynch Variable Life Separate Account hereby certifies that this Post-Effective Amendment No. 6 meets all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Plainsboro and the State of New Jersey, on the 21st day of April 1997.


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                                  (Registrant)


                    By: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (Depositor)



Attest: /s/ EDWARD W. DIFFIN, JR.               By: /s/ BARRY G. SKOLNICK
              -------------------------------   -------------------------------
              Edward W. Diffin, Jr.                           Barry G. Skolnick
              Vice President                                  Senior Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 1997.


                  SIGNATURE                                         TITLE
---------------------------------------------   ----------------------------------------------


                      *                         Chairman of the Board, President, and Chief
---------------------------------------------   Executive Officer
              Anthony J. Vespa
                      *                         Director, Senior Vice President, Chief
---------------------------------------------   Financial Officer, Chief Actuary, and
            Joseph E. Crowne, Jr.               Treasurer

                      *                         Director, Senior Vice President, and Chief
---------------------------------------------   Investment Officer
              David M. Dunford

                      *                         Director and Senior Vice President
---------------------------------------------
               Gail R. Farkas

         *By: /s/ BARRY G. SKOLNICK             In his own capacity as Director, Senior Vice
---------------------------------------------   President, General Counsel, Secretary and as
              Barry G. Skolnick                 Attorney-In-Fact

                                 EXHIBIT INDEX


 1.A.5(a)(1)     Flexible Premium Variable Life Insurance Policy
 1.A.5(a)(2)     Flexible Premium Joint and Last Survivor Variable Life Insurance Policy
 1.A.5(b)(1)     Backdating Endorsement
 1.A.5(b)(2)(a)  Guarantee of Insurability Rider for Flexible Premium Variable Life Insurance
                 Policy
 1.A.5(b)(2)(b)  Guarantee of Insurability Rider for Flexible Premium Joint and Last Survivor
                 Variable Life Insurance Policy
 1.A.5(b)(3)(a)  Single Premium Immediate Annuity Rider for Flexible Premium Variable Life
                 Insurance Policy
 1.A.5(b)(3)(b)  Single Premium Immediate Annuity Rider for Flexible Premium Joint and Last
                 Survivor Variable Life Insurance Policy
 1.A.5(b)(4)     Flexible Premium Joint and Last Survivor Partial Withdrawal Rider for use
                 with Flexible Premium Joint and Last Survivor Variable Life Insurance Policy
 1.A.5(b)(5)     Flexible Premium Partial Withdrawal Rider for use with Flexible Premium
                 Variable Life Insurance Policy
 1.A.5(b)(6)     Change of Insured Rider for use with Flexible Premium Variable Life
                 Insurance Policy
 1.A.10(a)       Variable Life Insurance Application
 1.A.10(c)       Variable Life Insurance Supplemental Application I
 1.A.10(d)       Application for Additional Payment for Variable Life Insurance
 1.A.10(e)       Application for Reinstatement
 6.              Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to actuarial matters pertaining to the securities being registered
 8.(a)           Written Consent of Barry G. Skolnick, Esq.
 8.(c)           Written Consent of Sutherland, Asbill & Brennan, L.L.P.
 8.(d)           Written Consent of Deloitte & Touche LLP, Independent Auditors
27.              Financial Data Schedule